As filed with the U.S. Securities and Exchange Commission on April 28, 2008
Securities Act File No. 333-91278
Investment Company Act File No. 811-21128

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 21
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 21
(Check appropriate box or boxes.)
Legg Mason Partners Variable Equity Trust
(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York	10041
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code (800) 451-2010
Robert I. Frenkel
Legg Mason Partners Variable Equity Trust
300 First Stamford Place
Stamford, Connecticut 06902
(Name and Address of Agent for Service)
COPY TO:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019
Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Post-Effective
Amendment.
It is proposed that this filing will become effective:
☑ immediately upon filing pursuant to paragraph (b)
☐ on ____________ pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on pursuant to paragraph a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on ___pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This filing relates solely to Legg Mason Partners Variable Lifestyle Allocation 50%, Legg Mason Partners Variable Lifestyle Allocation 70% and Legg Mason Partners Variable Lifestyle Allocation 85%.

PROSPECTUS April 28, 2008	Legg Mason Partners Variable Lifestyle Allocation 85%

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.	Shares of the portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans. This prospectus should be read together with the prospectus for those contracts or plans.

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Variable Lifestyle Allocation 85%

As part of a number of initiatives launched in 2006 to restructure and streamline the Legg Mason Partners fund complex, the portfolio assumed the assets and liabilities of a predecessor portfolio with the same name, effective April 30, 2007. Any information in this prospectus relating to the portfolio prior to the date of this prospectus refers to the portfolio’s predecessor.

Investments, risks and performance
About the portfolio
Legg Mason Partners Variable Lifestyle Allocation 85% (“Variable Allocation 85%”) is a “fund of funds” — meaning it invests in other mutual funds. The underlying funds’ investment objectives and certain of their investment strategies are described under the heading entitled “More on the portfolio’s investments.”
   The portfolio is managed as an asset allocation program.
   The portfolio seeks to maintain a neutral mix or Target Allocation (i.e., its percentage allocation between the underlying equity-oriented funds and fixed-income-oriented funds). The portfolio may make tactical changes in its equity funds-fixed-income funds allocation within a specified range (the Target Range) around that neutral mix, based on the portfolio managers’ opinion about the outlook for the asset classes and market and economic trends.
   Investing primarily in other mutual funds presents special risks:

■	In addition to the portfolio’s operating expenses, you will indirectly bear a pro rata portion of the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and, indirectly, a pro rata portion of the management fees of the underlying funds
■	One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accomplishing any investment purpose
■	The portfolio’s Target Allocation and Target Range are measures of the percentage of the portfolio’s assets invested in underlying funds across two asset classes, not the percentage of equity securities or fixed-income securities invested in indirectly by the portfolio. The underlying funds generally invest principally in either equity or fixed-income securities, but their percentage investments in these securities may vary from time to time subject to applicable regulatory requirements. Thus, the percentage of equity or fixed-income securities held by the portfolio indirectly, through its investment in underlying funds, may vary substantially from its Target Allocation or Target Range. Investors should take this into account when determining whether the portfolio is an appropriate investment for them.
Principal risks of investing in fixed-income securities and equity securities
The underlying funds invest in fixed-income securities and equity securities. Risks common to investments in fixed-income securities and equity securities are set forth below. There are also principal risks which are specific to an investment in the portfolio. These unique risks are described in the portfolio summary beginning on page 4.
Fixed-income securities:

■	When interest rates go up, prices of fixed-income securities usually go down. This is known as interest rate risk
■	An issuer of a security may default on its obligation to pay principal and/or interest or the security’s credit rating may be downgraded. This is known as credit risk
2     Legg Mason Partners Funds

■	An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk
■	Slower than expected principal payments may extend a security’s life. This locks in a below-market interest rate, increases the security’s duration and reduces the value of the security. This is known as extension risk

Equity securities:

■	Stock prices may decline generally
■	If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer’s security may be depressed
Legg Mason Partners Variable Lifestyle Allocation 85%      3

Variable Allocation 85%
Investment objective
Capital appreciation.
Principal investment strategies
The portfolio is a fund of funds. The portfolio’s assets are primarily allocated among the Legg Mason-affiliated mutual funds listed below, which are primarily equity funds.
   The portfolio organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed-income class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year as well as all types of short-term and money market instruments). The portfolio’s Target Allocation is 85% in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.
Selection process
The portfolio managers periodically adjust the allocation of the portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.
   The performance of the underlying funds also influences their weighting in the portfolio. The portfolio managers invest in underlying funds that have a range of investment styles and focuses, including large cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds and fixed-income funds. The portfolio’s underlying fixed-income funds invest in investment grade fixed-income securities including those of U.S. and non-U.S. issuers, including corporate, mortgage-backed and government securities and high yield, high risk corporate and government debt securities rated below investment grade (commonly known as “junk bonds”).

Target Allocation

Equity Funds	85%

Fixed Income Funds	15%

Target Range

Equity Funds	80-100%

Fixed Income Funds	0-20%

   The portfolio may invest in any of the underlying funds listed in the table below. The Target Range in the table shows the percentage range of the portfolio’s assets that may be invested in the underlying funds at any time. The portfolio is not expected to be invested in all of the underlying funds at any time. The portfolio may change its allocations among the underlying funds listed, as well as the percentage it invests in a particular underlying fund, from time to time and without prior notice to shareholders. The portfolio may also vary the allocation between equity funds and fixed income funds within the target range without prior notice to shareholders.
4     Legg Mason Partners Funds

Target
Underlying Funds in which Variable Lifestyle Allocation 85% May Invest	Range

Legg Mason Partners U.S. Large Cap Equity Fund	0-30%

Legg Mason American Leading Companies Trust	0-20%

Legg Mason Growth Trust, Inc.	0-20%

Legg Mason Opportunity Trust	0-20%

Legg Mason Partners Aggressive Growth Fund	0-20%

Legg Mason Partners Appreciation Fund	0-20%

Legg Mason Partners Capital Fund	0-20%

Legg Mason Partners Fundamental Value Fund	0-20%

Legg Mason Partners Investors Value Fund	0-20%

Legg Mason Partners Large Cap Growth Fund	0-20%

Legg Mason Value Trust, Inc.	0-20%

Legg Mason International Equity Trust	0-15%

Legg Mason Partners International All Cap Opportunity Fund	0-15%

Legg Mason Partners Mid Cap Core Fund	0-15%

Legg Mason Partners Small Cap Core Fund	0-15%

Legg Mason Partners Small Cap Growth Fund	0-15%

Legg Mason Special Investment Trust, Inc.	0-15%

Royce Total Return Fund	0-15%

Royce Value Fund	0-15%

Legg Mason Emerging Markets Trust	0-10%

Legg Mason Partners Emerging Markets Equity Fund	0-10%

Western Asset Absolute Return Portfolio	0-15%

Western Asset Core Plus Bond Portfolio	0-15%

Western Asset High Yield Portfolio	0-10%

The portfolio invests in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the funds, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason Partners family of funds, the portfolio purchases Class I shares, or Class IS shares if the underlying fund offers Class IS shares. The portfolio invests in the Institutional Class of shares of the underlying funds in the Legg Mason, Royce and Western Asset family of funds.
   Summary performance information for the funds listed above appears in Appendix A.
Principal risks of investing in the portfolio
Your investment in the portfolio is subject to the risks associated with investing in equity securities and, to a lesser degree, fixed-income securities generally. The principal risks associated with investing in equity securities and fixed-income securities are described on pages 2-3 under “About the portfolio.” Your investment in the portfolio is also subject to the following specific risks:

■	Growth stocks or small capitalization stocks (generally those comprising the Russell 2000 Indices) may fall out of favor with investors and may experience greater volatility, as well as greater potential for loss
Legg Mason Partners Variable Lifestyle Allocation 85%      5

■	Value stocks may fall out of favor with investors
■	An underlying fund’s investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. Less information may be available about foreign securities or markets and foreign markets may be smaller, less liquid and more volatile than U.S. markets. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets
■	The portfolio managers’ judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong
■	The underlying equity funds invest principally in equity securities and the underlying fixed-income funds invest principally in fixed-income securities. However, under normal market conditions an underlying fund may vary the percentage of its assets in equity securities or in fixed-income securities (subject to applicable regulatory requirements). Depending upon the percentage of equity and or fixed-income securities held by the underlying funds at any given time, and the percentage of the assets of the portfolio invested in various underlying funds, the portfolio’s actual exposure to equity securities and fixed-income securities may vary substantially from its Target Allocation or Target Range
■	An underlying fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations. If an underlying fund takes a temporary defensive position, it (and the portfolio) may be unable to achieve their investment objectives
■	The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one underlying fund than a diversified portfolio. Being non-diversified may magnify the portfolio’s losses from adverse events affecting a particular underlying fund. The underlying funds in which the portfolio invests may be either diversified or non- diversified

Who may want to invest
The portfolio may be an appropriate investment if you:

■	Currently have exposure to fixed-income investments and less volatile equity investments and wish to broaden your investment portfolio
■	Are willing to accept the risks of the stock market
■	Have a long-term time horizon and no need for current income
6     Legg Mason Partners Funds

Performance information
The following shows summary performance information for the portfolio in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year and by showing how the portfolio’s average annual total returns compare with the returns of broad-based indices. The performance information for periods prior to April 30, 2007 is that of the portfolio’s predecessor. In addition, the performance information reflects the performance of the portfolio with allocations to underlying funds different from those in which the portfolio currently invests and different Target Allocations and Target Ranges and, therefore, investment performance based on the portfolio’s current underlying funds may differ. The portfolio’s past performance does not necessarily indicate how the portfolio will perform in the future.
   Performance figures do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus or information provided by your qualified plan for more information on expenses.
Risk return bar chart
Highest and lowest quarterly returns (for periods shown in the bar chart):
Highest: 22.23% in 4th quarter 1998; Lowest: (18.92)% in 3rd quarter 2001.
Legg Mason Partners Variable Lifestyle Allocation 85%      7

Comparative performance
This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to those of the Lehman Brothers U.S. Aggregate Index (“Lehman U.S. Aggregate”), Russell 3000 Index (“Russell 3000”) and the Lifestyle Allocation 85% Composite Benchmark. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.
Risk return table
This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Average Annual Total Returns (for the periods ended December 31, 2007)

	1 Year	5 Years	10 Years

Legg Mason Partners Variable Lifestyle Allocation 85%	3.36%	12.68%	5.16%

Indices

Lehman U.S. Aggregate(1)	6.97%	4.42%	5.97%

Russell 3000(2)	5.14%	13.63%	6.22%

Lifestyle Allocation 85% Composite Benchmark(3)	5.37%	14.66%	7.14%

(1)	The Lehman U.S. Aggregate represents securities that are publicly-registered, taxable, and dollar denominated and covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(2)	The Russell 3000 measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(3)	The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. High Yield — 2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield — 2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

An investor cannot invest directly in an index. Index performance reflects no deduction for fees, expenses or taxes.
8     Legg Mason Partners Funds

Fee table
This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the returns would be lower and the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this portfolio is presented in the accompanying contract prospectus through which the portfolio’s shares are offered to you.

Shareholder Fees

(paid directly from your investment)

Maximum sales charge on purchases	Not applicable

Maximum deferred sales charge on redemptions	Not applicable

Annual Portfolio Operating Expenses

(paid by the portfolio as a % of net assets)

Management fee	None

Distribution and service (12b-1) fees	None

Other expenses(1)	0.23%

Total annual fund operating expenses(2)	0.23%

Less contractual fee waiver and/or expense reimbursement (2)	-0.03%

Acquired Fund Fees and Expenses (fees and expenses of underlying funds)(2)	0.82%

Net total annual fund operating expenses(2)	1.02%

(1)	The amount set forth in “other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the portfolio going forward.

(2)	The expense ratio reflects certain one-time, non-recurring expenses for the prior period’s prospectus and shareholder report printing and mailing cost incurred relating to the recent fiscal year. Without the effect of this adjustment, the expense ratio is estimated to be 1.02%. Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the portfolio (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.20% until at least April 30, 2009. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of the net total annual operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.
Legg Mason Partners Variable Lifestyle Allocation 85%      9

Example
This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual costs may be higher or lower.
The example assumes:

■	You invest $10,000 in the portfolio for the period shown
■	You reinvest all distributions and dividends without a sales charge
■	The portfolio’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance
■	The expenses of the underlying Legg Mason affiliated funds are reflected

Number of Years You Own Your Shares

	1 Year	3 Years	5 Years	10 Years

Your costs would be: (with or without redemption)	$104	$324	$563	$1,247

10     Legg Mason Partners Funds

More on the portfolio’s investments
Underlying funds
The following is a description of the investment objectives and principal investment strategies of the underlying funds in which the portfolio may invest. Each of the underlying funds is managed by the portfolio’s investment manager or an affiliate of the portfolio’s investment manager. The investment manager for each of the Legg Mason Partners Funds is Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”). The investment manager for each of the Legg Mason and Western Asset Funds is Legg Mason Fund Adviser, Inc. The investment manager for each of the Royce Funds is Royce & Associates, LLC.
   The underlying funds that invest primarily in equity securities are:

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason American Leading Companies Trust	0.79%	seeks long-term capital appreciation and current income consistent with prudent investment risk. The fund invests primarily in securities that, in the adviser’s opinion, offer the potential for capital appreciation and current income. Under normal circumstances, the fund will seek to achieve its objective by investing at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States. At least 75% of the dollar amount of stocks held by the fund will have a recent history of paying dividends. The adviser defines a “Leading Company” as one that, in the opinion of the adviser, has attained a major market share in one or more products or services within its industry(ies) and possesses the potential to maintain or increase market share and profit in the future. Such companies are typically well known as leaders in their respective industries; most are found in the top half of the Standard & Poor’s 500 Index. The adviser currently anticipates that the fund will not invest more than 20% of its net assets in foreign securities. The fund may invest up to 20% of its net assets in debt securities, including government, corporate and money market securities. The fund may invest in debt securities of any maturity of both foreign and domestic issuers. The debt securities in which the fund may invest, excluding investments in convertible securities, will be rated at least A by Standard & Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”), or deemed by the adviser to be of comparable quality to a security with these ratings. The convertible securities in which the fund may invest will be rated at least BB by S&P or Ba by Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings.

Legg Mason Partners Variable Lifestyle Allocation 85%      11

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Emerging Markets Trust	1.25%	seeks long-term capital appreciation. The fund’s adviser, under normal circumstances, will invest substantially all of the fund’s net assets in equity securities and convertible securities of emerging market issuers. The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it might not invest in all these markets at all times and might not invest in any particular market when it deems investment in that country or region to be inadvisable. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single emerging market country.

Legg Mason Growth Trust, Inc.	0.77%	seeks maximum long-term capital appreciation with minimum long-term risk to principal. The fund invests primarily in common stocks that, in the adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the adviser’s assessment of their intrinsic value. Any income realized will be incidental to the fund’s objective. The adviser currently anticipates that the fund will not invest more than 25% of its total assets in foreign securities. The fund may invest in convertible securities and, for temporary defensive purposes, up to 100% of its assets in high quality short-term debt obligations.

Legg Mason International Equity Trust	0.84%	seeks maximum long-term total return. The adviser currently intends to invest substantially all of the fund’s assets in non-U.S. equity securities. The primary focus of the adviser is value added through stock selection, with a secondary focus on region and sector allocation. The fund may invest up to 35% of its total assets in emerging market securities.

Legg Mason Opportunity Trust	1.32%	seeks long-term growth of capital. The fund invests in securities, derivatives and other financial instruments that, in the adviser’s opinion, offer the opportunity for long-term growth of capital. The adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities. The fund may sell securities and other instruments short. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund’s net assets, a practice known as “leveraging.” Although the adviser considers ratings by agencies such as S&P or Moody’s in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly known as “junk bonds.” The fund may invest for temporary defensive purposes in cash, money market instruments, bonds or other debt securities.

12     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Aggressive Growth Fund	0.71%	seeks capital appreciation. The fund invests primarily in common stocks of companies that the portfolio manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund’s assets may be invested in the securities of such companies. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in money market instruments and short-term debt securities or cash without regard to any percentage limitations.

Legg Mason Partners Appreciation Fund	0.57%	seeks long-term appreciation of shareholders’ capital. The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. Equity securities include exchange-traded and over-the-counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in money market instruments and short-term debt securities or cash without regard to any percentage limitations. The fund may engage in short sales.

Legg Mason Partners Variable Lifestyle Allocation 85%      13

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Capital Fund	0.61%	seeks capital appreciation through investment in securities which the portfolio managers believe have above-average capital appreciation potential. The fund invests primarily in equity securities of U.S. companies. These companies typically range in size from established large capitalization companies to medium size companies. However, the fund may also invest in small capitalization companies including those at the beginning of their life cycles. The portfolio managers evaluate companies of all sizes but emphasize those with market capitalizations above $1 billion. The fund may invest up to 20% of its assets in securities of foreign issuers, either directly or through investing in depositary receipts. The fund may invest in fixed income securities, invest without limit in convertible debt securities and may also invest in debt obligations of foreign issuers. The fund may invest up to 20% of its assets in non-convertible debt securities rated below investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the portfolio managers. The fund also may invest up to 10% of its assets in distressed debt securities, defined as debt securities that are subject to bankruptcy proceedings or are in default or are at imminent risk of being in default. The fund also may invest in derivatives. The fund may engage in short sales.

Legg Mason Partners Emerging Markets Equity Fund	1.30%	seeks to provide long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies domiciled in, or whose securities are traded in the stock markets of, emerging market nations, and other securities whose values are based on such equity securities. The fund considers emerging market nations to include countries that, at the time the fund makes an investment, are categorized by the World Bank and its affiliates as “low income” or “middle income,” are included in the MSCI (Morgan Stanley Capital International) Emerging Markets Index, or are believed by the portfolio manager to have similar emerging market characteristics. There are no limitations on the market capitalizations of the companies in which the fund may invest. Debt securities, other than convertible securities, must be rated investment grade (identified as at or above Baa by Moody’s or BBB by S&P) when the fund purchases them, or if unrated, of comparable quality in the opinion of the portfolio manager. The fund also may invest in derivatives.

14     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Fundamental Value Fund	0.66%	seeks long-term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the portfolio managers believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 25% of the value of its assets in the securities of foreign issuers. The fund also may invest in derivatives.

Legg Mason Partners International All Cap Opportunity Fund	1.19%	seeks total return on its assets from growth of capital and income. The fund invests primarily in equity securities of foreign companies. The fund, under normal circumstances, will invest at least 80% of the value of its net assets in a diversified portfolio of equity securities and may invest up to 20% of the value of its net assets in bonds, notes and debt securities (including up to 10% of the value of its net assets in below investment grade securities or “junk bonds”). The portfolio managers emphasize individual security selection while diversifying the fund’s investments across regions and countries, which can help to reduce risk. While the portfolio managers select investments primarily for their capital appreciation potential, some investments will have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the portfolio managers’ assessment of overseas potential for long-term growth, the fund’s emphasis among foreign markets (including emerging markets) and types of issuers may vary.

Legg Mason Partners Variable Lifestyle Allocation 85%      15

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Investors Value Fund	0.54%	seeks long-term growth of capital. Current income is a secondary objective. The fund invests primarily in common stocks of established U.S. companies. The fund may also invest in other equity securities. To a lesser degree, the fund may invest in debt securities. The portfolio managers focus on established large capitalization companies (over $5 billion in market capitalization) but the fund is not limited by market capitalization. The fund may invest up to 20% of its assets in securities of foreign issuers, either directly or indirectly, in depositary receipts. The fund may invest in various types of fixed income securities, including from time to time up to 5% of its net assets in non-convertible high yield securities rated below investment grade by S&P and Moody’s or comparable unrated securities, with no minimum rating required. There is no limit on the amount of the fund’s assets that can be invested in convertible securities rated below investment grade. Certain of the fixed-income securities in which the fund may invest may be distressed debt securities. The fund may engage in short sales. The fund also may invest in derivatives.

Legg Mason Partners Large Cap Growth Fund	0.73%	seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest in securities of foreign issuers directly or in the form of depositary receipts. Management of the fund intends to limit the fund’s investments in these types of securities to 10% of the fund’s assets. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in money market instruments and short-term debt securities or cash without regard to any percentage limitations.

16     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Mid Cap Core Fund	0.78%	seeks long-term growth of capital. Under normal circumstances the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes in equities, or other investments with similar economic characteristics, of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as defined from time to time. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of medium capitalization companies for purposes of the fund’s 80% investment policy. The fund may invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities. While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 10% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. The fund also may invest in derivatives.

Legg Mason Partners Small Cap Core Fund	1.60%**	seeks long-term capital appreciation. Under normal market conditions, the fund will invest at least 80% of net assets plus any borrowings for investment purposes in common stocks of U.S. companies with relatively small market capitalizations at the time of investment or other investments with similar economic characteristics. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund will be considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The fund will hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Index in terms of economic sector weightings and market capitalization. The Russell 2000 Index is a broad-based index of the smaller capitalization segment of the U.S. stock market. The fund also may invest in derivatives. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash.

Legg Mason Partners Variable Lifestyle Allocation 85%      17

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Small Cap Growth Fund	0.79%	seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. For the purposes of this 80% policy, small capitalization companies are companies with market cap values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund are still considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The fund may invest up to 20% of its total assets in equity securities of foreign issuers. The fund may also invest to a limited extent in debt obligations of foreign issuers. The fund may invest in foreign issuers directly or in depository receipts. The fund may invest up to 20% of its assets in non-convertible bonds, notes and other debt obligations. The fund also may invest in derivatives. The fund may engage in short sales.

Legg Mason Partners U.S. Large Cap Equity Fund	1.00%**	seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus borrowings for investment purposes, if any, in U.S. equity securities of large capitalization companies or other investments with similar economic characteristics. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of large capitalization companies for purposes of the fund’s 80% investment policy. The fund will hold equity securities that the fund’s portfolio managers believe will outperform the U.S. stock market. The fund may invest in a variety of equity securities, including common stocks, foreign securities, exchange-traded funds and real estate investment trusts. The fund will have exposure to growth and value equities of large capitalization companies. The fund will seek to produce returns that exceed those of the Index over a full market cycle (typically three to five years).

18     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Special Investment Trust, Inc.	0.71%	seeks capital appreciation. The fund invests primarily in equity securities, and securities convertible into equity securities. The adviser expects that under normal circumstances, the fund will invest the majority of its total assets in the securities of companies in the mid-cap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® Index, or in “special situations,” at the time of purchase. The fund may invest a portion of its assets in companies of any size. The fund may invest in “special situations” without regard to market capitalization. The adviser defines special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the adviser, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings in connection with an actual or potential bankruptcy. The fund may also invest in debt securities, including securities involved in special situations. The fund may invest up to 35% of its total assets in debt securities rated below investment grade commonly known as “junk bonds.” The fund also may invest in derivatives.

Legg Mason Value Trust, Inc.	0.69%	seeks long-term growth of capital. The fund invests primarily in equity securities that, in the adviser’s opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser’s assessment of their intrinsic value. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The fund may also invest in debt securities. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.”

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	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Royce Total Return Fund	0.99%	seeks both long-term growth of capital and current income. Royce invests the fund’s assets primarily in dividend-paying securities of small- and micro-cap companies. Of the more than 7,100 small- and micro-cap companies, more than 1,900 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Normally, the fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Royce Value Fund	1.03%	seeks long-term growth of capital. Royce invests the fund’s assets primarily in the equity securities of small- and mid-cap companies, those with stock market capitalizations from $500 million to $5 billion, that it believes are trading significantly below its estimate of their current worth. The fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. Normally, the fund invests at least 80% of its net assets in equity securities of such small- and/or mid-cap companies. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

*	As of the fiscal year-end most recently completed prior to the date of each underlying fund’s most recent prospectus, or semi- annual or annual shareholder report (net of extraordinary expenses).

**	The expense ratio for Class IS shares has been estimated, since there were no Class IS shares outstanding as of the date of this prospectus.

   The underlying funds that invest primarily in fixed-income securities are:

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Western Asset Absolute Return Portfolio	0.95%	seeks to maximize long-term total return. The portfolio has a flexible investment strategy and will invest in a variety of securities and instruments and use a variety of investment techniques in pursuing its objective. Under normal market conditions, the portfolio will invest at least 50% of its net assets in debt and fixed income securities rated at least Baa or BBB at the time of purchase by one or more nationally recognized statistical rating organizations or unrated securities of comparable quality at the time of purchase (as determined by the portfolio’s advisers). The fund may invest no more than 50% of its net assets in non-U.S. dollar denominated securities and no more than 25% of its net assets in un-hedged non-U.S. dollar denominated securities. The fund may invest no more than 25% of its net assets in non-U.S. dollar denominated securities rated below investment grade and no more than 25% of its net assets in non-US issuers rated below investment grade. The fund also may invest in derivatives.

20     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Western Asset Core Plus Bond Portfolio	0.43%	seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of generally 2.5 to 7 years. The portfolio invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. To achieve its objective, the portfolio may invest in a variety of securities and instruments. The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers and up to 20% of total assets in non-U.S. dollar denominated securities. The fund may invest up to 15% of its assets in securities rated below investment grade (i.e., not rated at least Baa/ BBB by one or more nationally recognized statistical rating organizations or unrated securities of comparable quality). The fund also may invest in derivatives.

Western Asset High Yield Portfolio	0.58%	seeks to maximize total return, consistent with prudent investment management. Under normal market conditions, the portfolio will invest at least 80% of its net assets in U.S. dollar denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more nationally recognized statistical rating organizations or are of a comparable quality as determined by Western Asset. The portfolio will consider a security to be rated below investment grade if it is rated below Baa/ BBB by at least one nationally recognized statistical rating organization (or, if unrated, is determined by Western Asset to be of comparable quality). These securities are commonly known as “junk bonds” or “high yield securities.” The fund may invest up to 20% of its total assets in non-U.S. dollar denominated non-U.S. securities. The fund also may invest in derivatives.

*	As of the fiscal year-end most recently completed prior to the date of each underlying fund’s prospectus, semi-annual or annual shareholder report (net of extraordinary expenses).
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Investment strategies and related risks
The portfolio’s investment objective and principal investment strategies are described in the section entitled “Investments, risks and performance.” This section provides further information about the investment strategies that may be used by the portfolio.
   The portfolio’s investment objective may be changed by the Board of Trustees without shareholder or policy holder approval.
Portfolio turnover
Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from an underlying fund’s performance.
Changes in allocations
The underlying funds in which the portfolio may invest, and the percentage of assets allocated to each fund, may be changed from time to time without prior notice to shareholders. Similarly, the Target Allocation between equity and fixed-income oriented underlying funds may be adjusted from time to time without prior notice to shareholders. If the target for investment in a particular fund is exceeded or not met because of cash flows or changes in the market value of the shares of the underlying funds, the portfolio managers may, but are not required to, adjust the portfolio’s holdings.
High yield securities
Each of Western Asset Absolute Return Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset High Yield Portfolio, Legg Mason Partners Investors Value Fund, Legg Mason Partners Capital Fund, Legg Mason Value Trust, Inc., Legg Mason Special Investment Trust, Inc., Royce Total Return Fund, Royce Value Fund, Legg Mason Emerging Markets Trust, Legg Mason International Equity Trust, Legg Mason Opportunity Trust and Legg Mason Partners International All Cap Opportunity Fund may invest a portion of its assets in high yield securities (“junk bonds”). High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

■	Increased price sensitivity to changing interest rates
■	Greater risk of loss because of default or declining credit quality
■	Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
■	A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time
22     Legg Mason Partners Funds

Foreign securities
All of the underlying funds may invest a portion of their assets outside the United States. Investing in the securities of non-U.S. issuers involves special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

■	Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices
■	Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the adviser may not be able to sell the fund’s portfolio securities in amounts and at prices the adviser considers reasonable
■	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading
■	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession
■	Economic, political and social developments may adversely affect the securities markets in which securities of non-U.S. issuers trade
■	Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers
Small capitalization issuers
Each of Legg Mason Partners Small Cap Core Fund, Legg Mason Partners Small Cap Growth Fund, Legg Mason Partners Fundamental Value Fund and Legg Mason Partners Aggressive Growth Fund focuses on small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

■	Be more sensitive to changes in the economy, earnings results and investor expectations
■	Have more limited product lines and capital resources
■	Experience sharper swings in market values
■	Be harder to sell at the times and prices the fund thinks appropriate
■	Offer greater potential for gain and loss
Derivatives
Most of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and swaps, including interest rate, currency or credit default swaps, for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique
■	For some underlying funds, to increase the fund’s total return
   A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.
Legg Mason Partners Variable Lifestyle Allocation 85%      23

   An underlying fund may use derivatives to gain exposure to a security, issuer or market. An underlying fund may from time to time sell protection on debt securities by entering into credit default swaps, a type of derivative transaction. In return for periodic payments, the underlying fund is obligated to pay the counterparty if the bond which is the subject of the credit default swap defaults or is subject to a specified credit event. As the seller the underlying fund could be considered leveraged because, in addition to the investment exposure that it has on its assets, the underlying fund is subject to investment exposure on the notional amount of the swap. Even a small investment in derivative contracts can have a big impact on an underlying fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed-income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.
Fund rebalancings
From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to rebalancings of the portfolio’s investments. In the event of such redemption or investments, an underlying fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
   For example, rebalancings may increase brokerage and/or other transaction costs of the underlying funds. In addition, when the portfolio owns a substantial portion of an underlying fund, a large redemption by the portfolio could cause that underlying fund’s expenses to increase and could result in the underlying fund becoming too small to be economically viable.
   The impact of rebalancings is likely to be greater when the portfolio owns, redeems, or invests in a substantial portion of an underlying fund. The effects of rebalancings could affect the underlying funds, which could adversely affect their performance and, therefore, the performance of the portfolio.
   The portfolio and the underlying funds are managed by LMPFA and/or an investment advisory affiliate of LMPFA. The manager of the underlying fund may take such actions as it deems appropriate to minimize any such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying fund. LMPFA and/or its advisory affiliates will seek to cooperate with the manager of an underlying fund in its efforts to minimize any such adverse impact on the underlying fund. Such actions may cause delay in the rebalancing of the portfolio’s investments in the event of significant market or other events that may require more rapid action.
Temporary defensive investments
The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in Western Asset Money Market Fund, a money fund managed by a Legg Mason affiliate,
24     Legg Mason Partners Funds

repurchase agreements or cash without regard to any percentage limitation. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.
Investment policies
The portfolio’s investment policies generally may be changed by the Board without shareholder approval.
Other investments
The portfolio reserves the right in certain circumstances to invest directly in the types of securities held by the underlying funds, including common and preferred stocks; securities convertible into common stocks; warrants and depository receipts; and fixed-income securities, including U.S. government securities, money market instruments, mortgage-related securities and repurchase agreements. These investments may include securities of non-U.S. issuers. To the extent the portfolio invests directly in these instruments, it is subject to the same risks as an underlying fund investing in these instruments.
   The portfolio may also enter into futures contracts on securities or related options on futures contracts on securities that are traded on a domestic or foreign exchange or in the over-the-counter market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.
   In addition to direct investments, the portfolio may invest in shares of a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“Exchange Traded Funds”). Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. As with other investments in shares of mutual funds, a portfolio holding shares of an Exchange Traded Fund will bear its pro rata portion of the Exchange Traded Fund’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the portfolio’s own operations.
Other information
   The portfolio may also use other strategies and invest (through the underlying funds) in other securities that are described, along with their risks, in the Statement of Additional Information (“SAI”). However, the portfolio might not use all of the strategies and techniques or invest (through the underlying funds) in all of the types of securities described in this prospectus or in the SAI. Also note that there are other factors, which are not described here, that could adversely affect your investment and that could prevent the portfolio from achieving its investment objective.
Portfolio holdings
The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings are described in the SAI.
Legg Mason Partners Variable Lifestyle Allocation 85%      25

Management
The manager and subadviser
LMPFA is the portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio and manages the portfolio’s cash and short-term instruments. As of December 31, 2007, LMPFA’s total assets under management were approximately $193 billion.
   Legg Mason Global Asset Allocation, LLC (“LMGAA” or the “subadviser”) provides the day-to-day portfolio management of the portfolio, except for the management of cash and short-term instruments, which is performed by LMPFA. LMGAA has offices at 620 Eighth Avenue, New York, New York 10018 and is a recently-organized investment adviser that has been formed to provide asset allocation advisory services for the portfolio. As of December 31, 2007, LMGAA’s total assets under management were approximately $3.1 billion.
   LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are located at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2007, Legg Mason’s asset management operations had aggregate assets under management of approximately $998 billion.
Portfolio managers
LMGAA utilizes a team management approach. LMGAA utilizes a team headed by Steven Bleiberg to manage the assets of the portfolio. Mr. Bleiberg serves as LMGAA’s President and Chief Investment Officer. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management. From 2003 to 2006, he served as head of global investment strategy at Smith Barney Fund Management LLC (“SBFM”). Andrew Purdy serves as Portfolio Manager, Asset Allocation Strategies. He is responsible for coordination and implementation of asset allocation strategies. Mr. Purdy has 13 years of industry experience.
   The SAI provides additional information about each primary portfolio manager’s compensation, other accounts managed by the primary portfolio managers and any portfolio shares held by the primary portfolio managers.
Management fees
The portfolio does not pay a management fee. Prior to December 1, 2007, the portfolio paid a fee of 0.35% of its average daily net assets for advisory and administrative services. For the fiscal year ended January 31, 2008, the portfolio paid a fee of 0.29% of its average daily net assets for management services. For more information regarding the management fees of the underlying funds, please consult the SAI.
   A discussion regarding the basis for the Board’s approval of the portfolio’s management agreement with LMPFA and subadvisory agreement with LMGAA is available in the portfolio’s annual report for the fiscal year ended January 31, 2008.
26     Legg Mason Partners Funds

Distributor
Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the portfolio’s sole and exclusive distributor.
   The portfolio’s manager or an affiliate may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The manager or an affiliate may also make payments for marketing, promotional or related expenses. The amount of these payments is determined by the manager or an affiliate and may be substantial. The distributor may make similar payments under similar arrangements.
   The payments described in the paragraph above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.
Possible conflicts of interest
The portfolio’s Trustees and officers also serve in similar positions with many of the underlying Legg Mason Partners funds. In addition, there are possible conflicts of interest that could arise because the manager of the portfolio is affiliated with the managers of the underlying Legg Mason, Western Asset and Royce funds. Thus, if the interests of the portfolio and the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers of the portfolio fulfill their fiduciary duties to the portfolio and the underlying funds. The portfolio’s Trustees believe they have structured the portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the portfolio could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the portfolio’s Trustees and officers, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the underlying funds have been adopted by the portfolio to minimize this possibility and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.
Recent developments
On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the portfolio, and Citigroup Global Markets Inc. (“CGMI”), a former distributor of the portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the portfolio (the “Affected Funds”).
   The SEC order found that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGMI knowingly or
Legg Mason Partners Variable Lifestyle Allocation 85%      27

recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also found that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.
28     Legg Mason Partners Funds

Share transactions
Availability of shares
   Shares of the portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies and or through eligible pension or other qualified plans. Shares of the portfolio are sold at net asset value.
   The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio’s Board currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another fund may be substituted.
   The sale of shares may be suspended or terminated if it is found by the portfolio’s Board in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.
Redemption of shares
The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption order from a separate account or plan, which may be more or less than the price paid for the shares. The portfolio will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account or plan on or before the third day following receipt of the request in good order, except on a day in which the New York Stock Exchange (“NYSE”) is closed or as permitted by an SEC order in extraordinary circumstances.
   Subject to applicable law, the portfolio may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.
Frequent purchases and redemptions of portfolio shares
Frequent purchases and redemptions of portfolio shares may interfere with the efficient management of the portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio or an underlying fund, the portfolio managers of the portfolio or of an underlying fund, as applicable, may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s or underlying fund’s investment objective. Frequent trading may cause an underlying fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the underlying fund’s (and thereby the portfolio’s) performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing
Legg Mason Partners Variable Lifestyle Allocation 85%      29

discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the underlying funds. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected. The underlying funds in which the portfolio invests are also subject to the effects of frequent purchases and redemptions of fund shares, which can increase expenses of the underlying funds and therefore, potentially, the expenses of the portfolio.
   Because of the potential harm to the portfolio and its long term shareholders, the Board, on behalf of the portfolio, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by LMPFA to be engaged in these abusive trading activities. In the event that an exchange request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares.
   Under the portfolio’s policies and procedures, the portfolio reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected within the Legg Mason Partners fund complex.
   A committee established by the manager administers the policy. The policy provides that the committee will use its best efforts to restrict a shareholder’s trading privileges in the Legg Mason Partners funds if that shareholder has engaged in a total of four or more “Round Trips” (as defined below) across all Legg Mason Partners funds during any rolling 12-month period. However, the committee has the discretion to determine that restricting a shareholder’s trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the committee may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in a fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the funds.
   A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of a fund’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. For purposes of these policies and procedures, the Legg Mason Partners funds complex also includes certain Western Asset funds and Barrett Opportunity Fund, Inc., but does not include money market funds in the fund complex.
30     Legg Mason Partners Funds

   The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts or through eligible pension or other qualified plans. The policies apply to any account, whether an individual account, accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, and accounts held through intermediaries such as insurance company separate accounts, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The portfolio’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the portfolio’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The portfolio’s distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading. These agreements took effect on October 16, 2007.
   The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. The portfolio has also adopted policies and procedures to prevent the selective release of information about the portfolio’s securities holdings, as such information may be used for market-timing and similar abusive practices.
   The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio or any underlying fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the portfolio is unable to detect and deter trading abuses, the portfolio’s performance and its long-term shareholders may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. Furthermore, the portfolio may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others bear the costs and effects of that trading. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.
Legg Mason Partners Variable Lifestyle Allocation 85%      31

Share price
The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.
   The Board has approved valuation procedures to be used to value the portfolio’s securities for the purposes of determining the portfolio’s net asset value. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolio to LMPFA.
   The portfolio’s net asset value is calculated based on the net asset value of the underlying funds in which it invests, along with the value of any direct investments. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing.
   The portfolio generally values its securities based on market prices determined at the close of regular trading on the NYSE. The portfolio’s currency valuations, if any, are done as of when the London Stock Exchange closes, which is usually at 12 noon Eastern time, as the manager believes that these valuations typically reflect the largest trading volume in the foreign currency markets. A material change in the value of currency during the period between the close of the London Stock Exchange and the calculation of the portfolio’s net asset value on the same date is considered a significant event, as described below, in response to which the portfolio may use fair valuation procedures to value the affected investments. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the portfolio’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the portfolio’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. Because the portfolio may invest in securities of issuers located in emerging markets, small capitalization issuers or lower-rated, high yield securities some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable — the portfolio may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid, such as securities of large
32     Legg Mason Partners Funds

capitalization domestic issuers. The portfolio may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the portfolio’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the portfolio prices its shares. The portfolio uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.
   International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.
   In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.
   It is the responsibility of the Service Agents to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.
Legg Mason Partners Variable Lifestyle Allocation 85%      33

Dividends, distributions and taxes
The portfolio intends to make distributions of income and capital gains, at least annually, in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Further, the portfolio intends to meet certain diversification and investor control requirements applicable to mutual funds underlying variable insurance products.
   Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (each a “Policy” and together, the “Policies”) or qualified plan. Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to the Policies. Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by a separate account, ordinarily do not cause the corresponding contract holder to recognize income or gain for federal income tax purposes.
   In order to comply with the diversification requirements applicable to “segregated asset accounts” under the Code, the portfolio intends to structure its portfolio in a manner that complies with those requirements. The applicable Treasury regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For these purposes, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. So long as the portfolio qualifies as a regulated investment company, each segregated asset account investing in the portfolio will be entitled to “look through” to the portfolio in order to satisfy the diversification requirements. As noted above, the portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance and to certain qualified pension and retirement plans; if the portfolio were to sell its shares to other categories of shareholders, the portfolio may fail to comply with applicable Treasury requirements regarding investor control. If the portfolio should fail to comply with the diversification and investor control requirements or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Policies invested in the portfolio would not treated as annuity, endowment or life insurance contracts for federal tax purposes. Furthermore, if one of the underlying funds were to fail to qualify as a regulated investment company, such failure could cause the portfolio to fail to comply with the diversification requirements. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policy holders of the contracts, and the Policies would remain subject to taxation as ordinary income thereafter, even if the portfolio became adequately diversified.
34     Legg Mason Partners Funds

Financial highlights
The financial highlights table is intended to help you understand the performance of the portfolio for the past five years. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The financial information shown below for periods prior to April 30, 2007 is that of the portfolio’s predecessor. The information in the following table has been derived from the portfolio’s and the predecessor portfolio’s financial statements. These financial statements have been audited by KPMG LLP an independent registered public accounting firm, whose report, along with the portfolio’s financial statements is included in the annual report (available upon request).

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended January 31:

	2008		2007(1)		2006(1)	2005(1)	2004(1)

Net Asset Value, Beginning of Year	$14.39		$13.46		$12.06	$11.62	$8.07

Income (Loss) From Operations:
Net investment income(2)	0.24		0.14		0.06	0.05	0.05
Net realized and unrealized gain (loss)	(0.71)		0.94		1.40	0.44	3.56

Total Income (loss) From Operations	(0.47)		1.08		1.46	0.49	3.61

Less Distributions From:
Net investment income	(0.22)		(0.15)		(0.06)	(0.05)	(0.06)
Net realized gains	(0.95)		—		—	—	—

Total Distributions	(1.17)		(0.15)		(0.06)	(0.05)	(0.06)

Net Asset Value, End of Year	$12.75		$14.39		$13.46	$12.06	$11.62

Total Return(3)	(3.87)%		8.02%		12.11%	4.18%	44.79%

Net Assets, End of Year (000s)	$83,678		$81,954		$94,062	$100,318	$110,156

Ratios to Average Net Assets:
Gross expenses(4)	0.32	% (5)(6)	0.38	%(8)	0.35%	0.35%	0.35%
Net expenses(4)	0.32	(5)(6)(7)	0.37	(8)(9)	0.35	0.35 (9)	0.35
Net investment income	1.87		0.97		0.50	0.38	0.50

Portfolio Turnover Rate	19%		108%		50%	4%	2%

(1)	Represents a share of capital stock outstanding prior to April 30, 2007.

(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

(4)	Does not include expenses of the Underlying Funds in which the portfolio invests.

(5)	Effective December 1, 2007, management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the portfolio (other than brokerage, taxes and extraordinary expenses) to limit such expense to 0.20% until November 30, 2008.

(6)	The gross and net expense ratios included interest expense. Excluding interest expense, the gross and net expense ratios would have been the same.

(7)	Reflects fees paid indirectly.

(8)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

(9)	Reflects fee waivers and/or expense reimbursements.

Legg Mason Partners Variable Lifestyle Allocation 85%      35

Appendix A
The performance information below relates to underlying Legg Mason affiliated funds in which the portfolio may invest. Please note that the underlying funds in which the portfolio may invest and/or the percentages the portfolio may invest in the underlying funds recently have changed. As a result, the portfolio’s past investment performance, which is shown in the front of this prospectus, reflects a different mix of underlying funds. The portfolio’s investment performance based on the current mix of underlying funds may well differ. The percentage of the portfolio’s assets that may be invested in any particular underlying fund is limited. An underlying fund’s past performance is not necessarily an indication of how the underlying fund will perform in the future.
   This performance information is presented for your information only, and is taken from each underlying fund’s prospectus with respect to such fund’s Class I (or equivalent) shares.
   No performance information is presented for Legg Mason Partners U.S. Large Cap Equity Fund because that fund has not commenced operations as of the date of this prospectus.
Underlying funds in which Variable Allocation 85% currently may invest

Average Annual Total Returns	1	5	10	Since	Inception
(for the periods ended December 31, 2007)	Year	Years	Years	Inception	Date

Legg Mason American Leading Companies Trust	(2.48)%	12.22%	N/A	5.73%	06/14/01

Legg Mason Emerging Markets Trust	47.20%	N/A	N/A	46.72%	06/23/05

Legg Mason Growth Trust, Inc.	15.20%	N/A	N/A	7.51%	03/04/04

Legg Mason International Equity Trust	9.40%	23.74%	N/A	6.83%	05/05/98

Legg Mason Opportunity Trust	(0.55)%	19.10%	N/A	9.61%	06/26/00

Legg Mason Partners Aggressive Growth Fund	1.67%	13.67%	12.52%	N/A	01/30/96

Legg Mason Partners Appreciation Fund	8.56%	12.29%	7.35%	N/A	01/30/96

Legg Mason Partners Capital Fund	1.07%	14.93%	10.93%	N/A	12/17/76

Legg Mason Partners Emerging Markets Equity Fund	36.09%	N/A	N/A %	33.16%	01/03/05

Legg Mason Partners Fundamental Value Fund	0.95%	13.24%	8.69%	N/A	01/03/05

Legg Mason Partners International All Cap Opportunity Fund	5.92%	N/A	N/A	5.89%	12/29/06

Legg Mason Partners Investors Value Fund	3.75%	13.79%	7.86%	N/A	05/29/58

Legg Mason Partners Large Cap Growth Fund	5.04%	11.45%	7.79%	N/A	10/15/97

Legg Mason Partners Mid Cap Core Fund	7.58%	13.96%	N/A	10.47%	12/30/98

Legg Mason Partners Small Cap Core Fund**	(8.82)%	11.70%	5.27%	N/A	10/17/97

Legg Mason Partners Small Cap Growth Fund	10.03%	N/A	N/A	12.41%	11/01/04

Legg Mason Special Investment Trust, Inc.	(2.60)%	15.65%	11.58%	N/A	12/01/94

Legg Mason Value Trust, Inc.	(5.73)%	11.94%	8.99%	N/A	12/01/94

Royce Total Return Fund	2.52%	14.29%	10.84%	N/A	03/04/03

Royce Value Fund	4.00%	23.54%	N/A	15.87%	06/01/06

Western Asset Absolute Return Portfolio	3.69%	N/A	N/A	5.85%*	07/06/06

Western Asset Core Plus Bond Portfolio	2.57%	5.69%	N/A	6.44%	07/08/98

Western Asset High Yield Portfolio	0.78%	9.85%	N/A	8.13%	09/28/01

*	Cumulative

**	Reflects the performance of Class A shares, including the impact of the maximum sales charge (load) applicable to that class, because no Class I (or equivalent) shares were outstanding as of December 31, 2007. The return for Class A shares, excluding the effect of sales charges, was (3.27%).
36     Legg Mason Partners Funds

Legg Mason Partners Funds Privacy Policy
We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

■	Information we receive from you on applications and forms, via the telephone, and through our websites;

■	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

■	Information we receive from consumer reporting agencies.

   We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.
   With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.
   If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.
[This page is not part of the prospectus.]
Legg Mason Partners Variable Lifestyle Allocation 85%      37

Shares of the portfolio are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This prospectus should be read together with the prospectus for those contracts or plans.

(Investment Company Act
file no. 811-21128)
FD 02967 4/08

Legg Mason Partners
Variable Lifestyle
Allocation 85%

Additional Information You may visit the portfolio’s website at http://www.leggmason.com/individualinvestors for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report, or to request other information.

Shareholder reports. Additional information about the portfolio’s investments is available in the portfolio’s Annual and Semi-Annual Reports to shareholders. In the portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolio’s performance.

Statement of additional information The SAI provides more detailed information about the portfolio. It is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge), by contacting Shareholder Services at 1-800-451-2010, or by writing Legg Mason Partners Variable Lifestyle Allocation 85% at 55 Water Street, New York, New York 10041.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street N.E. in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this prospectus, you should not rely upon that information.

Neither the portfolio nor the distributor is offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

PROSPECTUS April 28, 2008	Legg Mason Partners Variable Lifestyle Allocation 70%

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.	Shares of the portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans. This prospectus should be read together with the prospectus for those contracts or plans.

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Variable Lifestyle Allocation 70%

As part of a number of initiatives launched in 2006 to restructure and streamline the Legg Mason Partners fund complex, the portfolio assumed the assets and liabilities of a predecessor portfolio with the same name, effective April 30, 2007. Any information in this prospectus relating to the portfolio prior to the date of this prospectus refers to the portfolio’s predecessor.

Investments, risks and performance
About the portfolio
Legg Mason Partners Variable Lifestyle Allocation 70% (“Variable Allocation 70%”) is a “fund of funds” — meaning it invests in other mutual funds. The underlying funds’ investment objectives and certain of their investment strategies are described under the heading entitled “More on the portfolio’s investments.” The portfolio is managed as an asset allocation program.
   The portfolio seeks to maintain a neutral mix or Target Allocation (i.e., its percentage allocation between the underlying equity-oriented funds and fixed-income-oriented funds).
   The portfolio may make tactical changes in its equity funds-fixed-income funds allocation within a specified range (the Target Range) around that neutral mix, based on the portfolio managers’ opinion about the outlook for the asset classes and market and economic trends.
   Investing primarily in other mutual funds presents special risks:

■	In addition to the portfolio’s operating expenses, you will indirectly bear a pro rata portion of the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and, indirectly, a pro rata portion of the management fees of the underlying funds
■	One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accomplishing any investment purpose
■	The portfolio’s Target Allocation and Target Range are measures of the percentage of the portfolio’s assets invested in underlying funds across two asset classes, not the percentage of equity securities or fixed-income securities invested in indirectly by the portfolio. The underlying funds generally invest principally in either equity or fixed-income securities, but their percentage investments in these securities may vary from time to time subject to applicable regulatory requirements. Thus, the percentage of equity or fixed-income securities held by the portfolio indirectly, through its investment in underlying funds, may vary substantially from its Target Allocation or Target Range. Investors should take this into account when determining whether the portfolio is an appropriate investment for them.
Principal risks of investing in fixed-income securities and equity securities
The underlying funds invest in fixed-income securities and equity securities. Risks common to investments in fixed-income securities and equity securities are set forth below.
   There are also principal risks which are specific to an investment in the portfolio. These unique risks are described in the portfolio summary beginning on page 4.
Fixed-income securities:

■	When interest rates go up, prices of fixed-income securities usually go down. This is known as interest rate risk
■	An issuer of a security may default on its obligation to pay principal and/or interest or the security’s credit rating may be downgraded. This is known as credit risk
2     Legg Mason Partners Funds

■	An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk
■	Slower than expected principal payments may extend a security’s life. This locks in a below-market interest rate, increases the security’s duration and reduces the value of the security. This is known as extension risk

Equity securities:

■	Stock prices may decline generally
■	If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer’s security may be depressed
Legg Mason Partners Variable Lifestyle Allocation 70%      3

Variable Allocation 70%
Investment objective
Long-term growth of capital.
Principal investment strategies
The portfolio is a fund of funds. The portfolio’s assets are primarily allocated among the Legg Mason-affiliated mutual funds listed below, which are primarily equity funds.
   The portfolio organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed-income class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year as well as all types of short-term and money market instruments). The portfolio’s Target Allocation is 70% in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.
Selection process
The portfolio managers periodically adjust the allocation of the portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity markets in general, and, to a lesser degree, the bond markets, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.
   The performance of the underlying funds also influences their weighting in the portfolio. The portfolio managers invest in underlying funds that have a range of investment styles and focuses, including large cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds and fixed-income funds. The portfolio’s underlying fixed-income funds invest in investment grade fixed-income securities including those of U.S. and non-U.S. issuers, including corporate, mortgage-backed and government securities and high yield, high risk corporate and government debt securities rated below investment grade (commonly known as “junk bonds”).

Target Allocation

Equity Funds	70%

Fixed Income Funds	30%

Target Range

Equity Funds	60-80%

Fixed Income Funds	20-40%

   The portfolio may invest in any of the underlying funds listed in the table below. The Target Range in the table shows the percentage range of the portfolio’s assets that may be invested in the underlying funds at any time. The portfolio is not expected to be invested in all of the underlying funds at any time. The portfolio may change its allocations among the underlying funds listed, as well as the percentage it invests in a particular underlying fund, from time to time and without prior notice to shareholders. The portfolio may also
4     Legg Mason Partners Funds

vary the allocation between equity funds and fixed income funds within the target range without prior notice to shareholders.

Target
Underlying Funds in Which Variable Lifestyle Allocation 70% May Invest	Range

Legg Mason Partners U.S. Large Cap Equity Fund	0-25%

Legg Mason American Leading Companies Trust	0-20%

Legg Mason Growth Trust, Inc.	0-20%

Legg Mason Opportunity Trust	0-20%

Legg Mason Partners Aggressive Growth Fund	0-20%

Legg Mason Partners Appreciation Fund	0-20%

Legg Mason Partners Capital Fund	0-20%

Legg Mason Partners Fundamental Value Fund	0-20%

Legg Mason Partners Investors Value Fund	0-20%

Legg Mason Partners Large Cap Growth Fund	0-20%

Legg Mason Value Trust, Inc.	0-20%

Legg Mason International Equity Trust	0-15%

Legg Mason Partners International All Cap Opportunity Fund	0-15%

Legg Mason Partners Mid Cap Core Fund	0-15%

Legg Mason Partners Small Cap Core Fund	0-15%

Legg Mason Partners Small Cap Growth Fund	0-15%

Legg Mason Special Investment Trust, Inc.	0-15%

Royce Total Return Fund	0-15%

Royce Value Fund	0-15%

Legg Mason Emerging Markets Trust	0-10%

Legg Mason Partners Emerging Markets Equity Fund	0-10%

Western Asset Absolute Return Portfolio	0-20%

Western Asset Core Plus Bond Portfolio	0-20%

Western Asset High Yield Portfolio	0-10%

The portfolio invests in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the funds, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason Partners family of funds, the portfolio purchases Class I shares, or Class IS shares if the underlying fund offers Class IS shares. The portfolio invests in the Institutional Class of shares of the underlying funds in the Legg Mason, Royce and Western Asset family of funds.
   Summary performance information for the funds listed above appears in Appendix A.
Principal risks of investing in the portfolio
Your investment in the portfolio is subject to the risks associated with investing in equity securities and, to a lesser degree, fixed income securities generally. The principal risks associated with investing in equity securities and fixed-income securities are described on
Legg Mason Partners Variable Lifestyle Allocation 70%      5

pages 2-3 under “About the portfolio.” Your investment in the portfolio is also subject to the following specific risks:

■	An underlying fund’s investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. Less information may be available about foreign securities or markets and foreign markets may be smaller, less liquid and more volatile than U.S. markets. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets
■	The portfolio managers’ judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong
■	Growth stocks or small capitalization stocks (generally those listed on the Russell 2000 Index) may fall out of favor and may experience greater volatility, as well as greater potential for loss
■	Value stocks may fall out of favor with investors
■	The underlying equity funds invest principally in equity securities and the underlying fixed-income funds invest principally in fixed-income securities. However, under normal market conditions an underlying fund may vary the percentage of its assets in equity securities or in fixed-income securities (subject to applicable regulatory requirements). Depending upon the percentage of equity and or fixed-income securities held by the underlying funds at any given time, and the percentage of the assets of the portfolio invested in various underlying funds, the portfolio’s actual exposure to equity securities and fixed-income securities may vary substantially from its Target Allocation or Target Range
■	An underlying fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash without regard to any percentage limitations. If an underlying fund takes a temporary defensive position, it (and the portfolio) may be unable to achieve their investment objectives
■	The portfolio is not diversified, which means that it can invest a higher portion of its assets in any one underlying fund than a diversified portfolio. Being non-diversified may magnify the portfolio’s losses from adverse events affecting a particular underlying fund. The underlying funds in which the portfolio invests may be either diversified or non- diversified
Who may want to invest
The fund may be an appropriate investment if you:

■	Are seeking growth of capital
■	Are willing to accept the risks of the stock market, although lessened through greater exposure to fixed-income securities than Variable Allocation 85%
■	Have a long-term time horizon and no need for current income
6     Legg Mason Partners Funds

Performance information
The following shows summary performance information for the portfolio in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year since inception and by showing how the portfolio’s average annual total returns compare with the returns of broad-based indices. The performance information for periods prior to April 30, 2007 is that of the portfolio’s predecessor. In addition, the performance information reflects the performance of the portfolio with allocations to underlying funds different from those in which the portfolio currently invests and different Target Allocations and Target Ranges and, therefore, investment performance based on the portfolio’s current underlying funds may differ. The portfolio’s past performance does not necessarily indicate how the portfolio will perform in the future.
   Performance figures do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus or information provided by your qualified plan for more information on expenses.
Risk return bar chart
Highest and lowest quarterly returns (for periods shown in the bar chart):
Highest: 15.73% in 4th quarter 1998; Lowest: (14.37)% in 3rd quarter 2001.
Comparative performance
This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to those of the Lehman Brothers U.S. Aggregate Index (“Lehman U.S. Aggregate”), Russell 3000 Index (“Russell 3000”) and the Lifestyle Allocation 70% Composite Benchmark. The performance indicated does not reflect
Legg Mason Partners Variable Lifestyle Allocation 70%      7

variable annuity or life insurance contract charges which, if included, would lessen performance.
Risk return table
This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Average Annual Total Returns (for the periods ended December 31, 2007)

	1 Year	5 Years	10 Years

Legg Mason Partners Variable Lifestyle Allocation 70%	3.84%	10.81%	4.52%

Indices

Lehman U.S. Aggregate(1)	6.97%	4.42%	5.97%

Russell 3000(2)	5.14%	13.63%	6.22%

Lifestyle Allocation 70% Composite Benchmark(3)	5.71%	12.75%	7.02%

(1)	The Lehman U.S. Aggregate represents securities that are publicly-registered, taxable, and dollar denominated and covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(2)	The Russell 3000 measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(3)	The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. High Yield — 2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield — 2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.
An investor cannot invest directly in an index. Index performance reflects no deduction for fees, expenses or taxes.
Fee table
This table sets forth the fees and expenses you may pay if you invest in shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the returns would be lower and the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this portfolio is presented in the accompanying contract prospectus through which the portfolio’s shares are offered to you.

Shareholder Fees

(paid directly from your investment)

Maximum sales charge on purchases	Not applicable

Maximum deferred sales charge on redemptions	Not applicable

8     Legg Mason Partners Funds

Annual Portfolio Operating Expenses

(paid by the portfolio as a % of net assets)

Management fees	None

Distribution and service (12b-1) fees	None

Other expenses(1)	0.15%

Total expenses incurred directly by the portfolio(2)	0.15%

Acquired Fund Fees and Expenses (fees and expenses of underlying funds)(2)	0.74%

Total annual portfolio operating expenses(2)	0.89%

(1)	The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses to be incurred by the portfolio going forward.

(2)	The expense ratio reflects certain one-time, non-recurring expenses for the prior period’s prospectus and shareholder report printing and mailing cost incurred relating to the recent fiscal year. Without the effect of this adjustment, the expense ratio is estimated to be 0.87%. Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the portfolio (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.20% until at least April 30, 2009. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual portfolio operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.
Example
This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual cost may be higher or lower. The example assumes:

■	You invest $10,000 in the portfolio for the period shown
■	You reinvest all distributions and dividends without a sales charge
■	The portfolio’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance.
■	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years

Your costs would be (with or without redemption)	$91	$279	$483	$1,074

Legg Mason Partners Variable Lifestyle Allocation 70%      9

More on the portfolio’s investments
Underlying funds
The following is a description of the investment objectives and principal investment strategies of the underlying funds in which the portfolio may invest. Each of the underlying funds is managed by the portfolio’s investment manager or an affiliate of the portfolio’s investment manager. The investment manager for each of the Legg Mason Partners Funds is Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”). The investment manager for each of the Legg Mason and Western Asset Funds is Legg Mason Fund Adviser, Inc. The investment manager for each of the Royce Funds is Royce & Associates, LLC.
   The underlying funds that invest primarily in equity securities are:

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason American Leading Companies Trust	0.79%	seeks long-term capital appreciation and current income consistent with prudent investment risk. The fund invests primarily in securities that, in the adviser’s opinion, offer the potential for capital appreciation and current income. Under normal circumstances, the fund will seek to achieve its objective by investing at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States. At least 75% of the dollar amount of stocks held by the fund will have a recent history of paying dividends. The adviser defines a “Leading Company” as one that, in the opinion of the adviser, has attained a major market share in one or more products or services within its industry(ies) and possesses the potential to maintain or increase market share and profit in the future. Such companies are typically well known as leaders in their respective industries; most are found in the top half of the Standard & Poor’s 500 Index. The adviser currently anticipates that the fund will not invest more than 20% of its net assets in foreign securities. The fund may invest up to 20% of its net assets in debt securities, including government, corporate and money market securities. The fund may invest in debt securities of any maturity of both foreign and domestic issuers. The debt securities in which the fund may invest, excluding investments in convertible securities, will be rated at least A by Standard & Poor’s (“S&P”) or Ba by Moody’s Investors Service, Inc. (“Moody’s”), or deemed by the adviser to be of comparable quality to a security with these ratings. The convertible securities in which the fund may invest will be rated at least BB by S&P or Ba by Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings.

10     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Emerging Markets Trust	1.25%	seeks long-term capital appreciation. The fund’s adviser, under normal circumstances, will invest substantially all of the fund’s net assets in equity securities and convertible securities of emerging market issuers. The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it might not invest in all these markets at all times and might not invest in any particular market when it deems investment in that country or region to be inadvisable. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single emerging market country.

Legg Mason Growth Trust, Inc.	0.77%	seeks maximum long-term capital appreciation with minimum long-term risk to principal. The fund invests primarily in common stocks that, in the adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the adviser’s assessment of their intrinsic value. Any income realized will be incidental to the fund’s objective. The adviser currently anticipates that the fund will not invest more than 25% of its total assets in foreign securities. The fund may invest in convertible securities and, for temporary defensive purposes, up to 100% of its assets in high quality short-term debt obligations.

Legg Mason International Equity Trust	0.84%	seeks maximum long-term total return. The advise currently intends to invest substantially all of the fund’s assets in non-U.S. equity securities. The primary focus of the adviser is value added through stock selection, with a secondary focus on region and sector allocation. The fund may invest up to 35% of its total assets in emerging market securities.

Legg Mason Opportunity Trust	1.32%	seeks long-term growth of capital. The fund invests in securities, derivatives and other financial instruments that, in the adviser’s opinion, offer the opportunity for long-term growth of capital. The adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities. The fund may sell securities and other instruments short. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund’s net assets, a practice known as “leveraging.” Although the adviser considers ratings by agencies such as S&P or Moody’s in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly known as “junk bonds.” The fund may invest for temporary defensive purposes in cash, money market instruments, bonds or other debt securities.

Legg Mason Partners Variable Lifestyle Allocation 70%      11

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Aggressive Growth Fund	0.71%	seeks capital appreciation. The fund invests primarily in common stocks of companies that the portfolio manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund’s assets may be invested in the securities of such companies. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in money market instruments and short-term debt securities or cash without regard to any percentage limitations.

Legg Mason Partners Appreciation Fund	0.57%	seeks long-term appreciation of shareholders’ capital. The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. Equity securities include exchange-traded and over-the-counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in money market instruments and short-term debt securities or cash without regard to any percentage limitations. The fund may engage in short sales.

12     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Capital Fund	0.61%	seeks capital appreciation through investment in securities which the portfolio managers believe have above-average capital appreciation potential. The fund invests primarily in equity securities of U.S. companies. These companies typically range in size from established large capitalization companies to medium size companies. However, the fund may also invest in small capitalization companies including those at the beginning of their life cycles. The portfolio managers evaluate companies of all sizes but emphasize those with market capitalizations above $1 billion. The fund may invest up to 20% of its assets in securities of foreign issuers, either directly or through investing in depositary receipts. The fund may invest in fixed income securities, invest without limit in convertible debt securities and may also invest in debt obligations of foreign issuers. The fund may invest up to 20% of its assets in non-convertible debt securities rated below investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the portfolio managers. The fund also may invest up to 10% of its assets in distressed debt securities, defined as debt securities that are subject to bankruptcy proceedings or are in default or are at imminent risk of being in default. The fund also may invest in derivatives. The fund may engage in short sales.

Legg Mason Partners Emerging Markets Equity Fund	1.30%	seeks to provide long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies domiciled in, or whose securities are traded in the stock markets of, emerging market nations, and other securities whose values are based on such equity securities. The fund considers emerging market nations to include countries that, at the time the fund makes an investment, are categorized by the World Bank and its affiliates as “low income” or “middle income,” are included in the MSCI (Morgan Stanley Capital International) Emerging Markets Index, or are believed by the portfolio manager to have similar emerging market characteristics. There are no limitations on the market capitalizations of the companies in which the fund may invest. Debt securities, other than convertible securities, must be rated investment grade (identified as at or above Baa by Moody’s or BBB by S&P) when the fund purchases them, or if unrated, of comparable quality in the opinion of the portfolio manager. The fund also may invest in derivatives

Legg Mason Partners Variable Lifestyle Allocation 70%      13

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Fundamental Value Fund	0.66%	seeks long-term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the portfolio managers believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 25% of the value of its assets in the securities of foreign issuers. The fund also may invest in derivatives.

Legg Mason Partners International All Cap Opportunity Fund	1.19%	seeks total return on its assets from growth of capital and income. The fund invests primarily in equity securities of foreign companies. The fund, under normal circumstances, will invest at least 80% of the value of its net assets in a diversified portfolio of equity securities and may invest up to 20% of the value of its net assets in bonds, notes and debt securities (including up to 10% of the value of its net assets in below investment grade securities or “junk bonds”). The portfolio managers emphasize individual security selection while diversifying the fund’s investments across regions and countries, which can help to reduce risk. While the portfolio managers select investments primarily for their capital appreciation potential, some investments will have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the portfolio managers’ assessment of overseas potential for long-term growth, the fund’s emphasis among foreign markets (including emerging markets) and types of issuers may vary.

14     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Investors Value Fund	0.54%	seeks long-term growth of capital. Current income is a secondary objective. The fund invests primarily in common stocks of established U.S. companies. The fund may also invest in other equity securities. To a lesser degree, the fund may invest in debt securities. The portfolio managers focus on established large capitalization companies (over $5 billion in market capitalization) but the fund is not limited by market capitalization. The fund may invest up to 20% of its assets in securities of foreign issuers, either directly or indirectly in depositary receipts. The fund may invest in various types of fixed income securities, including from time to time up to 5% of its net assets in non-convertible high yield securities rated below investment grade by S&P and Moody’s or comparable unrated securities, with no minimum rating required. There is no limit on the amount of the fund’s assets that can be invested in convertible securities rated below investment grade. Certain of the fixed-income securities in which the fund may invest may be distressed debt securities. The fund may engage in short sales. The fund also may invest in derivatives.

Legg Mason Partners Large Cap Growth Fund	0.73%	seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest in securities of foreign issuers directly or in the form of depositary receipts. Management of the fund intends to limit the fund’s investments in these types of securities to 10% of the fund’s assets. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in money market instruments and short-term debt securities or cash without regard to any percentage limitations.

Legg Mason Partners Variable Lifestyle Allocation 70%      15

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Mid Cap Core Fund	0.78%	seeks long-term growth of capital. Under normal circumstances the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes in equities, or other investments with similar economic characteristics, of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as defined from time to time. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of medium capitalization companies for purposes of the fund’s 80% investment policy. The fund may invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities. While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 10% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. The fund also may invest in derivatives.

Legg Mason Partners Small Cap Core Fund	1.60% **	seeks long-term capital appreciation. Under normal market conditions, the fund will invest at least 80% of net assets plus any borrowings for investment purposes in common stocks of U.S. companies with relatively small market capitalizations at the time of investment or other investments with similar economic characteristics. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund will be considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The fund will hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Index in terms of economic sector weightings and market capitalization. The Russell 2000 Index is a broad-based index of the smaller capitalization segment of the U.S. stock market. The fund also may invest in derivatives. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash.

16     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Partners Small Cap Growth Fund	0.79%	seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. For the purposes of this 80% policy, small capitalization companies are companies with market cap values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund are still considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The fund may invest up to 20% of its total assets in equity securities of foreign issuers. The fund may also invest to a limited extent in debt obligations of foreign issuers. The fund may invest in foreign issuers directly or invest in depositary receipts. The fund may invest up to 20% of its assets in non-convertible bonds, notes and other debt obligations. The fund also may invest in derivatives. The fund may engage in short sales.

Legg Mason Partners U.S. Large Cap Equity Fund	1.00% **	seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus borrowings for investment purposes, if any, in U.S. equity securities of large capitalization companies or other investments with similar economic characteristics. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of large capitalization companies for purposes of the fund’s 80% investment policy.
		The fund will hold equity securities that the fund’s portfolio managers believe will outperform the U.S. stock market. The fund may invest in a variety of equity securities, including common stocks, foreign securities, exchange-traded funds and real estate investment trusts. The fund will have exposure to growth and value equities of large capitalization companies. The fund will seek to produce returns that exceed those of the Index over a full market cycle (typically three to five years).

Legg Mason Partners Variable Lifestyle Allocation 70%      17

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Legg Mason Special Investment Trust, Inc.	0.71%	seeks capital appreciation. The fund invests primarily in equity securities, and securities convertible into equity securities. The adviser expects that under normal circumstances, the fund will invest the majority of its total assets in the securities of companies in the midcap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® Index, or in “special situations,” at the time of purchase. The fund may invest a portion of its assets in companies of any size. The fund may invest in “special situations” without regard to market capitalization. The adviser defines special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the adviser, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings in connection with an actual or potential bankruptcy. The fund may also invest in debt securities, including securities involved in special situations. The fund may invest up to 35% of its total assets in debt securities rated below investment grade, commonly known as “junk bonds.” The fund also may invest in derivatives.

Legg Mason Value Trust, Inc.	0.69%	seeks long-term growth of capital. The fund invests primarily in equity securities that, in the adviser’s opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser’s assessment of their intrinsic value. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The fund may also invest in debt securities. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.”

18     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Royce Total Return Fund	0.99%	seeks both long-term growth of capital and current income. Royce invests the fund’s assets primarily in dividend-paying securities of small- and micro-cap companies. Of the more than 7,100 small- and micro-cap companies, more than 1,900 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Normally, the fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of the time of investment. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Royce Value Fund	1.03%	seeks long-term growth of capital. Royce invests the fund’s assets primarily in the equity securities of small- and mid-cap companies, those with stock market capitalizations from $500 million to $5 billion, that it believes are trading significantly below its estimate of their current worth. The fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. Normally, the fund invests at least 80% of its net assets in equity securities of such small- and/or mid-cap companies. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

*	As of the fiscal year-end most recently completed prior to the date of each underlying fund’s most recent prospectus, semi- annual or annual shareholder report (net of extraordinary expenses).

**	The expense ratio for Class IS shares has been estimated, since there were no Class IS shares outstanding as of the date of this prospectus.
Legg Mason Partners Variable Lifestyle Allocation 70%      19

   The underlying funds that invest primarily in fixed-income securities are:

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Western Asset Absolute Return Portfolio	0.95%	seeks to maximize long-term total return. The portfolio has a flexible investment strategy and will invest in a variety of securities and instruments and use a variety of investment techniques in pursuing its objective. Under normal market conditions, the portfolio will invest at least 50% of its net assets in debt and fixed income securities rated at least Baa or BBB at the time of purchase by one or more nationally recognized statistical rating organizations or unrated securities of comparable quality at the time of purchase (as determined by the portfolio’s advisers). The fund may invest no more than 50% of its net assets in non-U.S. dollar denominated securities and no more than 25% of its net assets in un-hedged non-U.S. dollar denominated securities. The fund may invest no more than 25% of its net assets in non-U.S. dollar denominated securities rated below investment grade and no more than 25% of its net assets in non-US issuers rated below investment grade. The fund also may invest in derivatives.

Western Asset Core Plus Bond Portfolio	0.43%	seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of generally 2.5 to 7 years. The portfolio invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. To achieve its objective, the portfolio may invest in a variety of securities and instruments. The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers and up to 20% of total assets in non-U.S. dollar denominated securities. The fund may invest up to 15% of its assets in securities rated below investment grade (i.e., not rated at least Baa/BBB by one or more nationally recognized statistical rating organizations or unrated securities of comparable quality). The fund also may invest in derivatives.

20     Legg Mason Partners Funds

	Estimated	Investment Objective and
Underlying Fund	Expense Ratio*	Principal Investment Strategies

Western Asset High Yield Portfolio	0.58%	seeks to maximize total return, consistent with prudent investment management. Under normal market conditions, the portfolio will invest at least 80% of its net assets in U.S. dollar denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more nationally reorganized statistical rating organizations or are of a comparable quality as determined by Western Asset. The portfolio will consider a security to be rated below investment grade if it is rated below Baa/BBB by at least one nationally recognized statistical rating organization (or, if unrated, is determined by Western Asset to be of comparable quality). These securities are commonly known as “junk bonds” or “high yield securities.” The fund may invest up to 20% of its total assets in non-U.S. dollar denominated non-U.S. securities. The fund also may invest in derivatives.

*	As the fiscal year-end most recently completed prior to the date of each underlying fund’s prospectus, semi-annual or annual shareholder report (net of extraordinary expenses).
Legg Mason Partners Variable Lifestyle Allocation 70%      21

Investment strategies and related risks
The portfolio’s investment objective and principal investment strategies are described in the section entitled “Investments, risks and performance.” This section provides further information about the investment strategies that may be used by the portfolio.
   The portfolio’s investment objective may be changed by the Board of Trustees without shareholder or policyholder approval.
Portfolio turnover
Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from an underlying fund’s performance.
Changes in allocations
The underlying funds in which the portfolio may invest, and the percentage of assets allocated to each fund, may be changed from time to time without prior notice to shareholders. Similarly, the Target Allocation between equity and fixed-income oriented underlying funds may be adjusted from time to time without prior notice to shareholders. If the target for investment in a particular fund is exceeded or not met because of cash flows or changes in the market value of the shares of the underlying funds, the portfolio managers may, but are not required to, adjust the portfolio’s holdings.
High yield securities
Each of Western Asset Absolute Return Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset High Yield Portfolio, Legg Mason Partners Investors Value Fund, Legg Mason Partners Capital Fund, Legg Mason Value Trust, Inc., Legg Mason Special Investment Trust, Inc., Royce Total Return Fund, Royce Value Fund, Legg Mason Emerging Markets Trust, Legg Mason International Equity Trust, Legg Mason Opportunity Trust and Legg Mason Partners International All Cap Opportunity Fund may invest a portion of its assets in high yield securities (“junk bonds”). High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

■	Increased price sensitivity to changing interest rates
■	Greater risk of loss because of default or declining credit quality
■	Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
■	A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time
22     Legg Mason Partners Funds

Foreign securities
All of the underlying funds may invest a portion of their assets outside the United States. Investing in non-U.S. issuers involves special risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

■	Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices
■	Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the adviser may not be able to sell the fund’s portfolio securities in amounts and at prices the adviser considers reasonable
■	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading
■	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession
■	Economic, political and social developments may adversely affect the securities markets in which securities of non-U.S. issuers trade
■	Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers
Small capitalization issuers
Each of Legg Mason Partners Small Cap Core Fund, Legg Mason Partners Small Cap Growth Fund, Legg Mason Partners Fundamental Value Fund and Legg Mason Partners Aggressive Growth Fund focuses on small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

■	Be more sensitive to changes in the economy, earnings results and investor expectations
■	Have more limited product lines and capital resources
■	Experience sharper swings in market values
■	Be harder to sell at the times and prices the fund thinks appropriate
■	Offer greater potential for gain and loss
Derivatives
Most of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and swaps, including interest rate, currency or credit default swaps, for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique
■	For some underlying funds, to increase the fund’s total return
   A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. An underlying fund may use derivatives to gain exposure to a security, issuer or
Legg Mason Partners Variable Lifestyle Allocation 70%      23

market. An underlying fund may from time to time sell protection on debt securities by entering into credit default swaps, a type of derivative transaction. In return for periodic payments, the underlying fund is obligated to pay the counterparty if the bond which is the subject of the credit default swap defaults or is subject to a specified credit event. As the seller the underlying fund could be considered leveraged because, in addition to the investment exposure that it has on its assets, the underlying fund is subject to investment exposure on the notional amount of the swap.
   Even a small investment in derivative contracts can have a big impact on an underlying fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed-income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.
Fund rebalancings
From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to rebalancings of the portfolio’s investments. In the event of such redemption or investments, an underlying fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
   For example, rebalancings may increase brokerage and/or other transaction costs of the underlying funds. In addition, when the portfolio owns a substantial portion of an underlying fund, a large redemption by the portfolio could cause that underlying fund’s expenses to increase and could result in the underlying fund becoming too small to be economically viable.
   The impact of rebalancings is likely to be greater when the portfolio owns, redeems, or invests in a substantial portion of an underlying fund. The effects of rebalancings could affect the underlying funds, which could adversely affect their performance and, therefore, the performance of the portfolio.
   The portfolio and the underlying funds are managed by LMPFA and/or an investment advisory affiliate of LMPFA. The manager of the underlying fund may take such actions as it deems appropriate to minimize any such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying fund. LMPFA and/or its advisory affiliates will seek to cooperate with the manager of an underlying fund in its efforts to minimize any such adverse impact on the underlying fund. Such actions may cause delay in the rebalancing of the portfolio’s investments in the event of significant market or other events that may require more rapid action.
Temporary defensive investments
The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in Western Asset Money Market Fund, a money fund managed by a Legg Mason affiliate,
24     Legg Mason Partners Funds

repurchase agreements or cash without regard to any percentage limitation. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.
Investment policies
The portfolio’s investment policies generally may be changed by the Board without shareholder approval.
Other investments
The portfolio reserves the right in certain circumstances to invest directly in the types of securities held by the underlying funds, including common and preferred stocks; securities convertible into common stocks; warrants and depository receipts; and fixed-income securities, including U.S. government securities, money market instruments, mortgage-related securities and repurchase agreements. These investments may include securities of non-U.S. issuers. To the extent the portfolio invests directly in these instruments, it is subject to the same risks as an underlying fund investing in these instruments.
   The portfolio may also enter into futures contracts on securities or related options on futures contracts on securities that are traded on a domestic or foreign exchange or in the over-the-counter market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.
   In addition to direct investments, the portfolio may invest in shares of a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“Exchange Traded Funds”). Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. As with other investments in shares of mutual funds, a portfolio holding shares of an Exchange Traded Fund will bear its pro rata portion of the Exchange Traded Fund’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the portfolio’s own operations.
Other information
   The portfolio may also use other strategies and invest (through the underlying funds) in other securities that are described, along with their risks, in the Statement of Additional Information (“SAI”). However, the portfolio might not use all of the strategies and techniques or invest (through the underlying funds) in all of the types of securities described in this prospectus or in the SAI. Also note that there are other factors, which are not described here, that could adversely affect your investment and that could prevent the portfolio from achieving its investment objective.
Portfolio holdings
The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings are described in the SAI.
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Management
The manager and subadviser
LMPFA is the portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio and manages the portfolio’s cash and short-term instruments. As of December 31, 2007, LMPFA’s total assets under management were approximately $193 billion.
   Legg Mason Global Asset Allocation, LLC (“LMGAA” or the “subadviser”) provides the day-to-day portfolio management of the portfolio. LMGAA has offices at 620 Eighth Avenue, New York, New York 10018 and is a recently-organized investment adviser that has been formed to provide asset allocation advisory services for the portfolio. As of December 31, 2007, LMGAA’s total assets under management were approximately $3.1 billion.
   LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are located at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2007, Legg Mason’s asset management operation had aggregate assets under management of approximately $998 billion.
Portfolio managers
LMGAA utilizes a team management approach. LMGAA utilizes a team headed by Steven Bleiberg to manage the assets of the portfolio. Mr. Bleiberg serves as LMGAA’s President and Chief Investment Officer. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management. From 2003 to 2006, he served as head of global investment strategy at Smith Barney Fund Management LLC (“SBFM”). Andrew Purdy serves as Portfolio Manager, Asset Allocation Strategies. He is responsible for coordination and implementation of asset allocation strategies. Mr. Purdy has 13 years of industry experience.
   The SAI provides additional information about each primary portfolio manager’s compensation, other accounts managed by the primary portfolio managers and any portfolio shares held by the primary portfolio managers.
Management fees
The portfolio does not pay a management fee. Prior to December 1, 2007, the fund paid a fee of 0.35% of its average daily net assets for advisory and administrative services. For the fiscal year ended January 31, 2008, the portfolio paid a fee of 0.30% of its average daily net assets for management services. For more information regarding the management fees of the underlying funds, please consult the SAI.
   A discussion regarding the basis for the Board’s approval of the portfolio’s management agreement with LMPFA and subadvisory agreement with LMGAA is available in the portfolio’s annual report for the fiscal year ended January 31, 2008.
26     Legg Mason Partners Funds

Distributor
Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the portfolio’s sale and exclusive distributor.
   The portfolio’s manager or an affiliate may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The manager or an affiliate may also make payments for marketing, promotional or related expenses. The amount of these payments is determined by the manager or an affiliate and may be substantial. The distributor may make similar payments under similar arrangements.
   The payments described in the paragraph above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.
Possible conflicts of interest
   The portfolio’s Trustees and officers also serve in similar positions with many of the underlying Legg Mason Partners funds. In addition, there are possible conflicts of interest that could arise because the manager of the portfolio is affiliated with the managers of the underlying Legg Mason, Western Asset and Royce funds. Thus, if the interests of the portfolio and the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers of the portfolio fulfill their fiduciary duties to the portfolio and the underlying funds. The portfolio’s Trustees believe they have structured the portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the portfolio could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the portfolio’s Trustees and officers, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the underlying funds have been adopted by the portfolio to minimize this possibility and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.
Recent developments
On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the portfolio, and Citigroup Global Markets Inc. (“CGMI”), relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the portfolio (the “Affected Funds”).
   The SEC order found that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors
Legg Mason Partners Variable Lifestyle Allocation 70%      27

Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also found that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.
28     Legg Mason Partners Funds

Share transactions
Availability of shares
   Shares of the portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies or through eligible pension or other qualified plans. Shares of the portfolio are sold at net asset value.
   The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio’s Board currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts and plans that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another fund may be substituted.
   The sale of shares may be suspended or terminated if it is found by the portfolio’s Board to be in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.
Redemption of shares
The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption order from a separate account or plan, which may be more or less than the price paid for the shares.
   The portfolio will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account or plan on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.
   Subject to applicable law, the portfolio may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.
Frequent purchases and redemptions of portfolio shares
Frequent purchases and redemptions of portfolio shares may interfere with the efficient management of the portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio or an underlying fund, the portfolio managers of the portfolio or an underlying fund, as applicable, may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s or underlying fund’s investment objective. Frequent trading may cause an underlying fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the underlying fund’s (and thereby the portfolio’s) performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing
Legg Mason Partners Variable Lifestyle Allocation 70%      29

discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the underlying funds. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected. The underlying funds in which the portfolio invests are also subject to the effects of frequent purchases and redemptions of fund shares, which can increase expenses of the underlying funds and therefore, potentially, the expenses of the portfolio.
   Because of the potential harm to the portfolio and its long term shareholders, the Board, on behalf of the portfolio, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by LMPFA to be engaged in these abusive trading activities. In the event that an exchange request is rejected, the Shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares.
   Under the portfolio’s policies and procedures, the portfolio reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected within the Legg Mason Partners fund complex.
   A committee established by the manager administers the policy. The policy provides that the committee will use its best efforts to restrict a shareholder’s trading privileges in the Legg Mason Partners funds if that shareholder has engaged in a total of four or more “Round Trips” (as defined below) across all Legg Mason Partners funds during any rolling 12-month period. However, the committee has the discretion to determine that restricting a shareholder’s trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the committee may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in a fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the funds.
   A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of a fund’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. For purposes of these policies and procedures, the Legg Mason Partners funds complex also includes certain Western Asset funds and Barrett Opportunity Fund, Inc., but does not include money market funds in the fund complex.
30     Legg Mason Partners Funds

   The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts or through eligible pension or other qualified plans. The policies apply to any account, whether an individual account, accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, and accounts held through intermediaries such as insurance company separate accounts, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The portfolio’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the portfolio’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The portfolio’s distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading. These agreements took effect on October 16, 2007.
   The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. The portfolio has also adopted policies and procedures to prevent the selective release of information about the portfolio’s securities holdings, as such information may be used for market-timing and similar abusive practices.
   The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio or any underlying fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the portfolio is unable to detect and deter trading abuses, the portfolio’s performance and its long-term shareholders may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. Furthermore, the portfolio may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others bear the costs and effects of that trading. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.
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Share price
The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.
   The Board has approved valuation procedures to be used to value the portfolio’s securities for the purposes of determining the portfolio’s net asset value. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolio to the manager.
   The portfolio’s net asset value is calculated based on the net asset value of the underlying funds in which it invests, along with the value of any direct investments. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing.
   The portfolio generally values its securities based on market prices determined at the close of regular trading on the NYSE. The portfolio’s currency valuations, if any, are done as of when the London Stock Exchange closes, which is usually at 12 noon Eastern time, as the manager believes that these valuations typically reflect the largest trading volume in the foreign currency markets. A material change in the value of currency during the period between the close of the London Stock Exchange and the calculation of the portfolio’s net asset value on the same date is considered a significant event, as described below, in response to which the portfolio may use fair valuation procedures to value the affected investments. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the portfolio’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the portfolio’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. Because the portfolio may invest in securities of issuers located in emerging markets, small capitalization issuers or lower-rated, high yield securities — some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable — the portfolio may use fair valuation procedures more frequently than funds
32     Legg Mason Partners Funds

that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issuers. The portfolio may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the portfolio’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the portfolio prices its shares. The portfolio uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.
   International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.
   In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.
   It is the responsibility of the Service Agents to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.
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Dividends, distributions and taxes
The portfolio intends to make distributions of income and capital gains, at least annually, in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Further, the portfolio intends to meet certain diversification and investor control requirements applicable to mutual funds underlying variable insurance products.
   Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (each a “Policy” and together, the “Policies”) or qualified plan. Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to the Policies. Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by a separate account, ordinarily do not cause the corresponding contract holder to recognize income or gain for federal income tax purposes.
   In order to comply with the diversification requirements applicable to “segregated asset accounts” under the Code, the portfolio intends to structure its portfolio in a manner that complies with those requirements. The applicable Treasury regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For these purposes, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. So long as the portfolio qualifies as a regulated investment company, each segregated asset account investing in the portfolio will be entitled to “look through” to the portfolio in order to satisfy the diversification requirements. As noted above, the portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance and to certain qualified pension and retirement plans; if the portfolio were to sell its shares to other categories of shareholders, the portfolio may fail to comply with applicable Treasury requirements regarding investor control. If the portfolio should fail to comply with the diversification and investor control requirements or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Policies invested in the portfolio would not be treated as annuity, endowment or life insurance contracts for federal tax purposes. Furthermore, if one of the underlying funds were to fail to qualify as a regulated investment company, such failure could cause the portfolio to fail to comply with the diversification requirements. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policy holders of the contracts, and the Policies would remain subject to taxation as ordinary income thereafter, even if the portfolio became adequately diversified.
34     Legg Mason Partners Funds

Financial highlights
The financial highlights table is intended to help you understand the performance of the portfolio for the past five years. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The financial information shown below for periods prior to April 30, 2007 is that of the portfolio’s predecessor. The information in the following table has been derived from the portfolio’s and the predecessor portfolio’s financial statements. These financial statements have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the portfolio’s financial statements is included in the annual report (available upon request).

For a share of beneficial interest outstanding throughout each year ended January 31:

	2008		2007(1)		2006(1)	2005(1)	2004(1)

Net Asset Value, Beginning of Year:	$11.62		$10.96		$10.20	$9.98	$7.47

Income (Loss) From Operations:
Net investment income(2)	0.33		0.22		0.16	0.16	0.15
Net realized and unrealized gain (loss)	(0.50)		0.66		0.76	0.22	2.51

Total Income (Loss) From Operations	(0.17)		0.88		0.92	0.38	2.66

Less Distributions From:
Net investment income	(0.32)		(0.22)		(0.16)	(0.16)	(0.15)
Net realized gains	(0.19)		—		—	—	—

Total Distributions	(0.51)		(0.22)		(0.16)	(0.16)	(0.15)

Net Asset Value, End of Year	$10.94		$11.62		$10.96	$10.20	$9.98

Total Return(3)	(1.64)%		8.06%		9.08%	3.81%	35.66%

Net Assets, End of Year (000s)	$108,500		$129,695		$146,642	$158,804	$173,641

Ratios to Average Net Assets:
Gross expenses(4)	0.32	% (5)	0.38	%(6)	0.35%	0.35%	0.35%
Net expenses(4)	0.32	(5)	0.37	(6,7)	0.35	0.35 (7)	0.35
Net investment income	2.67		1.82		1.47	1.54	1.67

Portfolio Turnover Rate	15%		123%		53%	5%	0	%(8)

(1)	Represents a share of capital stock outstanding prior to April 30, 2007.

(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

(4)	Does not include expenses of the Underlying Funds in which the portfolio invests.

(5)	Effective December 1, 2007, management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the portfolio (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.20% until November 30, 2008.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)	Amount represents less than 1%.
Legg Mason Partners Variable Lifestyle Allocation 70%      35

Appendix A
The performance information below relates to underlying Legg Mason affiliated funds in which the portfolio may invest. Please note that the underlying funds in which the portfolio may invest and/or the percentages the portfolio may invest in the underlying funds recently have changed. As a result, the portfolio’s past investment performance, which is shown in the front of this prospectus, reflects a different mix of underlying funds. The portfolio’s investment performance based on the current mix of underlying funds may well differ. The percentage of the portfolio’s assets that may be invested in any particular underlying fund is limited. An underlying fund’s past performance is not necessarily an indication of how the underlying fund will perform in the future.
   This performance information is presented for your information only, and is taken from each underlying fund’s prospectus with respect to such fund’s Class I (or equivalent) shares.
   No performance information is presented for Legg Mason Partners U.S. Large Cap Equity Fund because that fund has not commenced operations as of the date of this prospectus.
Underlying funds in which Variable Allocation 70% may invest

Average Annual Total Returns	1	5	10	Since	Inception
(for the periods ended December 31, 2007)	Year	Years	Years	Inception	Date

Legg Mason American Leading Companies Trust	(2.48)%	12.22%	N/A	5.73%	06/14/01

Legg Mason Emerging Markets Trust	47.20%	N/A	N/A	46.72%	06/23/05

Legg Mason Growth Trust, Inc.	15.20%	N/A	N/A	7.51%	03/04/04

Legg Mason International Equity Trust	9.40%	23.74%	N/A	6.83%	05/05/98

Legg Mason Opportunity Trust	(0.55)%	19.10%	N/A	9.61%	06/26/00

Legg Mason Partners Aggressive Growth Fund	1.67%	13.67%	12.52%	N/A	01/30/96

Legg Mason Partners Appreciation Fund	8.56%	12.29%	7.35%	N/A	01/30/96

Legg Mason Partners Capital Fund	1.07%	14.93%	10.93%	N/A	12/17/76

Legg Mason Partners Emerging Markets Equity Fund	36.09%	N/A	N/A %	33.16%	01/03/05

Legg Mason Partners Fundamental Value Fund	0.95%	13.24%	8.69%	N/A	01/03/05

Legg Mason Partners International All Cap Opportunity Fund	5.92%	N/A	N/A	5.89%	12/29/06

Legg Mason Partners Investors Value Fund	3.75%	13.79%	7.86%	N/A	05/29/58

Legg Mason Partners Large Cap Growth Fund	5.04%	11.45%	7.79%	N/A	10/15/97

Legg Mason Partners Mid Cap Core Fund	7.58%	13.96%	N/A	10.47%	12/30/98

Legg Mason Partners Small Cap Core Fund**	(8.82)%	11.70%	5.27%	N/A	10/17/97

Legg Mason Partners Small Cap Growth Fund	10.03%	N/A	N/A	12.41%	11/01/04

Legg Mason Special Investment Trust, Inc.	(2.60)%	15.65%	11.58%	N/A	12/01/94

Legg Mason Value Trust, Inc.	(5.73)%	11.94%	8.99%	N/A	12/01/94

Royce Total Return Fund	2.52%	14.29%	10.84%	N/A	03/04/03

Royce Value Fund	4.00%	23.54%	N/A	15.87%	06/01/06

Western Asset Absolute Return Portfolio	3.69%	N/A	N/A	5.85%*	07/06/06

Western Asset Core Plus Bond Portfolio	2.57%	5.69%	N/A	6.44%	07/08/98

Western Asset High Yield Portfolio	0.78%	9.85%	N/A	8.13%	09/28/01

*	Cumulative

**	Reflects the performance of Class A shares, including the impact of the maximum sales charge (load) applicable to that class, because no Class I (or equivalent) shares were outstanding as of December 31, 2007. The return for Class A shares, excluding the effects of sales charges, was (3.27%).
36     Legg Mason Partners Funds

Legg Mason Partners Funds Privacy Policy
We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

■	Information we receive from you on applications and forms, via the telephone, and through our websites;
■	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and
■	Information we receive from consumer reporting agencies.
   We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.
   With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.
   If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.
[This page is not part of the prospectus.]
Legg Mason Partners Variable Lifestyle Allocation 70%      37

Shares of the portfolio are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This prospectus should be read together with the prospectus for those contracts or plans.

(Investment Company Act
file no. 811-21128)
FD02968 4/08

Legg Mason Partners
Variable Lifestyle
Allocation 70%

Additional Information You may visit the portfolio’s website at http://www.leggmason.com/individualinvestors for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report, or to request other information.

Shareholder reports. Additional information about the portfolio’s investments is available in the portfolio’s Annual and Semi-Annual Reports to shareholders. In the portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolio’s performance.

Statement of additional information. The SAI provides more detailed information about the portfolio. It is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge), by contacting Shareholder Services at 1-800-451-2010, or by writing Legg Mason Partners Variable Lifestyle Allocation 70% at 55 Water Street, New York, New York 10041.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street N.E. Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this prospectus, you should not rely upon that information.

Neither the portfolio nor the distributor is offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

PROSPECTUS April 28, 2008	Legg Mason Partners Variable Lifestyle Allocation 50%

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.	Shares of the portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans. This prospectus should be read together with the prospectus for those contracts or plans.

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Variable Lifestyle Allocation 50%

As part of a number of initiatives launched in 2006 to restructure and streamline the Legg Mason Partners fund complex, the portfolio assumed the assets and liabilities of a predecessor portfolio with the same name, effective April 30, 2007. Any information in this prospectus relating to the portfolio prior to the date of this prospectus refers to the portfolio’s predecessor.

Investments, risks and performance
About the portfolio
Legg Mason Partners Variable Lifestyle Allocation 50% (“Variable Allocation 50%”) is a “fund of funds” — meaning it invests in other mutual funds. The underlying funds’ investment objectives and certain of their investment strategies are described under the heading entitled “More on the portfolio’s investments.”
   The portfolio is managed as an asset allocation program.
   The portfolio seeks to maintain a neutral mix or Target Allocation (i.e., its percentage allocation between the underlying equity-oriented funds and fixed-income-oriented funds). The portfolio may make tactical changes in its equity funds-fixed-income funds allocation within a specified range (the Target Range) around that neutral mix, based on the portfolio managers’ opinion about the outlook for the asset classes and market and economic trends.
Investing primarily in other mutual funds presents special risks:

■	In addition to the portfolio’s operating expenses, you will indirectly bear a pro rata portion of the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and, indirectly, a pro rata portion of the management fees of the underlying funds
■	One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accomplishing any investment purpose
■	The portfolio’s Target Allocation and Target Range are measures of the percentage of the portfolio’s assets invested in underlying funds across two asset classes, not the percentage of equity securities or fixed-income securities invested in indirectly by the portfolio. The underlying funds generally invest principally in either equity or fixed-income securities, but their percentage investments in these securities may vary from time to time, subject to applicable regulatory requirements. Thus, the percentage of equity or fixed-income securities held by the portfolio indirectly, through its investment in underlying funds, may vary substantially from its Target Allocation or Target Range. Investors should take this into account when determining whether the portfolio is an appropriate investment for them.
Principal risks of investing in fixed-income securities and equity securities
The underlying funds invest in fixed-income securities and equity securities. Risks common to investments in fixed-income securities and equity securities are set forth below. There are also principal risks which are specific to an investment in the portfolio. These unique risks are described in the portfolio summary beginning on page 4.
Fixed-income securities:

■	When interest rates go up, prices of fixed-income securities usually go down. This is known as interest rate risk
■	An issuer of a security may default on its obligation to pay principal and/or interest or the security’s credit rating may be downgraded. This is known as credit risk
2     Legg Mason Partners Funds

■	An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk
■	Slower than expected principal payments may extend a security’s life. This locks in a below-market interest rate, increases the security’s duration and reduces the value of the security. This is known as extension risk

Equity securities:

■	Stock prices may decline generally
■	If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer’s security may be depressed
Legg Mason Partners Variable Lifestyle Allocation 50%      3

Variable Allocation 50%
Investment objective
Balance of growth of capital and income.
Principal investment strategies
The portfolio is a fund of funds. The portfolio’s assets are primarily allocated among the Legg Mason-affiliated equity and fixed income funds listed below.
   The portfolio organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed-income class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year as well as all types of short-term and money market instruments). The portfolio’s Target Allocation is 50% in underlying funds that invest principally in equity securities and 50% in funds that invest principally in fixed-income securities.
Selection process
The portfolio managers periodically adjust the allocation of the portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such market and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.
   The performance of the underlying funds also influences their weighting in the portfolio. The portfolio managers invest in underlying funds that have a range of investment styles and focuses, including large cap funds, small cap funds, growth oriented funds, value oriented funds, international equity funds and fixed-income funds. The portfolio’s underlying fixed-income funds invest in investment grade fixed-income securities, including those of U.S. and non-U.S. issuers, including corporate, mortgage-backed and government securities, and high yield, high risk corporate and government debt securities rated below investment grade (commonly known as “junk bonds”).

Target Allocation

Equity Funds	50%

Fixed-Income Funds	50%

Target Range

Equity Funds	40- 60%

Fixed-Income Funds	40- 60%

   The portfolio may invest in any of the underlying funds listed in the table below. The Target Range in the table shows the percentage range of the portfolio’s assets that may be invested in the underlying funds at any time. The portfolio is not expected to be invested in all of the underlying funds at any time. The portfolio may change its allocations among the underlying funds listed, as well as the percentage it invests in a particular underlying fund, from time to time and without prior notice to shareholders. The portfolio may also
4     Legg Mason Partners Funds

vary the allocation between equity funds and fixed income funds within the target range without prior notice to shareholders.

Target
Underlying Funds in which Variable Lifestyle Allocation 50% May Invest	Range

Legg Mason Partners U.S. Large Cap Equity Fund	0-25%

Legg Mason American Leading Companies Trust	0-15%

Legg Mason Growth Trust, Inc.	0-15%

Legg Mason Opportunity Trust	0-15%

Legg Mason Partners Aggressive Growth Fund	0-15%

Legg Mason Partners Appreciation Fund	0-15%

Legg Mason Partners Capital Fund	0-15%

Legg Mason Partners Fundamental Value Fund	0-15%

Legg Mason Partners Investors Value Fund	0-15%

Legg Mason Partners Large Cap Growth Fund	0-15%

Legg Mason Special Investment Trust, Inc.	0-15%

Legg Mason Value Trust, Inc.	0-15%

Legg Mason International Equity Trust	0-10%

Legg Mason Partners International All Cap Opportunity Fund	0-10%

Legg Mason Partners Mid Cap Core Fund	0-10%

Legg Mason Partners Small Cap Core Fund	0-10%

Legg Mason Partners Small Cap Growth Fund	0-10%

Royce Total Return Fund	0-10%

Royce Value Fund	0-10%

Western Asset Core Plus Bond Portfolio	20-40%

Western Asset Absolute Return Portfolio	0-20%

Western Asset High Yield Portfolio	0-15%

   The portfolio invests in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the funds, at net asset value with no initial or contingent deferred sales charges and with generally lower expenses than other share classes. For underlying funds in the Legg Mason Partners family of funds, the portfolio purchases Class I shares, or Class IS shares if the underlying fund offers Class IS shares. The portfolio invests in the Institutional Class of shares of the underlying funds in the Legg Mason, Royce and Western Asset family of funds.
Summary performance information for the funds listed above appears in Appendix A.
Principal risks of investing in the portfolio
Your investment in the portfolio is subject to the risks associated with investing in both fixed-income securities and equity securities generally. The principal risks associated with
Legg Mason Partners Variable Lifestyle Allocation 50%      5

investing in these securities are described on pages 2-3 under “About the portfolio.” Your investment in the portfolio is also subject to the following specific risks:

■	An underlying fund’s investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. Less information may be available about foreign securities or markets and foreign markets may be smaller, less liquid and more volatile than U.S. markets. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets
■	The portfolio managers’ judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

■	An underlying fund may invest in below investment grade bonds which are speculative and their issuers may have diminished capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of these securities to make principal and interest payments

■	The underlying equity funds invest principally in equity securities and the underlying fixed-income funds invest principally in fixed-income securities. However, under normal market conditions an underlying fund may vary the percentage of its assets in equity securities or in fixed-income securities (subject to applicable regulatory requirements). Depending upon the percentage of equity and/or fixed-income securities held by the underlying funds at any given time, and the percentage of the assets of the portfolio invested in various underlying funds, the portfolio’s actual exposure to equity securities and fixed-income securities may vary substantially from its Target Allocation or Target Range
■	An underlying fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash without regard to any percentage limitations. If an underlying fund takes a temporary defensive position, it (and the portfolio) may be unable to achieve their investment objectives
■	The portfolio is not diversified, which means that it can invest a higher portion of its assets in any one underlying fund than a diversified portfolio. Being non-diversified may magnify the portfolio’s losses from adverse events affecting a particular underlying fund. The underlying funds in which the portfolio invests may be either diversified or non- diversified
Who may want to invest
The fund may be an appropriate investment if you:

■	Are willing to sacrifice some growth potential for less volatility
■	Are willing to accept the risks of the stock market and below investment grade bonds
■	Have a long-term time horizon
6     Legg Mason Partners Funds

Performance information
The following shows summary performance information for the portfolio in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year and by showing how the portfolio’s average annual total returns compare with the returns of broad-based indices. The performance information for periods prior to April 30, 2007 is that of the portfolio’s predecessor. In addition, the performance information reflects the performance of the portfolio with allocations to underlying funds different from those in which the portfolio currently invests and different Target Allocations and Target Ranges and, therefore, investment performance based on the portfolio’s current underlying funds may differ. The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future.
   Performance figures do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus or information provided by your qualified plan for more information on expenses.
Risk return bar chart
Highest and lowest quarterly returns (for periods shown in the bar chart):
Highest: 9.57 in 2nd quarter 2003; Lowest: (7.21)% in 3rd quarter 2002.
Legg Mason Partners Variable Lifestyle Allocation 50%      7

Comparative performance
This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to those of the Lehman Brothers U.S. Aggregate Index (“Lehman U.S. Aggregate”), Russell 1000 Index (“Russell 1000”) and the Lifestyle Allocation 50% Composite Benchmark. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.
Risk return table
This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Average Annual Total Returns (for the periods ended December 31, 2007)

	1 Year	5 Years	10 Years

Legg Mason Partners Variable Lifestyle Allocation 50%	3.21%	8.19%	5.38%

Indices

Lehman U.S. Aggregate(1)	6.97%	4.42%	5.97%

Russell 1000(2)	5.77%	13.43%	6.20%

Lifestyle Allocation 50% Composite Benchmark(3)	5.83%	10.58%	6.85%

(1)	The Lehman U.S. Aggregate represents securities that are publicly-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(2)	The Russell 1000 consists of the 1,000 largest U.S. companies based on total market capitalization.

(3)	The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Lehman Brothers U.S. Aggregate Index and 7% Lehman Brothers U.S. High Yield — 2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield — 2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

An investor cannot invest directly in an index. Index performance reflects no deduction for fees, expenses or taxes.
Fee table
This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the returns would be lower and the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this portfolio is presented in the accompanying contract prospectus through which the portfolio’s shares are offered to you.

Shareholder Fees

(paid directly from your investment)

Maximum sales charge on purchases	Not applicable

Maximum deferred sales charge on redemptions	Not applicable

8     Legg Mason Partners Funds

Annual Portfolio Operating Expenses

(paid by the portfolio as a % of net assets)

Management fees	None

Distribution and service (12b-1) fees	None

Other expenses(1)	0.10%

Total expenses incurred directly by the portfolio(2)	0.10%

Acquired Fund Fees and Expenses (fees and expenses of underlying funds)(2)	0.68%

Total annual portfolio operating expenses(2)	0.78%

(1)	The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses to be incurred by the portfolio going forward.

(2)	The expense ratio reflects certain one-time, non-recurring expenses for the prior period’s prospectus and shareholder report printing and mailing cost incurred relating to the recent fiscal year. Without the effect of this adjustment, the expense ratio is estimated to be 0.76%. Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the portfolio (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.20% until at least April 30, 2009. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual portfolio operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.
Example
This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual cost may be higher or lower.
   The example assumes:

■	You invest $10,000 in the portfolio for the period shown
■	You reinvest all distributions and dividends without a sales charge
■	The portfolio’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

■	Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance

■	The expenses of the underlying funds are reflected

Number of Years You Own Your Shares

	1 Year	3 Years	5 Years	10 Years

Your costs would be (with or without redemption)	$80	$245	$425	$944

Legg Mason Partners Variable Lifestyle Allocation 50%      9

More on the portfolio’s investments
Underlying funds
The following is a description of the investment objectives and principal investment strategies of the underlying funds in which the portfolio may invest. Each of the underlying funds is managed by the portfolio’s investment manager or an affiliate of the portfolio’s investment manager. The investment manager for each of the Legg Mason Partners Funds is Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”). The investment manager for each of the Legg Mason and Western Asset Funds is Legg Mason Fund Adviser, Inc. The investment manager for each of the Royce Funds is Royce & Associates, LLC.
   The underlying funds that invest primarily in equity securities are:

	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

Legg Mason American Leading Companies Trust	0.79%	seeks long-term capital appreciation and current income consistent with prudent investment risk. The fund invests primarily in securities that, in the adviser’s opinion, offer the potential for capital appreciation and current income. Under normal circumstances, the fund will seek to achieve its objective by investing at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States. At least 75% of the dollar amount of stocks held by the fund will have a recent history of paying dividends. The adviser defines a “Leading Company” as one that, in the opinion of the adviser, has attained a major market share in one or more products or services within its industry(ies) and possesses the potential to maintain or increase market share and profit in the future. Such companies are typically well known as leaders in their respective industries; most are found in the top half of the Standard & Poor’s 500 Index. The adviser currently anticipates that the fund will not invest more than 20% of its net assets in foreign securities. The fund may invest up to 20% of its net assets in debt securities, including government, corporate and money market securities. The fund may invest in debt securities of any maturity of both foreign and domestic issuers. The debt securities in which the fund may invest, excluding investments in convertible securities, will be rated at least A by Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or deemed by the adviser to be of comparable quality to a security with these ratings. The convertible securities in which the fund may invest will be rated at least BB by S&P or Ba by Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings.

10     Legg Mason Partners Funds

	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

Legg Mason Growth Trust, Inc.	0.77%	seeks maximum long-term capital appreciation with minimum long-term risk to principal. The fund invests primarily in common stocks that, in the adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the adviser’s assessment of their intrinsic value. Any income realized will be incidental to the fund’s objective. The adviser currently anticipates that the fund will not invest more than 25% of its total assets in foreign securities. The fund may invest in convertible securities and, for temporary defensive purposes, up to 100% of its assets in high quality short-term debt obligations.

Legg Mason International Equity Trust	0.84%	seeks maximum long-term total return. The adviser currently intends to invest substantially all of the fund’s assets in non-U.S. equity securities. The primary focus of the adviser is value added through stock selection, with a secondary focus on region and sector allocation. The fund may invest up to 35% of its total assets in emerging market securities.

Legg Mason Opportunity Trust	1.32%	seeks long-term growth of capital. The fund invests in securities, derivatives and other financial instruments that, in the adviser’s opinion, offer the opportunity for long-term growth of capital. The adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities. The fund may sell securities and other instruments short. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund’s net assets, a practice known as “leveraging.”

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	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

Legg Mason Partners Aggressive Growth Fund	0.71%	seeks capital appreciation. The fund invests primarily in common stocks of companies that the portfolio manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small-to medium-sized companies, a significant portion of the fund’s assets may be invested in the securities of such companies. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in money market instruments and short-term debt securities or cash without regard to any percentage limitations.

Legg Mason Partners Appreciation Fund	0.57%	seeks long-term appreciation of shareholders’ capital. The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. Equity securities include exchange-traded and over-the-counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives.
		The fund may invest for temporary defensive purposes in money market instruments and short-term debt securities or cash without regard to any percentage limitations. The fund may engage in short sales.

12     Legg Mason Partners Funds

	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

Legg Mason Partners Capital Fund	0.61%	seeks capital appreciation through investment in securities which the portfolio managers believe have above-average capital appreciation potential. The fund invests primarily in equity securities of U.S. companies. These companies typically range in size from established large capitalization companies to medium size companies. However, the fund may also invest in small capitalization companies including those at the beginning of their life cycles. The portfolio managers evaluate companies of all sizes but emphasize those with market capitalizations above $1 billion. The fund may invest up to 20% of its assets in securities of foreign issuers, either directly or through investing in depositary receipts. The fund may invest in fixed income securities, invest without limit in convertible debt securities and may also invest in debt obligations of foreign issuers. The fund may invest up to 20% of its assets in non-convertible debt securities rated below investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the portfolio managers. The fund also may invest up to 10% of its assets in distressed debt securities, defined as debt securities that are subject to bankruptcy proceedings or are in default or are at imminent risk of being in default. The fund also may invest in derivatives. The fund may engage in short sales.

Legg Mason Partners Fundamental Value Fund	0.66%	seeks long-term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the portfolio managers believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities.
		The fund may invest up to 25% of the value of its assets in the securities of foreign issuers. The fund also may invest in derivatives.

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	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

Legg Mason Partners International All Cap Opportunity Fund	1.19%	seeks total return on its assets from growth of capital and income. The fund invests primarily in equity securities of foreign companies. The fund, under normal circumstances, will invest at least 80% of the value of its net assets in a diversified portfolio of equity securities and may invest up to 20% of the value of its net assets in bonds, notes and debt securities (including up to 10% of the value of its net assets in below investment grade securities or “junk bonds”). The portfolio managers emphasize individual security selection while diversifying the fund’s investments across regions and countries, which can help to reduce risk. While the portfolio managers select investments primarily for their capital appreciation potential, some investments will have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the portfolio managers’ assessment of overseas potential for long-term growth, the fund’s emphasis among foreign markets (including emerging markets) and types of issuers may vary.

Legg Mason Partners Investors Value Fund	0.54%	seeks long-term growth of capital. Current income is a secondary objective. The fund invests primarily in common stocks of established U.S. companies. The fund may also invest in other equity securities. To a lesser degree, the fund may invest in debt securities. The portfolio managers focus on established large capitalization companies (over $5 billion in market capitalization) but the fund is not limited by market capitalization. The fund may invest up to 20% of its assets in securities of foreign issuers, either directly or indirectly in depositary receipts. The fund may invest in various types of fixed income securities, including from time to time up to 5% of its net assets in non-convertible high yield securities rated below investment grade by S&P and Moody’s or comparable unrated securities, with no minimum rating required. There is no limit on the amount of the fund’s assets that can be invested in convertible securities rated below investment grade. Certain of the fixed-income securities in which the fund may invest may be distressed debt securities. The fund may engage in short sales. The fund also may invest in derivatives.

14     Legg Mason Partners Funds

	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

Legg Mason Partners Large Cap Growth Fund	0.73%	seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest in securities of foreign issuers directly or in the form of depositary receipts. Management of the fund intends to limit the fund’s investments in these types of securities to 10% of the fund’s assets. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in money market instruments and short-term debt securities or cash without regard to any percentage limitations.

Legg Mason Partners Mid Cap Core Fund	0.78%	seeks long-term growth of capital. Under normal circumstances the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes in equities, or other investments with similar economic characteristics, of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as defined from time to time. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of medium capitalization companies for purposes of the fund’s 80% investment policy. The fund may invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities. While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 10% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. The fund also may invest in derivatives.

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	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

Legg Mason Partners Small Cap Core Fund	1.60% **	seeks long-term capital appreciation. Under normal market conditions, the fund will invest at least 80% of net assets plus any borrowings for investment purposes in common stocks of U.S. companies with relatively small market capitalizations at the time of investment or other investments with similar economic characteristics. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund will be considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The fund will hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Index in terms of economic sector weightings and market capitalization. The Russell 2000 Index is a broad-based index of the smaller capitalization segment of the U.S. stock market. The fund also may invest in derivatives. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash.

Legg Mason Partners Small Cap Growth Fund	0.79%	seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. For the purposes of this 80% policy, small capitalization companies are companies with market cap values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund are still considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The fund may invest up to 20% of its total assets in equity securities of foreign issuers. The fund may also invest to a limited extent in debt obligations of foreign issuers. The fund may invest in foreign issuers directly or invest in depositary receipts. The fund may invest up to 20% of its assets in non-convertible bonds, notes and other debt obligations. The fund also may invest in derivatives. The fund may engage in short sales.

16     Legg Mason Partners Funds

	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

Legg Mason Partners U.S. Large Cap Equity Fund	1.00% **	seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus borrowings for investment purposes, if any, in U.S. equity securities of large capitalization companies or other investments with similar economic characteristics. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of large capitalization companies for purposes of the fund’s 80% investment policy. The fund will hold equity securities that the fund’s portfolio managers believe will outperform the U.S. stock market. The fund may invest in a variety of equity securities, including common stocks, foreign securities, exchange-traded funds and real estate investment trusts. The fund will have exposure to growth and value equities of large capitalization companies. The fund will seek to produce returns that exceed those of the Index over a full market cycle (typically three to five years).

Legg Mason Special Investment Trust, Inc.	0.71%	seeks capital appreciation. The fund invests primarily in equity securities, and securities convertible into equity securities. The adviser expects that under normal circumstances, the fund will invest the majority of its total assets in the securities of companies in the mid-cap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® Index, or in “special situations,” at the time of purchase. The fund may invest a portion of its assets in companies of any size. The fund may invest in “special situations” without regard to market capitalization. The adviser defines special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the adviser, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings in connection with an actual or potential bankruptcy.
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	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

		The fund may also invest in debt securities, including securities involved in special situations. The fund may invest up to 35% of its total assets in debt securities rated below investment grade, commonly known as “junk bonds.” The fund also may invest in derivatives.

Legg Mason Value Trust, Inc.	0.69%	seeks long-term growth of capital. The fund invests primarily in equity securities that, in the adviser’s opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser’s assessment of their intrinsic value. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The fund may also invest in debt securities. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.”

Royce Total Return Fund	0.99%	seeks both long-term growth of capital and current income. Royce invests the fund’s assets primarily in dividend-paying securities of small- and micro-cap companies. Of the more than 7,100 small- and micro-cap companies, more than 1,900 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Normally, the fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

18     Legg Mason Partners Funds

	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

Royce Value Fund	1.03%	seeks long-term growth of capital. Royce invests the fund’s assets primarily in the equity securities of small- and mid-cap companies, those with stock market capitalizations from $500 million to $5 billion, that it believes are trading significantly below its estimate of their current worth. The fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. Normally, the fund invests at least 80% of its net assets in equity securities of such small- and/or mid-cap companies. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

*	As of the fiscal year-end most recently completed prior to the date of each underlying fund’s most recent prospectus, semi- annual or annual shareholder report (net of extraordinary expenses).

**	The expense ratio for Class IS shares has been estimated, since there were no Class IS shares outstanding as of the date of this prospectus.

Legg Mason Partners Variable Lifestyle Allocation 50%      19

The underlying funds that invest primarily in fixed-income securities are:

	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

Western Asset Absolute Return Portfolio	0.95%	seeks to maximize long-term total return. The portfolio has a flexible investment strategy and will invest in a variety of securities and instruments and use a variety of investment techniques in pursuing its objective. Under normal market conditions, the portfolio will invest at least 50% of its net assets in debt and fixed income securities rated at least Baa or BBB at the time of purchase by one or more nationally recognized statistical rating organizations or unrated securities of comparable quality at the time of purchase (as determined by the portfolio’s advisers). The fund may invest no more than 50% of its net assets in non-U.S. dollar denominated securities and no more than 25% of its net assets in un-hedged non-U.S. dollar denominated securities. The fund may invest no more than 25% of its net assets in non-U.S. dollar denominated securities rated below investment grade and no more than 25% of its net assets in non-U.S. issuers rated below investment grade. The fund also may invest in derivatives.

Western Asset Core Plus Bond Portfolio	0.43%	seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of generally 2.5 to 7 years. The portfolio invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. To achieve its objective, the portfolio may invest in a variety of securities and instruments. The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers and up to 20% of total assets in non-U.S. dollar denominated securities. The fund may invest up to 15% of its assets in securities rated below investment grade (i.e., not rated at least Baa/BBB by one or more nationally recognized statistical rating organizations or unrated securities of comparable quality). The fund also may invest in derivatives.

Western Asset High Yield Portfolio	0.58%	seeks to maximize total return, consistent with prudent investment management. Under normal market conditions, the portfolio will invest at least 80% of its net assets in U.S. dollar denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more nationally recognized statistical rating organizations or are of a comparable quality as
20     Legg Mason Partners Funds

	Estimated	Investment Objective and Principal
Underlying Fund	Expense Ratio*	Investment Strategies

determined by Western Asset. The portfolio will consider a security to be rated below investment grade if it is rated below Baa/BBB by at least one nationally recognized statistical rating organization (or, if unrated, is determined by Western Asset to be of comparable quality). These securities are commonly known as “junk bonds” or “high yield securities.” The fund may invest up to 20% of its total assets in non-U.S. dollar denominated non-U.S. securities. The fund also may invest in derivatives.

*	As of the fiscal year-end most recently completed prior to the date of each underlying fund’s prospectus, semi-annual or annual shareholder report (net of extraordinary expenses).
Legg Mason Partners Variable Lifestyle Allocation 50%      21

Investment strategies and related risks
The portfolio’s investment objective and principal investment strategies are described in the section entitled “Investments, risks and performance.” This section provides further information about the investment strategies that may be used by the portfolio.
   The portfolio’s investment objective may be changed by the Board of Trustees without shareholder or policy holder approval.
Portfolio turnover
Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from an underlying fund’s performance.
Changes in allocations
The underlying funds in which the portfolio may invest, and the percentage of assets allocated to each fund, may be changed from time to time without prior notice to shareholders. Similarly, the Target Allocation between equity and fixed-income oriented underlying funds may be adjusted from time to time without prior notice to shareholders. If the target for investment in a particular fund is exceeded or not met because of cash flows or changes in the market value of the shares of the underlying funds, the portfolio managers may, but are not required to, adjust the portfolio’s holdings.
High yield securities
Each of Western Asset Absolute Return Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset High Yield Portfolio, Legg Mason Partners Investors Value Fund, Legg Mason Partners Capital Fund, Legg Mason Value Trust, Inc., Legg Mason Special Investment Trust, Inc., Royce Total Return Fund, Royce Value Fund, Legg Mason International Equity Trust, Legg Mason Opportunity Trust and Legg Mason Partners International All Cap Opportunity Fund may invest a portion of its assets in high yield securities (“junk bonds”). High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

■	Increased price sensitivity to changing interest rates
■	Greater risk of loss because of default or declining credit quality
■	Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
■	A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time
22     Legg Mason Partners Funds

Foreign securities
All of the underlying funds may invest a portion of their assets outside the United States. Investing in non-U.S. issuers involves special risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

■	Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices
■	Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the adviser may not be able to sell the fund’s portfolio securities in amounts and at prices the adviser considers reasonable
■	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading
■	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession
■	Economic, political and social developments may adversely affect the securities markets on which securities of non-U.S. issuers trade
■	Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers
Small capitalization issuers
Each of Legg Mason Partners Small Cap Core Fund, Legg Mason Partners Small Cap Growth Fund, Legg Mason Partners Fundamental Value Fund and Legg Mason Partners Aggressive Growth Fund focuses on small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

■	Be more sensitive to changes in the economy, earnings results and investor expectations
■	Have more limited product lines and capital resources
■	Experience sharper swings in market values
■	Be harder to sell at the times and prices the fund thinks appropriate
■	Offer greater potential for gain and loss
Derivatives
Most of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and swaps, including interest rate, currency or credit default swaps, for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique
■	For some underlying funds, to increase the fund’s total return
   A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. An underlying fund may use derivatives to gain exposure to a security, issuer or
Legg Mason Partners Variable Lifestyle Allocation 50%      23

market. An underlying fund may from time to time sell protection on debt securities by entering into credit default swaps, a type of derivative transaction. In return for periodic payments, the underlying fund is obligated to pay the counterparty if the bond which is the subject of the credit default swap defaults or is subject to a specified credit event. As the seller the underlying fund could be considered leveraged because, in addition to the investment exposure that it has on its assets, the underlying fund is subject to investment exposure on the notional amount of the swap.
   Even a small investment in derivative contracts can have a big impact on an underlying fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed-income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.
Fund rebalancings
From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to rebalancings of the portfolio’s investments. In the event of such redemption or investments, an underlying fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
   For example, rebalancings may increase brokerage and/or other transaction costs of the underlying funds. In addition, when the portfolio owns a substantial portion of an underlying fund, a large redemption by the portfolio could cause that underlying fund’s expenses to increase and could result in the underlying fund becoming too small to be economically viable.
   The impact of rebalancings is likely to be greater when the portfolio owns, redeems, or invests in a substantial portion of an underlying fund. The effects of rebalancings could affect the underlying funds, which could adversely affect their performance and, therefore, the performance of the portfolio.
   The portfolio and the underlying funds are managed by LMPFA and/or an investment advisory affiliate of LMPFA. The manager of the underlying fund may take such actions as it deems appropriate to minimize any such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying fund. LMPFA and/or its advisory affiliates will seek to cooperate with the manager of an underlying fund in its efforts to minimize any such adverse impact on the underlying fund. Such actions may cause delay in the rebalancing of the portfolio’s investments in the event of significant market or other events that may require more rapid action.
Temporary defensive investments
The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in Western Asset Money Market Fund, a money fund managed by a Legg Mason affiliate,
24     Legg Mason Partners Funds

repurchase agreements or cash without regard to any percentage limitation. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.
Investment policies
The portfolio’s investment policies generally may be changed by the Board without shareholder approval.
Other investments
The portfolio reserves the right in certain circumstances to invest directly in the types of securities held by the underlying funds, including common and preferred stocks; securities convertible into common stocks; warrants and depository receipts; and fixed-income securities, including U.S. government securities, money market instruments, mortgage-related securities and repurchase agreements. These investments may include securities of non-U.S. issuers. To the extent the portfolio invests directly in these instruments, it is subject to the same risks as an underlying fund investing in these instruments.
   The portfolio may also enter into futures contracts on securities or related options on futures contracts on securities that are traded on a domestic or foreign exchange or in the over-the-counter market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.
   In addition to direct investments, the portfolio may invest in shares of a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“Exchange Traded Funds”). Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. As with other investments in shares of mutual funds, a portfolio holding shares of an Exchange Traded Fund will bear its pro rata portion of the Exchange Traded Fund’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the portfolio’s own operations.
Other information
The portfolio may also use other strategies and invest (through the underlying funds) in other securities that are described, along with their risks, in the Statement of Additional Information (“SAI”). However, the portfolio might not use all of the strategies and techniques or invest (through the underlying funds) in all of the types of securities described in this prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the portfolio from achieving its investment objective.
Portfolio holdings
The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings are described in the SAI.
Legg Mason Partners Variable Lifestyle Allocation 50%      25

Management
The manager and subadviser
LMPFA is the portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio and manages the portfolio’s cash and short-term instruments. As of December 31, 2007, LMPFA’s total assets under management were approximately $193 billion.
   Legg Mason Global Asset Allocation, LLC (“LMGAA” or the “subadviser”) provides the day-to-day portfolio management of the portfolio. LMGAA has offices at 620 Eighth Avenue, New York, New York 10018 and is a recently-organized investment adviser that has been formed to provide asset allocation advisory services for the portfolio. As of December 31, 2007, LMGAA’s total assets under management were approximately $3.1 billion.
   LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are located at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2007, Legg Mason’s asset management operations had aggregate assets under management of approximately $998 billion.
Portfolio managers
LMGAA utilizes a team management approach. LMGAA utilizes a team headed by Steven Bleiberg to manage the assets of the portfolio. Mr. Bleiberg serves as LMGAA’s President and Chief Investment Officer. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management. From 2003 to 2006, he served as head of global investment strategy at Smith Barney Fund Management LLC (“SBFM”). Andrew Purdy serves as Portfolio Manager, Asset Allocation Strategies. He is responsible for coordination and implementation of asset allocation strategies. Mr. Purdy has 13 years of industry experience.
   The SAI provides additional information about each primary portfolio manager’s compensation, other accounts managed by the primary portfolio managers and any portfolio shares held by the primary portfolio managers.
Management fees
The portfolio does not pay a management fee. Prior to December 1, 2007, the portfolio paid a fee of 0.35% of its average daily net assets for advisory and administrative services. For the fiscal year ended January 31, 2008, the portfolio paid a fee of 0.29% of its average daily net assets for management services. For more information regarding the management fees of the underlying funds, please consult the SAI.
   A discussion regarding the basis for the Board’s approval of the portfolio’s management agreement with LMPFA and subadvisory agreement with LMGAA is available in the portfolio’s annual report for the fiscal year ended January 31, 2008.
26     Legg Mason Partners Funds

Distributor
Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the portfolio’s sole and exclusive distributor.
   The portfolio’s manager or an affiliate may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The manager or an affiliate may also make payments for marketing, promotional or related expenses. The amount of these payments is determined by the manager or an affiliate and may be substantial. The distributor may make similar payments under similar arrangements.
   The payments described in the paragraph above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.
Possible conflicts of interest
The portfolio’s Trustees and officers also serve in similar positions with many of the underlying Legg Mason Partners funds. In addition, there are possible conflicts of interest that could arise because the manager of the portfolio is affiliated with the managers of the underlying Legg Mason, Western Asset and Royce funds. Thus, if the interests of the portfolio and the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers of the portfolio fulfill their fiduciary duties to the portfolio and the underlying funds. The portfolio’s Trustees believe they have structured the portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the portfolio could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the portfolio’s Trustees and officers, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the underlying funds have been adopted by the portfolio to minimize this possibility and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.
Recent developments
On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the portfolio, and Citigroup Global Markets Inc. (“CGMI”), a former distributor of the portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the portfolio (the “Affected Funds”).
   The SEC order found that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a
Legg Mason Partners Variable Lifestyle Allocation 50%      27

new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also found that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.
28     Legg Mason Partners Funds

Share transactions
Availability of shares
Shares of the portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies or through eligible pension or other qualified plans. Shares of the portfolio are sold at net asset value.
   The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio’s Board currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts and plans that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another fund may be substituted.
   The sale of shares may be suspended or terminated if it is found by the portfolio’s Board to be in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.
Redemption of shares
The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption order from a separate account or plan, which may be more or less than the price paid for the shares. The portfolios will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account or plan on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.
   Subject to applicable law, the portfolio may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.
Frequent purchases and redemptions of portfolio shares
Frequent purchases and redemptions of portfolio shares may interfere with the efficient management of the portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio or an underlying fund, the portfolio managers of the portfolio or of an underlying fund, as applicable, may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s or underlying fund’s investment objective. Frequent trading may cause an underlying fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the underlying fund’s (and thereby the portfolio’s) performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing
Legg Mason Partners Variable Lifestyle Allocation 50%      29

discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the underlying funds. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected. The underlying funds in which the portfolio invests are also subject to the effects of frequent purchases and redemptions of fund shares, which can increase expenses of the underlying funds and therefore, potentially, the expenses of the portfolio.
   Because of the potential harm to the portfolio and its long term shareholders, the Board, on behalf of the portfolio, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by LMPFA to be engaged in these abusive trading activities. In the event that an exchange request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares.
   Under the portfolio’s policies and procedures, the portfolio reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected within the Legg Mason Partners fund complex.
   A committee established by the manager administers the policy. The policy provides that the committee will use its best efforts to restrict a shareholder’s trading privileges in the Legg Mason Partners funds if that shareholder has engaged in a total of four or more “Round Trips” (as defined below) across all Legg Mason Partners funds during any rolling 12-month period. However, the committee has the discretion to determine that restricting a shareholder’s trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the committee may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in a fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the funds.
   A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of a fund’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. For purposes of these policies and procedures, the Legg Mason Partners funds complex also includes certain Western Asset funds and Barrett Opportunity Fund, Inc., but does not include money market funds in the fund complex.
30     Legg Mason Partners Funds

   The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts or through eligible pension or other qualified plans. The policies apply to any account, whether an individual account, accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, and accounts held through intermediaries such as insurance company separate accounts, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The portfolio’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the portfolio’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The portfolio’s distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading. These agreements took effect on October 16, 2007.
   The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. The portfolio has also adopted policies and procedures to prevent the selective release of information about the portfolio’s securities holdings, as such information may be used for market-timing and similar abusive practices.
   The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio or any underlying fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the portfolio is unable to detect and deter trading abuses, the portfolio’s performance and its long-term shareholders may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. Furthermore, the portfolio may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others bear the costs and effects of that trading. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.
Legg Mason Partners Variable Lifestyle Allocation 50%      31

Share price
The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.
   The Board has approved valuation procedures to be used to value the portfolio’s securities for the purposes of determining the portfolio’s net asset value. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolio to the manager.
   The portfolio’s net asset value is calculated based on the net asset value of the underlying funds in which it invests, along with the value of any direct investments. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing.
   The portfolio generally values its securities based on market prices determined at the close of regular trading on the NYSE. The portfolio’s currency valuations, if any, are done as of when the London Stock Exchange closes, which is usually at 12 noon Eastern time, as the manager believes that these valuations typically reflect the largest trading volume in the foreign currency markets. A material change in the value of currency during the period between the close of the London Stock Exchange and the calculation of the portfolio’s net asset value on the same date is considered a significant event, as described below, in response to which the portfolio may use fair valuation procedures to value the affected investments. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the portfolio’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the portfolio’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/ dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. Because the portfolio may invest in securities of issuers located in emerging markets, small capitalization issuers or lower-rated, high yield securities — some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable — the portfolio may use fair valuation procedures more frequently than funds
32     Legg Mason Partners Funds

that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issuers. The portfolio may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the portfolio’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the portfolio prices its shares. The portfolio uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.
   International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.
   In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.
   It is the responsibility of the Service Agents to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.
Legg Mason Partners Variable Lifestyle Allocation 50%      33

Dividends, distributions and taxes
The portfolio intends to make distributions of income and capital gains, at least annually, in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Further, the portfolio intends to meet certain diversification and investor control requirements applicable to mutual funds underlying variable insurance products.
   Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (each a “Policy” and together, the “Policies”) or qualified plan. Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to the Policies. Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by a separate account, ordinarily do not cause the corresponding contract holder to recognize income or gain for federal income tax purposes.
   In order to comply with the diversification requirements applicable to “segregated asset accounts” under the Code, the portfolio intends to structure its portfolio in a manner that complies with those requirements. The applicable Treasury regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For these purposes, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. So long as the portfolio qualifies as a regulated investment company, each segregated asset account investing in the portfolio will be entitled to “look through” to the portfolio in order to satisfy the diversification requirements. As noted above, the portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance and to certain qualified pension and retirement plans; if the portfolio were to sell its shares to other categories of shareholders, the portfolio may fail to comply with applicable Treasury requirements regarding investor control. If the portfolio should fail to comply with the diversification and investor control requirements or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Policies invested in the portfolio would not be treated as annuity, endowment or life insurance contracts for federal tax purposes. Furthermore, if one of the underlying funds were to fail to qualify as a regulated investment company, such failure could cause the portfolio to fail to comply with the diversification requirements. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policy holders of the contracts, and the Policies would remain subject to taxation as ordinary income thereafter, even if the portfolio became adequately diversified.
34     Legg Mason Partners Funds

Financial highlights
The financial highlights table is intended to help you understand the performance of the portfolio for the past five years. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The financial information shown below for periods prior to April 30, 2007 is that of the portfolio’s predecessor. The information in the following table has been derived from the portfolio’s and the predecessor portfolio’s financial statements. These financial statements have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the portfolio’s financial statements is included in the annual report (available upon request).

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended January 31:

Variable Lifestyle Allocation 50%	2008		2007(1)		2006(1)	2005(1)	2004(1)

Net Asset Value, Beginning of Year	$12.61		$12.00		$11.71	$11.54	$9.59

Income (Loss) From Operations:
Net investment income(2)	0.47		0.35		0.28	0.28	0.30
Net realized and unrealized gain (loss)	(0.45)		0.62		0.29	0.17	1.93

Total Income (Loss) From Operations	0.02		0.97		0.57	0.45	2.23

Less Distributions From:
Net investment income	(0.47)		(0.36)		(0.28)	(0.28)	(0.28)
Net realized gains	(0.12)		—		—	—	—

Total Distributions	(0.59)		(0.36)		(0.28)	(0.28)	(0.28)

Net Asset Value, End of Year	$12.04		$12.61		$12.00	$11.71	$11.54

Total Return(3)	(0.01)%		8.09%		4.87%	3.88%	23.35%

Net Assets, End of Year (000s)	$198,862		$224,930		$247,470	$268,870	$272,629

Ratios to Average Net Assets:
Gross expenses(4)	0.31	% (5)	0.37	%(6)	0.35%	0.35%	0.35%
Net expenses(4)	0.31	(5)	0.37	(6)(7)	0.35	0.35 (7)	0.35
Net investment income	3.53		2.69		2.24	2.36	2.76

Portfolio Turnover Rate	15%		96%		48%	17%	0	%(8)

(1)	Represents a share of capital stock outstanding prior to April 30, 2007.

(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

(4)	Does not include expenses of the Underlying Funds in which the portfolio invests.

(5)	Effective December 1, 2007, management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the portfolio (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.20% until November 30, 2008.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.35%.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)	Amount represents less than 1%.

Legg Mason Partners Variable Lifestyle Allocation 50%      35

Appendix A
The performance information below relates to underlying Legg Mason affiliated funds in which the portfolio may invest. Please note that the underlying funds in which the portfolio may invest and/or the percentages the portfolio may invest in the underlying funds recently have changed. As a result, the portfolio’s past investment performance, which is shown in the front of this prospectus, reflects a different mix of underlying funds. The portfolio’s investment performance based on the current mix of underlying funds may well differ. The percentage of the portfolio’s assets that may be invested in any particular underlying fund is limited. An underlying fund’s past performance is not necessarily an indication of how the underlying fund will perform in the future.
   This performance information is presented for your information only, and is taken from each underlying fund’s prospectus with respect to such fund’s Class I (or equivalent) shares.
   No performance information is presented for Legg Mason Partners U.S. Large Cap Equity Fund because that fund has not commenced operations as of the date of this prospectus.
Underlying funds in which Variable Allocation 50% may invest

Average Annual Total Returns	1	5	10	Since	Inception
(for the periods ended December 31, 2007)	Year	Years	Years	Inception	Date

Legg Mason American Leading Companies Trust	(2.48)%	12.22%	N/A	5.73%	06/14/01

Legg Mason Growth Trust, Inc.	15.20%	N/A	N/A	7.51%	03/04/04

Legg Mason International Equity Trust	9.40%	23.74%	N/A	6.83%	05/05/98

Legg Mason Opportunity Trust	(0.55)%	19.10%	N/A	9.61%	06/26/00

Legg Mason Partners Aggressive Growth Fund	1.67%	13.67%	12.52%	N/A	01/30/96

Legg Mason Partners Appreciation Fund	8.56%	12.29%	7.35%	N/A	01/30/96

Legg Mason Partners Capital Fund	1.07%	14.93%	10.93%	N/A	12/17/76

Legg Mason Partners Fundamental Value Fund	0.95%	13.24%	8.69%	N/A	01/03/05

Legg Mason Partners International All Cap Opportunity Fund	5.92%	N/A	N/A	5.89%	12/29/06

Legg Mason Partners Investors Value Fund	3.75%	13.79%	7.86%	N/A	05/29/58

Legg Mason Partners Large Cap Growth Fund	5.04%	11.45%	7.79%	N/A	10/15/97

Legg Mason Partners Mid Cap Core Fund	7.58%	13.96%	N/A	10.47%	12/30/98

Legg Mason Partners Small Cap Core Fund**	(8.82)%	11.70%	5.27%	N/A	10/17/97

Legg Mason Partners Small Cap Growth Fund	10.03%	N/A	N/A	12.41%	11/01/04

Legg Mason Special Investment Trust, Inc.	(2.60)%	15.65%	11.58%	N/A	12/01/94

Legg Mason Value Trust, Inc.	(5.73)%	11.94%	8.99%	N/A	12/01/94

Royce Total Return Fund	2.52%	14.29%	10.84%	N/A	03/04/03

Royce Value Fund	4.00%	23.54%	N/A	15.87%	06/01/06

Western Asset Absolute Return Portfolio	3.69%	N/A	N/A	5.85%*	07/06/06

Western Asset Core Plus Bond Portfolio	2.57%	5.69%	N/A	6.44%	07/08/98

Western Asset High Yield Portfolio	0.78%	9.85%	N/A	8.13%	09/28/01

*   Cumulative

**	Reflects the performance of Class A shares, including the impact of the maximum sales charge (load) applicable to that class, because no Class I (or equivalent) shares were outstanding as of December 31, 2007. The return for Class A shares, excluding the effects of sales charges, was (3.27%).
36     Legg Mason Partners Funds

Legg Mason Partners Funds Privacy Policy
We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

■	Information we receive from you on applications and forms, via the telephone, and through our websites;

■	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

■	Information we receive from consumer reporting agencies.

   We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.
   With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.
   If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.
[This page is not part of the prospectus.]
Legg Mason Partners Variable Lifestyle Allocation 50%      37

Shares of the portfolio are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This prospectus should be read together with the prospectus for those contracts or plans.
(Investment Company Act
file no. 811-21128)
FD02969 4/08

Legg Mason Partners
Variable Lifestyle
Allocation 50%

Additional Information You may visit the portfolio’s website at http://www.leggmason.com/individualinvestors for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report, or to request other information.

Shareholder reports. Additional information about the portfolio’s investments is available in the portfolio’s Annual and Semi-Annual Reports to shareholders. In the portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolio’s performance.

Statement of additional information The SAI provides more detailed information about the portfolio. It is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge), by contacting Shareholder Services at 1-800-451-2010, or by writing Legg Mason Partners Variable Lifestyle Allocation 50% at 55 Water Street, New York, New York 10041.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street N.E. Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this prospectus, you should not rely upon that information.

Neither the portfolio nor the distributor is offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

April 28, 2008

STATEMENT OF ADDITIONAL INFORMATION

Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Lifestyle Allocation 50%

55 Water Street,
New York, New York 10041
(800) 451-2010

This Statement of Additional Information (this “SAI”) supplements the information contained in the current prospectuses, each dated April 28, 2008, for Legg Mason Partners Variable Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Partners Variable Lifestyle Allocation 70% (“Allocation 70%”) and Legg Mason Partners Variable Lifestyle Allocation 50% (“Allocation 50%”) (individually, a “portfolio” or a “fund” and collectively, the “portfolios” or the “funds”), as amended or supplemented from time to time (collectively the “prospectuses”), and should be read in conjunction therewith.

As part of a number of initiatives launched in 2006 to restructure and streamline the Legg Mason Partners fund complex, each of the portfolios assumed the assets and liabilities of a predecessor portfolio with the same name. Each portfolio is now grouped for organizational and governance purposes with other Legg Mason Partners funds that are predominantly equity-type funds, and is a series of Legg Mason Partners Variable Equity Trust (the “Trust”), a Massachusetts business trust. Certain historical information contained in this SAI for periods prior to April 30, 2007 is that of each portfolio’s predecessor.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the current prospectus for the applicable portfolio. Each of the three portfolios offers different levels of potential return and involves different levels of risk. Each of the portfolios seeks to achieve its investment objective by investing in a number of open-end management investment companies or series thereof (“underlying funds”) for which Legg Mason Investment Services (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, Inc. (“Legg Mason”) now or in the future acts as principal underwriter or for which Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”), now or in the future acts as investment manager.

Additional information about the portfolios’ investments is available in the portfolios’ annual and semiannual reports to shareholders. The annual report contains financial statements that are incorporated herein by reference. A prospectus for each portfolio and copies of the annual and semi-annual reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisors, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the portfolios’ distributor to sell shares of the portfolios (each called a “Service Agent”), or by writing or calling the portfolios at the address or telephone number set forth above. LMIS serves as the portfolios’ sole and exclusive distributor.

WHY INVEST IN THE FUNDS

The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The portfolios are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.

Each of the portfolios invests in a select group of underlying funds suited to the portfolio’s particular investment objective. The allocation of assets among underlying funds within each portfolio is determined by the portfolios’ manager, LMPFA, and subadviser, Legg Mason Global Asset Allocation, LLC (“LMGAA” or the “subadviser”), according to fundamental and quantitative analysis. Since the assets will be adjusted only periodically and only within pre-determined ranges that will attempt to ensure broad diversification, there should not be any sudden large-scale changes in the allocation of a portfolio’s investments among underlying funds. The portfolios are intended to provide a simple and conservative approach to helping investors meet retirement and other long-term goals.

Although they invest primarily in shares of other mutual funds, each fund may also invest directly in the types of securities held by the underlying funds, including common and preferred stocks; securities convertible into common stocks; warrants and depository receipts; and fixed-income securities, including U.S. government securities; money market instruments; mortgage-related securities and repurchase agreements. These investments may include securities of non-U.S. issuers.

Each fund may also enter into futures contracts on securities or related options on futures contracts on securities that are traded on a domestic or foreign exchange or in the over-the-counter market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

In addition to direct investments, each fund may invest in shares of a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“Exchange Traded Funds”). Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. As with other investments in shares of mutual funds, a fund holding shares of an Exchange Traded Fund will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund’s own operations.

MANAGEMENT

The business affairs of the funds are managed by or under the direction of the Board of Trustees (the “Board”) of the Trust. The Board elects officers who are responsible for the day-to-day operations of the funds and who execute policies authorized by the Board.

The current Trustees, including the Trustees of the funds who are not “interested persons” of the funds (the “Independent Trustees”) as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), and executive officers of the funds, their birth years, their principal occupations during at least the past five years (their titles may have varied during that period), the number of funds associated with Legg Mason the Trustees oversee, and other board memberships they hold are set forth below. The address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018.

The following information relates to the Trust’s recently elected Board of Trustees.

				Number of
		Term of		Funds in
		Office* and		Fund	Other Board
		Length of		Complex	Memberships Held
Name and	Position(s)	Time	Principal Occupation(s)	Overseen	by Trustee During
Year of Birth	with Funds	Served**	During Past 5 Years	by Trustee	Past Five Years

Independent Trustees:
Paul R. Ades Born 1940	Trustee	Since 1983	Law firm of Paul R. Ades, PLLC (since 2000)	48	None
Andrew L. Breech Born 1952	Trustee	Since 1991	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)	48	None
Dwight B. Crane Born 1937	Trustee	Since 1981	Independent Consultant (since 1969); formerly, Professor, Harvard Business School (1969 to 2007);	50	None
Robert M. Frayn, Jr. Born 1934	Trustee	Since 1981	Retired; formerly, President and Director, Book Publishing Co. (1970 to 2002)	48	None
Frank G. Hubbard Born 1937	Trustee	Since 1993	President, Avatar International Inc. (business development) (since 1998)	48	None
Howard J. Johnson Born 1938	Trustee	From 1981 to 1998 and 2000 to Present	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)	48	None
David E. Maryatt Born 1936	Trustee	Since 1983	Private Investor; President and Director, ALS Co. (real estate management and development firm) (since 1993)	48	None
Jerome H. Miller Born 1938	Trustee	Since 1995	Retired	48	None
Ken Miller Born 1942	Trustee	Since 1983	Chairman, Young Stuff Apparel Group, Inc. (apparel manufacturer) (since 1963)	48	None

				Number of
		Term of		Funds in
		Office* and		Fund	Other Board
		Length of		Complex	Memberships Held
Name and	Position(s)	Time	Principal Occupation(s)	Overseen	by Trustee During
Year of Birth	with Funds	Served**	During Past 5 Years	by Trustee	Past Five Years

John J. Murphy Born 1944	Trustee	Since 2002	President, Murphy Capital Management (investment advice) (since 1983)	48	Director, Nicholas Applegate funds (13 funds); Trustee, Consulting Group Capital Markets Funds (11 funds); formerly, Director, Atlantic Stewardship Bank (2004 to 2005); Director, Barclays International Funds Group Ltd. and affiliated companies (to 2003)
Thomas F. Schlafly Born 1948	Trustee	Since 1983	Of Counsel, Husch Blackwell Sanders LLP (law firm) (since 1984); President, The Saint Louis Brewery, Inc. (brewery) (since 1989)	48	Director, Citizens National Bank of Greater St. Louis Maplewood, MO (since 2006)
Jerry A. Viscione Born 1944	Trustee	Since 1993	Retired; formerly, Executive Vice President, Marquette University (1997 to 2002)	48	None
Interested Trustee and Officer:
R. Jay Gerken, CFA† Born 1951	Trustee, President, Chairman and Chief Executive Officer	Since 2002	Managing Director, Legg Mason & Co., LLC (“Legg Mason & Co.”); Chairman of the Board and Trustee/Director of 153 funds associated with LMPFA and its affiliates; President, LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates; formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (2002 to 2005); formerly, Chairman, President and Chief Executive Officer, Travelers Investment Adviser Inc. (2002 to 2005)	138	Former Trustee, Consulting Group Capital Markets Funds (11 funds) (2002 to 2006)

*	Each Trustee serves until his respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board member for a fund in the Legg Mason Partners fund complex.

†	Mr. Gerken is an “interested person,” as defined in the 1940 Act, because of his position with the manager and/or certain of its affiliates.

Term of
Office* and
Length of
Name, Year of Birth	Position(s)	Time	Principal Occupation(s)
and Address	with Funds	Served**	During Past 5 Years

Officers:
Ted P. Becker Born 1951 620 Eighth Avenue New York, NY 10018	Chief Compliance Officer	Since 2006	Director of Global Compliance at Legg Mason, Inc. (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of LMPFA and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (“CAM,” a group of affiliated investment advisers, which included SBFM, Smith Barney Asset Management and CFM and other affiliated investment advisory entities) (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.
John Chiota Born 1968 300 First Stamford Place 5th Floor Stamford, CT 06902	Chief Anti -Money Laundering Compliance Officer	Since 2006	Vice President of Legg Mason & Co. (since 2005); Vice President of CAM (since 2004); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. (since 2006). Prior to August 2004, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse
Robert I. Frenkel Born 1954 300 First Stamford Place Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2005); Managing Director and General Counsel of Global Mutual Funds for CAM (since 2000); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (since 2003). Previously, Secretary of CFM (2001 to 2004)
Thomas C. Mandia Born 1962 300 First Stamford Place Stamford, CT 06902	Assistant Secretary	Since 2000	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005); Managing Director and Deputy General Counsel for CAM (since 1992); Assistant Secretary of certain mutual funds associated with Legg Mason & Co.

Term of
Office* and
Length of
Name, Year of Birth	Position(s)	Time	Principal Occupation(s)
and Address	with Funds	Served**	During Past 5 Years

Kaprel Ozsolak Born 1965 55 Water Street New York, NY 10041	Chief Financial Officer and Treasurer	Since 2004	Director of Legg Mason & Co. (since 2005); Vice President at CAM (1996 to 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. (since 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with CAM (2004 to 2005). Previously, Mr. Ozsolak was Controller of certain mutual funds associated with CAM (2002 to 2004)
Steven Frank Born 1967 55 Water Street New York, NY 10004	Controller	Since 2005	Vice President of Legg Mason & Co. or its predecessors (since 2002); Controller of certain funds associated with Legg Mason & Co. (since 2005); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. (2001 to 2005)
Albert Laskaj Born 1977 55 Water Street New York, NY 10004	Controller	Since 2007	Controller of certain funds associated with Legg Mason & Co.; formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. (2005 to 2007); accounting manager of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2003 to 2005)

*	Each officer serves until his respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the officer took office for any funds in the Legg Mason Partners fund complex.

The officers of the funds receive no compensation from the funds, although they may be reimbursed by the funds for reasonable out-of-pocket travel expenses for attending Board Meetings.

The Board has three standing Committees: the Audit Committee, the Governance Committee and the Pricing Committee. The Audit Committee and Governance Committee are composed of all of the Independent Trustees. The Pricing Committee is composed of the Chairman of the Board and one Independent Trustee.

The Audit Committee oversees the scope of the funds’ audit, the funds’ accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board’s Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the funds, the qualifications and independence of the funds’ independent registered public accounting firm, and the funds’ compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the funds by the independent registered public accounting firm and all permissible non-

audit services provided by the funds’ independent registered public accounting firm to its manager and any affiliated service providers if the engagement relates directly to the funds’ operations and financial reporting.

The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

The Governance Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the Governance Committee may consider the following factors, among any others it may deem relevant:

•	whether or not the person is an “interested person,” as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

•	whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with fund management, the investment adviser, service providers or their affiliates;

•	whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

•	whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

•	the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person’s business and professional experience, education and such other factors as the committee may consider relevant;

•	the character and integrity of the person; and

•	whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Trust, as applicable.

The Pricing Committee is charged with determining the fair value prices for securities when required.

As indicated above, the Trust’s Board is recently elected and is newly constituted as the Board that oversees all of the equity-type funds in the fund complex. All members of the Board previously have served on Boards of Legg Mason Partners funds. The Board met four times during the funds’ last fiscal year. The Audit, Governance and Pricing Committees are recently established committees of this Board and met two, two and six times, respectively, during the funds’ last fiscal year.

The following table shows the amount of equity securities owned by the Trustees in the funds and other investment companies in the fund complex supervised by the Trustees as of December 31, 2007.

Aggregate Dollar
	Dollar Range			Range of Equity
	of Equity			Securities in
	Securities in			Registered Investment
	the Funds			Companies Overseen
Name of Trustee	85%	70%	50%	by Trustee

Independent Trustee
Paul R. Ades	None	None	None	Over $100,000
Andrew L. Breech	None	None	None	Over $100,000

Aggregate Dollar
	Dollar Range			Range of Equity
	of Equity			Securities in
	Securities in			Registered Investment
	the Funds			Companies Overseen
Name of Trustee	85%	70%	50%	by Trustee

Dwight B. Crane	None	None	None	Over $100,000
Robert M. Frayn, Jr.	None	None	None	Over $100,000
Frank G. Hubbard	None	None	None	Over $100,000
Howard J. Johnson	None	None	None	$50,001 - $100,000
David E. Maryatt	None	None	None	Over $100,000
Jerome H. Miller	None	None	None	Over $100,000
Ken Miller	None	None	None	$50,001 - $100,000
John J. Murphy	None	None	None	Over $100,000
Thomas F. Schlafly	None	None	None	Over $100,000
Jerry A. Viscione	None	None	None	Over $100,000
Interested Trustee
R. Jay Gerken	None	None	None	Over $100,000

85% - Legg Mason Partners Variable Lifestyle Allocation 85%

70% - Legg Mason Partners Variable Lifestyle Allocation 70%

50% - Legg Mason Partners Variable Lifestyle Allocation 50%

As of April 2, 2008, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the manager, subadviser or distributor of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the manager, subadviser or distributor of the funds.

Information regarding compensation paid by the funds to their Board is set forth below. The Independent Trustees receive a fee for each meeting of the funds’ Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an “interested person,” as defined in the 1940 Act, does not receive compensation from the funds for his service as Trustee, but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

The funds pay a pro rata share of the Trustee fees based upon asset size. Each fund currently pays each of the Independent Trustees its pro rata share of an annual fee of $100,000, plus $20,000 for each regularly scheduled Board meeting attended in person, and $1,000 for telephonic Board meetings in which that Trustee participates. The lead Independent Trustee will receive an additional $25,000 per year and the Chairs of the Audit Committee and Nominating Committee will receive an additional $15,000 per year.

Current Board

The current Trustees took office in April 2007. Information as to the compensation paid to the current Trustees by the fund complex for the calendar year ended December 31, 2007 and by the funds for the fiscal year ended January 31, 2008 is shown below.

					Total
					Compensation	Number of
	Aggregate Compensation			Total Pension or	from Fund	Portfolios in
	from the Funds			Retirement	Complex Paid	Fund
	for the Fiscal Year			Benefits Paid	to Trustee	Complex
	Ended 1/31/08			as Part of Fund	for Calendar	Overseen by
Name of Trustee	85%	70%	50%	Expenses	Year 12/31/07	Trustee

Independent Trustees
Paul R. Ades	$294	$439	$780	$0	$183,550	47
Andrew L. Breech	292	436	776	$0	$162,000	47

						Total
						Compensation	Number of
	Aggregate Compensation			Total Pension or		from Fund	Portfolios in
	from the Funds			Retirement		Complex Paid	Fund
	for the Fiscal Year			Benefits Paid		to Trustee	Complex
	Ended 1/31/08			as Part of Fund		for Calendar	Overseen by
Name of Trustee	85%	70%	50%	Expenses		Year 12/31/07	Trustee

Dwight B. Crane	337	502	892		(2)	$746,293	49
Robert M. Frayn, Jr.	292	436	776	$0		$136,000	47
Frank G. Hubbard	329	488	868	$0		$193,950	47
Howard J. Johnson	354	524	933	$0		$196,250	47
David E. Maryatt	294	439	780	$0		$140,139	47
Jerome H. Miller	292	436	776	$0		$171,950	47
Ken Miller	294	439	780	$0		$173,450	47
John J. Murphy	298	439	782	$0		$185,800	47
Thomas F. Schlafly	329	488	868	$0		$183,000	47
Jerry A. Viscione	294	439	780	$0		$137,000	47
Interested Trustee
R. Jay Gerken(1)	$0	$0	$0	$0		$0	137

85% - Legg Mason Partners Variable Lifestyle Allocation 85%

70% - Legg Mason Partners Variable Lifestyle Allocation 70%

50% - Legg Mason Partners Variable Lifestyle Allocation 50%

(1)	Mr. Gerken was not compensated for his services as a Trustee because of his affiliation with the manager.

(2)	Pursuant to a prior retirement plan, Mr. Crane received in a lump sum (calculated on a net present value basis), an aggregate benefit from the fund complex having a net present value equal to $444,643. A portion of this benefit payment is included, on a pro rata basis, in the aggregate compensation paid by the funds shown above. In addition, each fund no longer overseen by Mr. Crane has paid a pro rata share (based upon asset size) of the aggregate benefit to Mr. Crane. Legg Mason or its affiliates have agreed to reimburse these funds an amount equal to 50% of the aggregate benefit to Mr. Crane. Legg Mason or its affiliates have agreed to reimburse these funds an amount equal to 50% of the benefits paid to Mr. Crane.

Prior Board

Prior to April 2007, the Directors listed below served as the Board of Directors of the funds. The following table shows the compensation paid to each former Director of the funds for the fiscal year ended January 31, 2008 and the calendar year ended December 31, 2007 for service as a Director. None of the officers of the Trust received any compensation from the Trust for such period.

				Total Pension or
	Aggregate Compensation			Retirement
	from Funds for			Benefits Paid
	Fiscal Year Ended 1/31/08			as Part of Fund
Name of Director	85%	70%	50%	Expenses(2)

Independent Directors
Walter E. Auch	$2,818	$4,426	$7,576		(3)
H. John Ellis	$828.79	$1,321	$2,287		(3)
Armon E. Kamesar	$2,818	$4,426	$7,576		(3)
Stephen E. Kaufman	$2,838	$4,453	$7,618		(3)
John J. Murphy	$2,806	$4,414	$7,563	$0
Interested Director
R. Jay Gerken(1)	$131	$149	$189	$0

85% - Legg Mason Partners Variable Lifestyle Allocation 85%

70% - Legg Mason Partners Variable Lifestyle Allocation 70%

50% - Legg Mason Partners Variable Lifestyle Allocation 50%

(1)	Mr. Gerken was not compensated by the funds because of his affiliation with the manager.

(2)	During the fiscal year ended January 31, 2008, former Director Martin Brody received as retirement benefit or payment for his services as emeritus Director the amount of $291,047. Each fund paid its pro rata share (based on asset size) of this benefit.

(3)	Pursuant to prior retirement plans, the following former Directors are entitled to receive a total retirement benefit from the fund complex as follows: Mr. Auch, $138,531; Mr. Brody, $288,359; Mr. Ellis, $138,531; Mr. Kamesar, $138,531; and Mr. Kaufman, $425,147. A portion of these benefits that has been paid is included, on a pro rata basis, in the aggregate compensation paid by the funds shown above. In addition, each fund formerly overseen by these Directors has paid a pro rata share (based on asset size) of these benefits. Legg Mason or its affiliates have agreed to reimburse the funds an amount equal to 50% of these benefits.

As of April 2, 2008, Trustees and officers of the Trust owned in the aggregate less than 1% of the outstanding securities of the Trust.

As of April 2, 2008, the following persons owned of record 5% or more of the shares of any class of the funds.

		Percent
Fund	Shareholder	Ownership

Allocation 50%	METLIFE AND ANNUITY CO OF CT Attn Shareholder Accounting Department PO BOX 990027 Hartford, CT 06199-0027	67.5%

	METLIFE AND ANNUITY CO OF CONNECTICUT Attn Shareholder Accounting Department PO BOX 990027 Hartford, CT 06199-0027	15.9%

	ING USA ANNUITY & LIFE Insurance Company Attn Fund Accounting 1475 Dunwoody Drive West Chester, PA 19380	10.2%

Allocation 70%	METLIFE AND ANNUITY CO OF CT Attn Shareholder Accounting Department PO BOX 990027 Hartford, CT 06199-0027	67.5%

	ING USA ANNUITY & LIFE Insurance Company Attn Fund Accounting 1475 Dunwoody Drive West Chester, PA 19380	15.5%

	METLIFE AND ANNUITY CO OF CONNECTICUT Attn Shareholder Accounting Department PO BOX 990027 Hartford, CT 06199-0027	14.9%

		Percent
Fund	Shareholder	Ownership

Allocation 85%	METLIFE AND ANNUITY CO OF CT Attn Shareholder Accounting Department PO BOX 990027 Hartford, CT 06199-0027	53%

	METLIFE INVESTORS USA INS CO METLIFE INVESTORS USA SEPARATE ACCOUNT A 5 Park Plaza Suite 1900 Irvine, CA 92614-2549	25.2%

	ING USA ANNUITY & LIFE Insurance Company Attn Fund Accounting 1475 Dunwoody Drive West Chester, PA 19380	12%

	METLIFE AND ANNUITY CO OF CONNECTICUT Attn Shareholder Accounting Department PO BOX 990027 Hartford, CT 06199-0027	8.9%

INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

Each prospectus discusses the investment objectives of the portfolios and each of the underlying funds in which the portfolios may invest. In pursuing their investment objectives, each of the underlying funds is permitted to engage in a wide range of investment policies. Because the portfolios invest in the underlying funds, shareholders of each portfolio will be affected by these investment policies in direct proportion to the amount of assets each portfolio allocates to the underlying funds pursuing such policy. This section contains supplemental information concerning the types of securities and other instruments in which the underlying funds may invest (and repurchase agreements in which the portfolios and/or the underlying funds may invest), the investment policies and portfolio strategies the underlying funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the portfolios or the underlying funds will be achieved.

Principal Investment Strategies

In pursuing their investment objectives and policies, each of the underlying funds is permitted to engage in a wide-range of investment policies. Since the funds invest in the underlying funds, shareholders of each fund will be affected by these investment policies in direct proportion to the amount of assets each fund portfolio allocates to the underlying funds pursuing such policy. There can be no assurance that the respective investment objectives of the funds’ portfolios or the underlying funds will be achieved.

Each fund may also invest directly in the types of securities held by the underlying funds and certain other instruments. See “Why Invest in the Funds.”

Allocation 85%.  The investment objective of this fund is capital appreciation. The fund is a fund of funds. The fund’s assets are allocated among certain Legg Mason affiliated mutual funds, which are primarily equity funds. The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (all varieties of fixed-income securities, including lower-quality debt securities, those maturing in more than one year as well as all types of short-term and money market instruments). The fund’s target allocation is 85% in underlying funds that invest principally in equity securities and 15% in funds that invest principally in fixed-income securities.

Allocation 70%.  The investment objective of this fund is long-term growth of capital. The fund is a fund of funds. The fund’s assets are allocated among certain Legg Mason affiliated mutual funds, which are primarily equity funds. The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (all varieties of fixed-income securities, including lower-quality debt securities, those maturing in more than one year as well as all types of short-term and money market instruments). The fund’s target allocation is 70% in underlying funds that invest principally in equity securities and 30% in funds that invest principally in fixed-income securities.

Allocation 50%.  The investment objective of this fund is balance of growth of capital and income. The fund is a fund of funds. The fund’s assets are allocated among certain Legg Mason affiliated equity and fixed income funds. The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (all varieties of fixed-income securities, including lower-quality debt securities, those maturing in more than one year as well as all types of short-term and money market instruments). The fund’s target allocation is 50% in underlying funds that invest principally in equity securities and 50% in funds that invest principally in fixed-income securities.

Additional Information

The funds’ principal investment strategies are described above. The following provides additional information about these principal strategies and describes other investment strategies that may be used by the funds.

Because the funds invest primarily in the underlying funds, rather than directly in securities or other investments, the strategies or risks below are described by reference to the underlying funds. However, to the extent that the funds invest directly in securities and other instruments, the strategies and risks described below are also directly applicable to the funds.

Equity Securities

Common Stocks.  Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock.  Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Foreign Investments.  The portfolios will each invest in certain underlying funds that invest all or a portion of their assets in securities of non-U.S. issuers. Foreign investments include non-U.S. dollar denominated securities traded outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as American Depository Receipts). Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Because certain underlying funds will be investing in securities denominated in currencies other than the U.S. dollar, and because certain underlying funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of an underlying fund’s assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by an underlying fund.

The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

Foreign securities held by an underlying fund generally will not be registered with, nor the issuers thereof subject to reporting requirements of, the Securities and Exchange Commission (“SEC”). Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or U.S. government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Certain underlying funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

The interest and dividends payable on an underlying fund’s foreign securities may be subject to foreign withholding taxes and the general effect of these taxes will be to reduce the underlying fund’s income. Additionally, the operating expenses of an underlying fund that invests in foreign securities can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the underlying fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are generally higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the underlying fund or a portfolio investing in such fund.

Each of the funds, through its investment in certain of the underlying funds or directly, may invest in securities of emerging markets. The risks of investing in foreign securities are heightened for investments in emerging markets and securities of their governments.

American, European and Continental Depositary Receipts.  Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs are designed for use in European securities markets.

For purposes of a portfolio’s investment policies, depositary receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depositary receipt representing ownership in common stock will be treated as common stock.

Warrants.  A warrant entitles an underlying fund to purchase common stock from the issuer at a specified price and time. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by an underlying fund in units or attached to securities may be deemed to be without value.

Fixed-Income Securities

General.  Fixed-income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the underlying funds. The market value of the fixed-income obligations in which the underlying funds may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody’s Investors Service (“Moody’s”) (Aaa or Aa) or Standard & Poor’s, a division of The McGraw Hill Companies, Inc. (“S&P”), (AAA or AA) or determined by the underlying fund’s adviser to be of comparable quality. High grade securities are those rated in the three highest categories by Moody’s (Aaa, Aa or A) or S&P

(AAA, AA or A) or determined by the underlying fund’s adviser to be of comparable quality. Investment-grade securities are those rated in the four highest categories by Moody’s (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB). Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make timely principal and interest payments than is the case with higher grade securities.

High Yield Securities.  Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in securities rated below investment grade; that is, rated below Baa by Moody’s or BBB by S&P, or determined by the underlying fund’s adviser to be of comparable quality. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as “junk bonds.” Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See Appendix A for additional information on the bond ratings of Moody’s and S&P.

Convertible Securities.  Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less risk than the issuer’s common stock.

Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, such as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Convertible securities typically have lower ratings than similar nonconvertible securities because of the subordination feature.

Money Market Instruments.  Money market instruments include: U.S. government securities; certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

U.S. Government Securities.  U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include not only direct obligations of the U.S. Treasury (e.g., Treasury Bills, Treasury Notes and Treasury Bonds), but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”), are mortgage-related securities. Some of the instruments issued by agencies and instrumentalities of the U.S. are supported by the full faith and credit of the U.S. government (such as certificates issued by GNMA); some are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and some are supported solely by the credit of the instrumentality or agency (such as FNMA and FHLMC bonds). Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a portfolio or an underlying fund will invest in obligations issued by such an instrumentality only if its investment adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio or the underlying fund, as the case may be.

Mortgage-Related Securities.  Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the U.S. government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, certain of the underlying funds, consistent with their investment objective and policies, may consider making investments in such new types of securities.

The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Foreign Government Securities.  Among the foreign government securities in which each of the funds may invest, through its investment in certain of the underlying funds or directly, are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

Brady Bonds.  Each of the portfolios, through its investment in certain of the underlying funds or directly, may invest in Brady Bonds, which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms including liberalization of trade and foreign investment, privatization of state-owned enterprises and establishing targets for public spending and borrowing.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds.

Bank Obligations.  Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an underlying fund, depending upon the principal amount of CDs of each held by the underlying fund) and are subject to Federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

Commercial Paper.  Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the underlying funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Ratings as Investment Criteria.  In general, the ratings of nationally recognized statistical rating organizations (“NRSROs”) represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the underlying funds as initial criteria for the selection of portfolio securities, but the underlying funds also will rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by a fund or an underlying fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a fund, but the fund’s subadviser or the adviser of an underlying fund will consider such events in its determination of whether such fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in the NRSROs or their rating systems, or due to a corporate reorganization, a fund or an underlying fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective(s) and policies.

Investment Practices

In attempting to achieve its investment objective, an underlying fund and/or a fund may employ, among others, the following portfolio strategies.

Repurchase Agreements.  Certain of the underlying funds, and each of the portfolios, may enter into repurchase agreements. In a repurchase agreement, a fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The custodian of the underlying fund or fund portfolio will have custody of, and will hold in a segregated account, securities acquired by the underlying fund or fund portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by a fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the underlying fund’s or fund portfolio’s ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the underlying fund or fund portfolio will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the underlying fund or fund portfolio may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

Pursuant to an exemptive order issued by the SEC, the portfolios and the underlying funds, along with other affiliated entities managed by LMPFA, or its affiliates, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the fund’s entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

When-issued Securities and Delayed-delivery Transactions.  To secure an advantageous price or yield, each of the funds, through its investment in certain of the underlying funds or directly, may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a fund or an underlying fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a fund or an underlying fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

Fixed-income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public’s perception of the creditworthiness of the issuers. In general, fixed-income government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of fixed-income securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase by a fund or an underlying fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the fund consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the fund involved. On the settlement date, a fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund’s payment obligations).

Lending of Portfolio Securities.  Certain of the underlying funds have the ability to lend portfolio securities to brokers, dealers and other financial organizations. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities.

By lending its securities, an underlying fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the fund must terminate the loan and regain the right to vote the securities. Payments received by a fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of the fund’s dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains. See “Taxes”. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each underlying fund’s investment adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

Short Sales.  Each of the portfolios, through its investment in certain of the underlying funds, may from time to time sell securities short. A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in the market price of that security. To effect a short sale, the fund arranges through a broker to borrow the security it does not own to be delivered to a buyer of such security. In borrowing the security to be delivered to the buyer, the fund will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. A short sale results in a gain when the price of the securities sold short declines between the date of the short sale and the date on which a security is purchased to replace the borrowed security. Conversely, a short sale will result in a loss if the price of the security sold short increases. Short selling is a technique that may be considered speculative and involves risk beyond the amount of money used to secure each transaction.

When a fund makes a short sale, the broker effecting the short sale typically holds the proceeds as part of the collateral securing the fund’s obligation to cover the short position. The fund may use securities it owns to meet such collateral obligations. Generally, the fund may not keep, and must return to the lender, any dividends or interest that accrue on the borrowed security during the period of the loan. Depending on the arrangements with a broker or the custodian, the fund may or may not receive any payments (including interest) on collateral it designates as security for the broker.

In addition, until the fund closes its short position or replaces the borrowed security, the fund, pursuant to the 1940 Act, will designate liquid assets it owns (other than short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short. The amount segregated in this manner will be increased or decreased each business day (called marked-to-the-market) in an amount equal to the changes in the market value of the fund’s obligation to purchase the security sold short. This may limit the fund’s investment flexibility as well as its ability to meet redemption requests or other current obligations.

The fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the fund purchases a security to replace the borrowed security. On the other hand, the fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

Short Sales Against the Box.  Each of the portfolios, through its investment in certain of the underlying funds, may enter into short sales “against the box.” A fund may enter into a short sale of common stock such that when the short position is open the fund owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as “against the box,” will be entered into by a fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the fund delivers the convertible securities to close out its short position. Although prior to delivery the fund will have to pay an amount equal to any dividends paid on the common stock sold short, the fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The fund will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Restricted Securities.  Each of the portfolios, through its investment in certain of the underlying funds and directly, may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

Reverse Repurchase Agreements.  Each of the portfolios, through its investment in certain underlying funds, may enter into reverse repurchase agreements with banks or broker-dealers. A reverse repurchase agreement involves the sale of a money market instrument held by an underlying fund coupled with an agreement by the underlying fund to repurchase the instrument at a stated price, date and interest payment. The fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

An underlying fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. Entry into such agreements requires the creation and maintenance of a segregated account with the fund’s custodian consisting of U.S. government securities, cash or cash equivalents. The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price. A fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

Leveraging.  Each of the portfolios, through its investment in certain of the underlying funds, may from time to time leverage their investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the fund’s asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.

Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the underlying fund’s shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the fund’s shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate an underlying fund’s net investment income in any given period.

Mortgage Dollar Rolls.  Each of the portfolios, through its investment in certain of the underlying funds, may enter into mortgage dollar rolls. A fund may enter into dollar rolls in which the fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the fund forgoes interest paid on the securities. The fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The funds execute mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where a fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The obligation to repurchase securities on a specified future date involves the risk that the market value of the securities the fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy, becomes insolvent or defaults on its obligations, the fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund’s obligation to repurchase the securities. Dollar roll transactions may result in a form of leverage that increases the fund’s sensitivity to interest rate changes and may increase the overall risk of investing in the fund.

Derivative Transactions

Derivative transactions, including the options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the adviser to the underlying fund applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the underlying fund’s return. Further losses could also be experienced if the options and futures positions held by an underlying fund were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Each of the portfolios, through its investment in certain of the underlying funds, may enter into stock index, interest rate and currency futures contracts (or options thereon, including swaps, caps, collars and floors). Certain underlying funds may also purchase and sell call and put options, futures and options contracts.

Options on Securities.  Each of the portfolios, through its investment in certain of the underlying funds and directly, may engage in transactions in options on securities, which, depending on the fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

The Commodity Futures Trading Commission (“CFTC”) eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. Each underlying fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, an underlying fund is no longer restricted in its ability to enter into futures transactions and options thereon under CFTC regulations. The underlying funds, however, continue to have policies with respect to futures and options thereon as set forth below. The current view of the staff of the SEC is that a fund’s long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the fund’s custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Certain underlying funds, however, may engage in options transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by an underlying fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively. An underlying fund with option-writing authority may write (a) in-the-money call options when its investment adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of an underlying fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. A fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an underlying fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) or similar foreign clearing corporation and of the securities exchange on which the option is written.

Certain underlying funds may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, “spread” options, “knock-out” options, “knock-in” options and “average rate” or “look-back” options. “Spread” options are dependent upon the difference between the price of two securities or futures contracts, “knock-out” options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, “knock-in” options only have value if the price of the underlying asset reaches a trigger level and, “average rate” or “look-back” options are options where, at expiration, the option’s strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Certain underlying funds with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.

An underlying fund may realize a profit or loss upon entering into a closing transaction. In cases in which a fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a fund has purchased an option and engages in a closing sale transaction, whether the fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the fund initially paid for the original option plus the related transaction costs.

Although an underlying fund generally will purchase or write only those options for which its adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the underlying funds with authority to engage in options transactions and other clients of their respective advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by an underlying fund that are deemed covered by virtue of the fund’s holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, an underlying fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. government securities for which an underlying fund may write covered call options. If a fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options.  Each of the portfolios, through its investment in certain of the underlying funds, may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging their portfolio holdings. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor’s 100.

Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indexes will be subject to its adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

An underlying fund will engage in stock index options transactions only when determined by its adviser to be consistent with the fund’s efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

Currency Transactions.  Each of the portfolios, through its investment in certain of the underlying funds, may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An underlying fund that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a fund may sell the U.S. dollar forward when it holds bonds denominated in

U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund may purchase a currency forward to “lock in” the price of securities denominated in that currency which it anticipates purchasing.

Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the fund generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that certain underlying funds may utilize forward currency contracts denominated in the euro to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Union. If a fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the fund cash or readily marketable securities in an amount equal to the value of the fund’s total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

At or before the maturity of a forward contract, a fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to a fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Options.  Each of the portfolios, through its investment in certain of the underlying funds, may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency when the option expires.

An underlying fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a fund’s securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities that it holds, the fund may purchase put options on the foreign currency. If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options that would require it to forgo a portion or all of the benefits of advantageous changes in the rates.

Futures Contracts.  The purpose of the acquisition or sale of a futures contract by a fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a fund, an increase in the value of the futures contracts could only mitigate-but not totally offset-the decline in the value of the fund.

Each of the portfolios, through its investment in certain of the underlying funds or directly, may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the fund and not for purposes of speculation. The ability of the underlying funds to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company.

No consideration is paid or received by a fund upon entering into a futures contract. Initially, an underlying fund will be required to deposit with its custodian an amount of cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a fund may elect to close the position by taking an opposite position, which will operate to terminate the fund’s existing position in the contract.

Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by an underlying fund is subject to the ability of its adviser to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

There is no assurance that an active market will exist for futures contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If an underlying fund has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the fund has anticipated, the fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

Options on Futures Contracts.  An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a fund investing in the options.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a fund’s adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

Foreign Commodity Exchanges.  Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless an underlying fund trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the fund could incur losses as a result of those changes.

Swap Agreements.  Among the hedging transactions into which certain underlying funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate floor.

Certain underlying funds may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a fund is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the fund believe such obligations do not constitute senior securities and accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with its custodian. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

Credit Default Swaps.  Credit default swap contracts involve special risks and may result in losses to the Fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the Fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

ADDITIONAL RISK FACTORS

Investment in Other Mutual Funds.  The investments of each portfolio are concentrated in underlying funds, so each portfolio’s investment performance is directly related to the investment performance of the underlying funds held by it. The ability of each portfolio to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by LMPFA. There can be no assurance that the investment objective of any portfolio or any underlying fund will be achieved. The portfolios will invest only in classes of shares of the underlying funds that are offered only to institutional and other eligible investors, such as the portfolios, at net asset value and, accordingly, will not pay any sales loads or 12b-1 service or distribution fees in connection with their investments in shares of the underlying funds. The portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying Legg Mason affiliated funds that are applicable to the class of shares owned by the portfolio. The investment returns of each portfolio, therefore, will be net of the expenses of the underlying funds in which it is invested.

When a fund redeems shares from an underlying fund, the underlying fund, under certain circumstances, may choose to pay the fund’s net redemption proceeds with an in-kind distribution of a portion of the underlying fund’s securities rather than in cash. If the fund does not want to invest in such securities directly, it will liquidate such securities as soon as practicable. The liquidation of securities may cause a fund to incur brokerage or other transaction costs. In addition, there can be no assurance that when a fund sells these securities, it would receive the value attributed to the securities by the underlying fund.

In addition to its investments in underlying funds, each fund may invest in shares of a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“Exchange Traded Funds”). Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. As with other investments in shares of mutual funds, a fund holding shares of an Exchange Traded Fund will bear its pro rata portion of the Exchange Traded Funds’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund’s own operations.

Non-Diversified Portfolios.  Each portfolio and certain of the underlying funds are classified as non-diversified investment companies under the 1940 Act. Since, as a non-diversified investment company, each such fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, each such fund may be subject to greater risk with respect to its individual portfolio than a fund that is more broadly diversified.

Securities of Unseasoned Issuers.  Securities in which each portfolio, through its investment in certain of the underlying funds or directly, may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

Floating and Variable Rate Income Securities.  Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Zero Coupon, Discount and Payment-in-Kind Securities.  Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities.  Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by an underlying fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the fund will recognize a capital loss if it holds such securities to maturity.

Yankee Bonds.  Yankee bonds are U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers. As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Sovereign Debt Obligations.  Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repaying of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

Brady Bonds.  A significant amount of the Brady Bonds that the underlying funds may purchase have no or limited collateralization, and an underlying fund will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the underlying funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect an underlying fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Restrictions on Foreign Investment.  Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in an underlying fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause such fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

Mortgage-Related Securities.  To the extent that an underlying fund purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the underlying fund’s principal investment to the extent of the premium paid. The underlying fund’s yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

Non-Publicly Traded and Illiquid Securities.  The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, an underlying fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the fund’s subadviser believes it desirable to do so. Investments by an underlying fund in illiquid securities are subject to the risk that should the fund desire to sell any of these securities when a ready buyer is not available at a price that the fund’s subadviser deems representative of its value, the value of the underlying fund’s net assets could be adversely affected.

High Yield Securities.  An underlying fund may invest in high yield, below investment grade securities, commonly known as “junk bonds.” Investments in high yield securities are subject to special risks, including a greater risk of loss of principal and nonpayment of interest. An investor should carefully consider the following factors before investing in these funds.

Generally, high yield, below investment grade securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Below investment grade securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by an underlying fund, with a commensurate effect on the value of the underlying fund’s shares.

The markets in which below investment grade securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for an underlying fund to purchase and also may restrict the ability of an underlying fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of high yield securities to repay principal and pay interest thereon.

While the market values of below investment grade securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, below investment grade securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of below investment grade securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities and comparable nonrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An underlying fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Short Sales.  Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. Whenever an underlying fund sells short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, an underlying fund may purchase call options to buy securities sold short by the underlying fund. Such options would lock in a future price and protect the underlying fund in case of an unanticipated increase in the price of a security sold short by the fund.

Repurchase Agreements.  Repurchase agreements, as utilized by an underlying fund or a portfolio could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of an underlying fund or a portfolio to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which an underlying fund or a portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

Reverse Repurchase Agreements.  Certain of the underlying funds may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the underlying fund may decline below the repurchase price of the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer, or its trustee or receiver, may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities, and the fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Lending of Portfolio Securities.  The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays or restrictions upon the ability to receive additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the adviser to the underlying fund to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

When-Issued Securities and Delayed-Delivery Transactions.  The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

Leverage.  Certain of the underlying funds may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of an underlying fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a fund’s shares and in a fund’s yield. Although the principal or stated value of such borrowings will be fixed, the fund’s assets may change in value during the time the borrowing is outstanding. Leverage will create interest expenses for the fund that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest the fund will have to pay in respect thereof, the fund’s net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the underlying fund.

Indexed Securities.  Certain of the underlying funds may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

Forward Roll Transactions.  Forward roll transactions involve the risk that the market value of the securities sold by an underlying fund may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide an underlying fund with the opportunity for higher income, this leveraging practice will increase a fund’s exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a fund’s net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a fund’s net asset value per share to decrease faster than would otherwise be the case.

Swap Agreements.  As one way of managing its exposure to different types of investments, certain of the underlying funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a fund’s performance. Swap agreements are subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

INVESTMENT POLICIES

The portfolios have adopted the following fundamental and non-fundamental investment policies for the protection of shareholders. Fundamental investment policies may not be changed without the vote of a majority of the outstanding voting securities of the portfolio, defined under the 1940 Act as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the voting power of the portfolio are present or represented by proxy, or (b) more than 50% of the voting power of the portfolio.

If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Fundamental Investment Policies

Each portfolio’s fundamental policies are as follows:

1. The portfolio may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2. The portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3. The portfolio may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4. The portfolio may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5. The portfolio may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6. The portfolio may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires the fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings and thus subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. Currently no portfolio contemplates borrowing money for leverage, but if a portfolio does so, it will not likely do so to a substantial degree. The policy in (1) above will be interpreted to permit a portfolio to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A portfolio engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a portfolio investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a portfolio to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the portfolio may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-

third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a portfolio, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the portfolio’s manager or a sub-adviser believes the income justifies the attendant risks. The portfolio also will be permitted by this policy to make loans of money, including to other funds. A portfolio would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent a portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a fund’s purchases of illiquid securities to 15% of net assets. The policy in (5) above will be interpreted not to prevent a portfolio from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a fund’s purchases of illiquid securities to 15% of net assets. If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in exchange traded funds that invest in physical and/or financial commodities.

The funds’ fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

Non-Fundamental Investment Policies

Under the non-fundamental investment policies adopted by the portfolios, the portfolios may not:

1. Purchase securities on margin.

2. Make short sales of securities or maintain a short position.

3. Pledge, hypothecate, mortgage or otherwise encumber more than 33 1/3% of the value of a portfolio’s total assets.

4. Invest in oil, gas or other mineral exploration or development programs.

5. Write or sell straddles, spreads or combinations thereof.

6. Purchase restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable.

7. Purchase any security if as a result the portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years (except for underlying funds).

8. Make investments for the purpose of exercising control or management.

9. Purchase or retain securities of any company if, to the knowledge of the Trust, any officer or Trustee of the Trust or officer or director of LMPFA individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

Notwithstanding the foregoing investment restrictions, the underlying funds in which the portfolios invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a portfolio to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above. The investment restrictions of an underlying fund are located in its SAI.

Under Section 12d(l)(g) of the 1940 Act, each portfolio may invest substantially all of its assets in the underlying funds.

Due to their investment objectives and policies, the portfolios will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the portfolios’ investment programs set forth in the prospectuses, each of the portfolios may invest more than 25% of its assets in certain underlying funds. However, each of the underlying funds in which each portfolio will invest (other than Western Asset Money Market Fund) will not concentrate more than 25% of its total assets in any one industry. Western Asset Money Market Fund will invest at least 25% of its assets in obligations issued by banks.

Non-Diversified Status

The portfolios are currently classified as non-diversified under the 1940 Act. A diversified fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. A non-diversified fund is not subject to these limitations. Therefore, as a non-diversified fund, a portfolio can invest a greater portion of its assets in a single issuer or a limited number of issuers than may a diversified fund. In this regard, the portfolios are subject to greater risk than diversified funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

For funds in the Legg Mason Partners family of funds, each fund’s board of trustees has adopted policies and procedures developed by LMPFA with respect to the disclosure of the funds’ portfolio securities and any ongoing arrangements to make available information about each fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about any fund’s portfolio holdings is in the best interests of such fund’s shareholders, and that any conflicts of interest between the interests of the fund’s shareholders and those of LMPFA, the funds’ distributor or their affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund’s portfolio holdings may not be shared with non-Legg Mason employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

LMPFA’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end. LMPFA believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

Under the policy, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-Legg Mason employees with simultaneous public disclosure at least 25 days after calendar quarter end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a Legg Mason or the funds’ Internet site that is accessible by the public, or through public release by a third party vendor.

The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1. A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2. A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5. A fund’s sector weightings, performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6. A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its Independent Trustees and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Under the policy, if information about a fund’s portfolio holdings is released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, nor Legg Mason nor any other affiliated person may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by a fund’s board of trustees. The release of portfolio holdings other than in ongoing arrangements is subject to a written agreement which requires the recipient to keep the information confidential and to use the information only for the purposes specified in the agreement. The approval of a fund’s Chief Compliance Officer, or designee, must be obtained prior to release of the information other than in an ongoing arrangement.

The approval of a fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with LMPFA’s legal department, as necessary. Exceptions to the policies are reported annually to the Fund’s Board.

Currently, the funds disclose their complete portfolio holdings approximately 25 days after calendar quarter-end on Legg Mason’s website, http://www.leggmason.com/individualinvestors.

Set forth below is a list, as of August 31, 2007, of those parties with whom LMPFA, on behalf of the Funds, has authorized ongoing arrangements that include the release of portfolio holdings information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination

State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None
Institutional Shareholder Services (Proxy voting services)	As necessary	None
Bloomberg	Quarterly	25 Days after Quarter End
Lipper	Quarterly	25 Days after Quarter End
S&P	Quarterly	25 Days after Quarter End
Morningstar	Quarterly	25 Days after Quarter End
Vestek	Daily	None
Factset	Daily	None
The Bank of New York	Daily	None
Thomson	Semi-annually	None
Dataware	Daily	None
ITG	Daily	None

Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay Before Dissemination

Baseline	Daily	None
Frank Russell	Monthly	1 Day
Callan	Quarterly	25 Days after Quarter End
Mercer	Quarterly	25 Days after Quarter End
eVestment Alliance	Quarterly	25 Days after Quarter End
CRA RogersCasey	Quarterly	25 Days after Quarter End
Cambridge Associates	Quarterly	25 Days after Quarter End
Marco Consulting	Quarterly	25 Days after Quarter End
Wilshire	Quarterly	25 Days after Quarter End
Informa Investment Services (Efron)	Quarterly	25 Days after Quarter End
CheckFree (Mobius)	Quarterly	25 Days after Quarter End
Nelsons Information	Quarterly	25 Days after Quarter End
Investor Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly (Calendar)	Sent 1-3 business days after Quarter End
Elkins/McSherry	Quarterly (Calendar)	Sent 1-3 business days after Quarter End
Quantitative Services Group	Daily	None
AMBAC	Daily	None
Deutsche Bank	Monthly	6-8 business days
Fitch	Monthly	6-8 business days
Liberty Hampshire	Weekly and Month End	None
Sun Trust	Weekly and Month End	None
New England Pension Consultants	Quarterly	25 Days after Quarter End
Evaluation Associates	Quarterly	25 Days after Quarter End
Watson Wyatt	Quarterly	25 Days after Quarter End
S&P (Rating Agency)	Weekly Tuesday Night	1 business day
Moody’s (Rating Agency)	Monthly	6-8 business days
Electra Information Systems	Daily	None
SunGard	Daily	None

PORTFOLIO TURNOVER

The funds’ portfolio turnover rates were higher during the fiscal year ended January 31, 2007 due to the changes in underlying funds. Under certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the underlying funds in response to market conditions, and (c) maintain or modify the allocation of its assets between equity and fixed income funds and among the underlying funds within the percentage limits described in the prospectus.

The portfolio turnover for the fiscal years ended January 31, 2007 and 2008 for each fund or predecessor fund as applicable is contained in the following table:

	Fiscal Year	Fiscal Year
Name of Portfolio	Ended 01/31/07	Ended 01/31/08

Allocation 85%	108%	19%
Allocation 70%	123%	15%
Allocation 50%	96%	15%

The turnover rates of the underlying funds ranged from 0% to 449% during their most recent fiscal years. The underlying funds have do not limit their portfolio turnover rate should the adviser deem it advisable to purchase or sell securities. Higher turnover rates may result in higher expenses being incurred by the underlying funds.

PURCHASE OF SHARES

The portfolios offers shares on a continuous basis. Shares of the portfolios can be acquired only by buying a contract from an insurance company and directing the allocation of part or all of the net purchase payment to one or more subaccounts (the “Subaccounts”), each of which invests in a portfolio as permitted under the contract prospectus. Investors should read this SAI and the prospectuses for the portfolios, each dated April 28, 2008, along with the contract prospectus.

Sales Charges and Surrender Charges

The portfolios do not assess any sales charges, either when they sell or when they redeem shares of a portfolio. Surrender charges may be assessed under the contract, as described in the contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.

REDEMPTION OF SHARES

The portfolios will redeem their shares presented by the Subaccounts, its sole shareholders, for redemption. The Subaccounts’ policy on when or whether to buy or redeem portfolio shares is described in the contract prospectus.

Payment upon redemption of shares of a portfolio is normally made within three days of receipt of such request. The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange (“NYSE”) is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the portfolio’s investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC by order may permit for the protection of the portfolio’s shareholders. The Service Agent may charge you a fee for executing your order. The amount and applicability of such a fee is determined and disclosed to its customers by each service agent.

In the event the redemption of shares of a portfolio is suspended or postponed, the Board may make a deduction from the value of the assets of the portfolio to cover the cost of future liquidations of assets so as to distribute fairly these costs among all owners of the contract.

TAXES

The following is a summary of certain material U.S. federal income tax considerations that may affect the portfolios and their shareholders. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the portfolios or to all categories of investors, some of which may be subject to special tax rules. Current and prospective investors are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a portfolio. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Tax Treatment of the Portfolios

Each portfolio will be treated as a separate taxpayer for U.S. federal income tax purposes with the result that: (a) each portfolio must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a portfolio-by-portfolio (rather than on a fund-wide) basis.

Each portfolio intends to qualify separately each taxable year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”). To so qualify, each portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the portfolio’s taxable year, (i) at least 50% of the market value of the portfolio’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the portfolio and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

Underlying fund investments in partnerships, including in qualified publicly traded partnerships, may result in an underlying fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, a portfolio will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided the portfolio satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a portfolio must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A portfolio will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

In addition, each portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the separate accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days of such last day no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. In certain circumstances, each separate account will “look-through” its investment in qualifying regulated investment companies, partnerships or trusts and include its pro rata share of the investment companies’ investments in determining if it satisfies the diversification rule of Section 817(h). An alternative asset diversification test may be satisfied under certain circumstances.

The Code imposes a 4% nondeductible excise tax on a portfolio to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

Each portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareholders (i.e., the separate accounts). Such distributions are automatically reinvested in additional shares of that portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the U.S. federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

If, in any taxable year, a portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the portfolio in computing its taxable income. If a portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, that portfolio may be required to recognize any net built-in gains with respect to certain assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to certain assets of the portfolio if it had been liquidated) if it qualifies as a regulated investment company in a subsequent year. Further, if a portfolio should fail to qualify as a regulated investment company, such portfolio would be considered as a single investment, which may result in contracts invested in that portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the variable contract would be taxed currently to the holder, and the contract would remain subject to taxation as ordinary income thereafter, even if it became adequately diversified.

Distributions of an underlying fund’s investment company taxable income including short-term capital gains are taxable as dividend income to a portfolio that invests in the fund. Distributions of the excess of an underlying fund’s net long-term capital gain over its net short-term capital loss, which are properly designated as “capital gain dividends,” are taxable as long-term capital gain to a portfolio that invests in the fund, regardless of how long the portfolio has held the fund’s shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a portfolio of shares of any underlying fund, a portfolio generally will realize a capital gain or loss, which will be long-term or short-term, generally depending upon the portfolio’s holding period for the shares. Certain tax rules may cause such sales or dispositions to be recharacterized as dividends by the underlying funds. Due to the substantial ownership of each portfolio’s shares by insurance companies, the portfolios may be limited in their ability to recognize losses realized on redemptions from the underlying funds.

During the taxable year ended January 31, 2008, Allocation 85% utilized $4,104,268, Allocation 70% utilized [$6,521,742] and Allocation 50% utilized $1,156,413, of each of their respective capital loss carryover available from prior years. As of January 31, 2008, the funds had the following net capital loss carryforwards remaining:

Year of Expiration	Allocation 85%	Allocation 70%	Allocation 50%

1/31/2011	$(1,102,933)	—	—
1/31/2012	(14,280,412)	$(12,404,012)	—
1/31/2013	(3,119,343)	(10,439,486)	—
1/31/2014	(1,280,698)	(3,049,716)	—

	$(19,783,386)	$(25,893,214)	$—

These amounts will be available to offset any future taxable capital gains, subject to an annual limitation of $4,104,268 for Allocation 85% and $6,521,742 for Allocation 70% resulting from an ownership change the funds experienced in a prior year.

Tax Treatment of the Underlying Funds

Each underlying fund intends to qualify annually as a regulated investment company under Subchapter M of the Code. In any year in which an underlying fund qualifies as a regulated investment company and timely distributes all of its taxable income, the underlying fund generally will not pay any U.S. federal income or excise tax. The underlying funds are subject to the same asset diversification and income distribution requirements applicable to the portfolios.

An underlying fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by such underlying fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to such underlying fund and defer underlying fund losses. These rules could therefore affect the character, amount and timing of distributions to the portfolios and thus to the shareholders. These provisions also (a) will require an underlying fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the underlying fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each underlying fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the underlying fund as a regulated investment company.

An underlying fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by an underlying fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the portfolio’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such underlying fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by such underlying fund.

As a result of entering into swap contracts, an underlying fund may make or receive periodic net payments. An underlying fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the fund has been a party to the swap for more than one year). With respect to certain types of swaps, an underlying fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

An underlying fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market, constructive sale or rules applicable to PFICs (as defined below) or partnerships or trusts in which the underlying fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the underlying fund’s investments (including depository receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. An underlying fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

In general, gain or loss on a short sale is recognized when an underlying fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in an underlying fund’s hands. Except with respect to certain situations where the property used by an underlying fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by an underlying fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by an underlying fund for more than one year. In general, an underlying fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Dividends or other income (including, in some cases, capital gains) received by an underlying fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Foreign taxes paid by an underlying fund will reduce the return from the underlying fund’s investments. If more than 50% of the value of an underlying fund’s assets at the close of any taxable year consists of stocks or securities of foreign corporations, that underlying fund may elect to treat certain foreign taxes paid by it as paid by the portfolios that own its shares. Such a portfolio would then be required to include its proportionate share of the electing fund’s foreign income and related foreign taxes in income even if the shareholder does not receive the amount representing foreign taxes. Each of the portfolios may invest in some underlying funds that expect to be eligible to make the above-described election. While a portfolio will be able to deduct the foreign taxes that it will be treated as receiving if the election is made, the portfolio will not itself be able to elect to treat its foreign taxes as paid by its shareholders. Accordingly, the shareholders of the portfolios will not have the option of claiming a foreign tax credit or deduction for foreign taxes paid by the underlying funds, while persons who invest directly in such underlying funds may have that option.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time an underlying fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the underlying fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the underlying fund were to elect otherwise.

If an underlying fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the underlying fund in respect of deferred taxes arising from such distributions or gains.

If any underlying fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such underlying fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the underlying fund, and such amount would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, an underlying fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, an underlying fund may make a mark-to-market election that will result in the underlying fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the underlying fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the underlying fund and, once made, would be effective for all subsequent taxable years of the underlying fund, unless revoked with the consent of the Internal Revenue Service. By making the election, such underlying fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The underlying fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Each underlying fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Variable Contracts and Plans

Because shares of a portfolio may only be purchased through Variable Contracts and Plans, it is anticipated that dividends and distributions will be exempt from current taxation if left to accumulate within the Variable Contracts or Plans. For information regarding the tax treatment of distributions from the Variable Contracts and Plans, please see the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors.

A portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a portfolio were to sell its shares to other categories of shareholders, the portfolio may fail to comply with applicable Treasury requirements regarding investor control. If a portfolio should fail to comply with the investor control requirements, the contract owner would be treated as the owner of the shares and the contracts invested in the portfolio would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the holders and would remain subject to taxation as ordinary income thereafter.

The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the portfolios. Current and prospective investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the portfolios.

VALUATION OF SHARES

The net asset value of each portfolio’s shares will be determined on any day that the NYSE is open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Please see the prospectuses for a description of the procedures used by each portfolio in valuing its assets.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager

LMPFA serves as investment manager to each portfolio pursuant to an investment management agreement (the “Management Agreement”) with the Trust on behalf of each portfolio. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, is an investment adviser formed to serve as the investment manager of the portfolios and certain other Legg Mason-sponsored funds. LMPFA is a wholly-owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of December 31, 2007, Legg Mason’s asset management operation had aggregate assets under management of approximately $998 billion.

Under each Management Agreement, subject to the supervision and direction of the Board, the manager is delegated the responsibility of managing the portfolios in accordance with their stated investment objectives and policies, making investment decisions for the portfolios and placing orders to purchase and sell securities. The manager also performs administrative and management services necessary for the operation of the portfolios, such as (i) supervising the overall administration of the portfolios, including negotiation of contracts and fees with and the monitoring of performance and billings of the portfolios transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (ii) providing certain compliance, fund accounting, regulatory reporting, and tax reporting services; (iii) preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; (iv) maintaining the portfolios’ existence and (v) maintaining the registration and qualification of the funds’ shares under federal and state laws.

Each Management Agreement will continue in effect from year to year provided such continuance is specifically approved at least annually (a) by the funds’ Board or by a majority of the outstanding voting securities of the funds (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. Each Management Agreement provides that the manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days’ nor less than 30 days’ written notice by the funds when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the funds (as defined in the 1940 Act) or by a vote of a majority of the funds’ Board Members, or by the manager on not less than 90 days’ written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither the manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the funds, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

LMPFA will (i) maintain office facilities for the portfolios, (ii) furnish the portfolios with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the fund and the portfolios, (iii) prepare reports to each portfolio’s shareholders and (iv) prepare tax returns, reports to and filings with the SEC and state Blue Sky authorities. LMPFA will bear all of the expenses of its employees and overhead in connection with its duties under each Management Agreement.

No fee is charged under any Management Agreement. Prior to December 1, 2007, each portfolio paid LMPFA out of its assets a monthly fee in arrears equal to 0.35% per annum of the portfolio’s average daily net assets during the month.

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) served as the manager to each portfolio pursuant to a prior management agreement. Fees payable to SBFM under the prior management agreement were the same as those payable to LMPFA as described above.

Prior to December 1, 2005, SBFM served as the investment manager to each portfolio pursuant to a prior asset allocation and administration agreement for each portfolio. Fees paid to SBFM under the asset allocation and administration agreements were the same as those payable to LMPFA as described above.

For the fiscal years ended January 31, 2008, January 31, 2007 and January 31, 2006, the management fees paid to LMPFA (or to SBFM, for periods prior to August 1, 2006) for each portfolio were as follows:

Portfolio	2008	2007	2006
Allocation 85%	$237,165	$298,389	$333,581
Allocation 70%	$361,468	$470,769	$525,475
Allocation 50%	$641,292	$810,469	$902,877

Subadviser

LMGAA serves as the subadviser to each fund pursuant to a sub-advisory agreement between the manager and LMGAA with respect to each fund (the “Sub-Advisory Agreement”). LMGAA is a wholly-owned subsidiary of Legg Mason.

LMGAA has offices at 620 Eighth Avenue, New York, New York 10018 and is a recently-organized investment adviser that has been formed to provide asset allocation advisory services to the funds.

Under each Sub-Advisory Agreement, subject to the supervision and direction of the Board and the manager, the subadviser will, except for the management of cash and short-term investments that is performed by LMPFA, manage each portfolio in accordance with the portfolio’s stated investment objective(s) and policies, assist in supervising all aspects of the portfolio’s operations, make investment decisions for the portfolio, place orders to purchase and sell securities, and employ professional portfolio managers and securities analysts who provide research services to the portfolio.

Each Sub-Advisory Agreement will continue in effect from year to year thereafter provided such continuance is specifically approved at least annually (a) by the fund’s Board or by a majority of the outstanding voting securities of the applicable portfolio (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board or a majority of the outstanding voting securities of the applicable portfolio (as defined in the 1940 Act) may terminate a Sub-Advisory Agreement on 60 days’ written notice without penalty, in each case on not more than 60 days’ nor less than 30 days’ written notice to the subadviser. The subadviser may terminate the Sub-Advisory Agreement on 90 days’ written notice to the portfolio and the manager. The manager or the subadviser may terminate a Sub-Advisory Agreement upon their mutual written consent. The Sub-Advisory Agreement will terminate automatically in the event of assignment by the subadviser and shall not be assignable by the manager without the consent of the subadviser.

The subadviser does not receive a fee from the manager. Prior to December 1, 2007, the manager paid the subadviser a fee equal to 70% of the management fee paid to LMPFA, net of expense waivers and reimbursements.

From August 1, 2006, through April 30, 2007, ClearBridge Advisors, LLC (‘ClearBridge’) served as each fund’s subadviser. ClearBridge is a wholly-owned subsidiary of Legg Mason. ClearBridge received a fee equal to 70% of the management fee paid to LMPFA, net of expense waivers and reimbursements.

For the period from August 1, 2006 to January 31, 2007 and for the fiscal year ended January 31, 2008, the following subadvisory fees were paid to ClearBridge or LMGAA, as applicable:

	2008	2007*
Allocation 85%	$25,699	$81,806
Allocation 70%	$134,685	$123,752
Allocation 50%	$305,237	$248,594

*	For the period from August 1, 2006 to January 31, 2007.

Expenses

In addition to amounts payable under the Management Agreements, each portfolio is responsible for its own expenses, including, among other things: interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organization costs of the portfolio; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the portfolio’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the portfolio’s shares and servicing shareholder accounts; expenses of registering and qualifying the portfolio’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the portfolio’s shareholders; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the portfolio; Board fees; audit fees; travel expenses of officers, Trustees and employees of the fund, if any; and the portfolio’s pro rata portion of premiums on any fidelity bond and other insurance covering the fund and its officers, Trustees and employees; litigation expenses and any nonrecurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the portfolio is a party and the legal obligation which the portfolio may have to indemnify the fund’s Trustees and officers with respect thereto.

Each portfolio, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds. The effective management fee of each of the underlying funds in which the portfolios may invest is set forth below as a percentage rate of the underlying fund’s average net assets:

Underlying Fund	Management Fees

Legg Mason Partners Aggressive Growth Fund	0.69%
Legg Mason Partners Appreciation Fund	0.56%
Legg Mason Partners Fundamental Value Fund	0.64%
Legg Mason Partners Large Cap Growth Fund	0.71%
Legg Mason Partners Mid Cap Core Fund	0.75%
Legg Mason Partners Investors Value Fund	0.50%
Legg Mason Partners Capital Fund	0.58%
Legg Mason Partners Small Cap Growth Fund	0.75%
Legg Mason Partners Small Cap Core Fund	0.75%
Legg Mason Partners Emerging Markets Equity Fund	0.85%
Legg Mason Partners U.S. Large Cap Equity Fund	0.75%
Legg Mason American Leading Companies Trust	0.70%
Legg Mason Emerging Markets Trust	1.00%
Legg Mason Growth Trust, Inc.	0.80%
Legg Mason International Equity Trust	0.75%
Legg Mason Opportunity Trust	0.76%
Legg Mason Value Trust, Inc.	0.70%
Legg Mason Special Investment Trust, Inc.	0.73%
Legg Mason Partners International All Cap Opportunity Fund	0.85%
Western Asset Core Plus Bond Portfolio	0.40%
Western Asset Absolute Return Portfolio	0.75%
Western Asset High Yield Portfolio	0.55%
Royce Total Return Fund	0.95%
Royce Value Fund	1.00%

For the fiscal year ended January 31, 2008, the fund did not hold securities issued by its regular brokers or dealers.

Distribution Arrangements

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 Light Street, Baltimore, Maryland 21202, acts as each portfolio’s sole and exclusive distributor pursuant to a written agreement (the “distribution agreement”).

The distributor’s obligation is an agency or “best efforts” arrangement under which the distributor is required to take and pay only for such shares of a fund as may be sold to the public. The distributor is not obligated to sell any stated number of shares. The distribution agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the fund’s outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to such agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The distribution agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days’ written notice. The distributor may be deemed to be an underwriter for purposes of the 1933 Act.

Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGMI”), an indirect subsidiary of Citigroup Inc., and PFS Investments Inc. (“PFS”) served as co-distributors along with LMIS.

Brokerage Commissions

The following table sets forth certain information regarding the payment of brokerage commissions by each portfolio for the fiscal year ended January 31, 2008:

Total Brokerage
Portfolio	Commissions

Allocation 85%	$3,404
Allocation 70%	$0
Allocation 50%	$0

Decisions to buy and sell shares of the underlying funds for the portfolios are made by the underlying funds’ investment advisers, subject to the overall supervision and review of the Board.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the Trust, the manager, the subadviser and the portfolios’ distributor have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

Copies of the Code of Ethics of the Trust, the manager, the subadviser and distributor are on file with the SEC.

PORTFOLIO MANAGER DISCLOSURE

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each of the portfolios. Unless noted otherwise, all information is provided as of January 31, 2008.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. No accounts had fees are based on performance.

	Portfolio	Registered Investment	Other Pooled Investment
Fund	Manager(s)	Companies	Vehicles	Other Accounts

Allocation 85%	Steven Bleiberg	9 registered investment companies with $2.27 billion in total assets under management	49 other pooled investment vehicles with $3.62 billion in assets under management	5 other accounts with $0.40 billion in total assets under management
	Andrew Purdy	9 registered investment companies with $2.27 billion in total assets under management	43 other pooled investment vehicles with $3.25 billion in assets under management	2 other accounts with $0.33 billion in total assets under management
Allocation 70%	Steven Bleiberg	9 registered investment companies with $2.24 billion in total assets under management	49 other pooled investment vehicles with $3.62 billion in assets under management	5 other accounts with $0.40 billion in total assets under management
	Andrew Purdy	9 registered investment companies with $2.24 billion in total assets under management	43 other pooled investment vehicles with $3.25 billion in assets under management	2 other accounts with $0.33 billion in total assets under management
Allocation 50%	Steven Bleiberg	9 registered investment companies with $2.15 billion in total assets under management	49 other pooled investment vehicles with $3.62 billion in assets under management	5 other accounts with $0.40 billion in total assets under management
	Andrew Purdy	9 registered investment companies with $2.15 billion in total assets under management	43 other pooled investment vehicles with $3.25 billion in assets under management	2 other accounts with $0.33 billion in total assets under management

Portfolio Manager Compensation

LMGAA investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

The level of incentive compensation is determined by the senior management of Legg Mason, based upon a number of factors, including (but not limited to) the performance of LMGAA’s funds relative to their benchmarks and to their relevant peer groups.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a portfolio’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for both of the portfolio managers listed in the table above.

The manager, the subadviser, the portfolios and the underlying funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Manager and the individuals that it employs. For example, the manager and the subadviser each seek to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The manager and the subadviser have also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Manager, the subadviser and the portfolios, or by the underlying funds, will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention (portfolios and underlying funds).  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities (underlying funds).  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a portfolio’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies (underlying funds).  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers (underlying funds).  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio managers determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed.

Variation in Compensation (portfolios and underlying funds).  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of subadviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities (portfolios and underlying funds).  The manager, the subadviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the manager, the subadviser and its affiliates.

Portfolio Manager Securities Ownership

The table below identifies ownership of portfolio securities by each portfolio manager.

Dollar Range of
Portfolio Manager(s)	Portfolio	Ownership of Securities

Steven Bleiberg	Variable Lifestyle Allocation 85%	None
	Variable Lifestyle Allocation 70%	None
	Variable Lifestyle Allocation 50%	None

Andrew Purdy	Variable Lifestyle Allocation 85%	None
	Variable Lifestyle Allocation 70%	None
	Variable Lifestyle Allocation 50%	None

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Trust

The certificate of trust to establish Legg Mason Partners Variable Equity Trust (referred to in this section as the trust) was filed with the State of Maryland on October 4, 2006. On April 30, 2007, the portfolios were redomiciled as series of the trust. Prior thereto, the portfolios were a series of Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust. Prior to the reorganization of the portfolios as series of Legg Mason Partners Variable Portfolios IV, the portfolios were a series of Legg Mason Partners Lifestyle Series, Inc., a Maryland Corporation.

The portfolios are a series of the trust, a Maryland business trust. A Maryland business trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the Board (referred to in this section as the trustees) and shareholders of the trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the trust’s declaration of trust (referred to in this section as the declaration). Some of the more significant provisions of the declaration are described below.

Shareholder Voting

The declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. The trustees may, without shareholder approval, amend the declaration or authorize the merger or consolidation of the trust into another trust or entity, reorganize the trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the trust or any series or class to another entity, or a series or class of another entity, or terminate the trust or any series or class.

A fund is not required to hold an annual meeting of shareholders, but the fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the declaration. The declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees

The declaration provides that the trustees may establish the number of trustees and that vacancies on the board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The declaration also provides that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the trust, or by a vote of two-thirds of the remaining trustees. The provisions of the declaration relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendments to the Declaration

The trustees are authorized to amend the declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the declaration to persons who are or have been shareholders, trustees, officers or, employees of the trust or that limit the rights to indemnification or insurance provided in the declaration with respect to actions or omissions of persons entitled to indemnification under the declaration prior to the amendment.

Issuance and Redemption of Shares

A fund may issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. The fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the trustees, including, for example, if the shareholder fails to provide the fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings

The declaration specifically requires shareholders, upon demand, to disclose to a fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the fund may disclose such ownership if required by law or regulation.

Small Accounts

The declaration provides that a fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the declaration permits the fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes

The declaration provides that the trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The trustees may change any of those features, terminate any series or class, combine series with other series in the trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class.

Each share of a fund, as a series of the trust, represents an interest in the fund only and not in the assets of any other series of the trust.

Shareholder, Trustee and Officer Liability

The declaration provides that shareholders are not personally liable for the obligations of the fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. In addition, a fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The declaration further provides that a trustee acting in his or her capacity of trustee is not personally liable to any person other than the trust or its shareholders, for any act, omission, or obligation of the trust. Further, a trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the trust or a series thereof, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The declaration also permits the limitation of a trustee’s liability to the full extent provided under Maryland law. Under current Maryland law, a trustee is liable to the trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The declaration requires the trust to indemnify any persons who are or who have been trustees, officers or employees of the trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The declaration provides that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions

The declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on a fund’s trustees. The declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the fund, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the fund. The declaration further provides that shareholders owning shares representing at least 5% of the voting power of the affected fund must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the fund in connection with the consideration of the demand, if in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the shareholders bringing the action may be responsible for the fund’s costs, including attorneys’ fees.

The declaration further provides that a fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The declaration also requires that actions by shareholders against the fund be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

Custodian

Portfolio securities and cash owned by the portfolios are held in the custody of State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02110.

Independent Registered Public Accounting Firm

KPMG LLP, an independent registered public accounting firm, 345 Park Avenue, New York, New York 10154, has been selected to audit and report upon each fund’s financial statements and financial highlights for the fiscal year ending January 31, 2009.

Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, serves as counsel to the Trust and the funds.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, serves as counsel to the Independent Trustees.

Transfer Agent

PFPC Inc., located at 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the portfolios’ transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the funds, distributes dividends and distributions payable by the funds and produces statements with respect to account activity for the portfolios and their shareholders. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the funds during the month, and is reimbursed for out-of-pocket expenses.

Minimum Account Size

The portfolios reserve the right to liquidate involuntarily any shareholder’s account in a portfolio if the aggregate net asset value of the shares held in that portfolio account is less than $500. (If a shareholder has more than one account in a portfolio, each account must satisfy the minimum account size.) The portfolios, however, will not redeem shares based solely on market reductions in net asset value. Before the portfolios exercise such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Voting

The fund offers shares of the portfolios only for purchase by insurance company separate accounts. Thus, the insurance companies are technically the shareholders of these portfolios, and under the 1940 Act, are deemed to be in control of these portfolios. Nevertheless, with respect to any fund’s shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of any portfolio attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI, a former distributor of the funds, and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested, including the funds, and dismissing those Defendant funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendant’s motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to certain of the funds, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the funds (the “Affected Funds”).

The SEC order found that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGMI knowingly or recklessly failed to disclose to the Boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also found that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in above. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

* * *

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On

September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain closed-end funds previously managed by SBFM or SBAM of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup Inc., its former parent. It is not expected that this matter will adversely impact the funds or their current manager.

The foregoing speaks only as of the date of this SAI. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Proxy Voting Guidelines and Procedures

Although individual Trustees may not agree with particular policies or votes by the manager, the Board has delegated proxy voting discretion to the manager, believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

LMPFA delegates the responsibility for voting proxies for the portfolios, as applicable, to the subadviser through its contracts with the subadviser. The subadviser will use its own Proxy Voting Policies and Procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the portfolios. Should LMPFA become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the portfolios, the Board of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the fund as required for the fund to comply with applicable rules under the 1940 Act.

The subadviser’s Proxy Voting Policies and Procedures govern in determining how proxies relating to the funds’ portfolio securities are voted and are attached as Appendix B to this SAI. Information regarding how each fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available without charge (1) by calling (888) 425-6432, (2) on the funds’ website at http://www.leggmason.com/individualinvestors, and (3) on the SEC’s website at http://www.sec.gov.

FINANCIAL STATEMENTS

The audited financial statements of the portfolios and the portfolios’ predecessors (Statement of Assets and Liabilities as of January 31, 2008, Statement of Operations for the year ended January 31, 2008, Statements of Changes in Net Assets for each of the years in the two-year period ended January 31, 2008, Financial Highlights for each of the years in the five-year period ended January 31, 2008, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm, each of which is included in the Annual Report to Shareholders of the portfolios), are incorporated by reference into this Statement of Additional Information (filed on April 2, 2008, Accession Number 0000950123-08-003734).

Appendix A

DESCRIPTION OF RATINGS

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Description of Moody’s Investors Service, Inc.’s Long-Term Obligation Ratings:

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers “1,” “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s US Municipal and Tax Exempt Ratings:

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale. (Please refer to Corporate Equivalent Ratings under Policies and Procedures.)

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Municipal Long-Term Rating Definitions:

Aaa — Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa — Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A — Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa — Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba — Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B — Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa — Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca — Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C — Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers “1,” “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s US Municipal Short-Term Debt And Demand Obligation Ratings:

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG 1” through “MIG 3.” In addition, those short-term obligations that are of speculative quality are designated “SG,” or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Investors Service, Inc.’s Demand Obligation Ratings:

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Moody’s Investors Service, Inc.’s Short-Term Prime Ratings:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Standard & Poor’s Ratings Group’s Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on the following considerations: (1) likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial obligations is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (−): The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (−) sign to show relative standing within the major rating categories.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr: The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Description of Standard & Poor’s Ratings Group’s Ratings of Notes:

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

—	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

Description of Standard & Poor’s Ratings Group’s Short-Term Issue Credit Ratings:

A-1 — Short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2 — Short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — Short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr: The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date. Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Description of Standard & Poor’s Ratings Group’s Ratings of Commercial Paper:

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A” for the highest-quality obligations to “D” for the lowest. These categories are as follows:

A-1 — This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 — Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3 — Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B — Issues rated “B” are regarded as having only speculative capacity for timely payment.

C — This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D — Debt rated “D” is in payment default. The “D” rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

Description of Standard & Poor’s Ratings Group’s Dual Ratings:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, “AAA/A-1+”). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, “SP-1+/A-1+”).

Description of Fitch Ratings International Long-Term Credit Ratings:

International Long-Term Credit Ratings (“LTCR”) may also be referred to as “Long-Term Ratings.” When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations. The following rating scale applies to foreign currency and local currency ratings.

Investment Grade

AAA — Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB — Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B — Highly speculative. For issuers and performing obligations, “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, “B” ratings may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of “R1” (outstanding).

CCC — For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of “R2” (superior), or “R3” (good) or “R4” (average).

CC — For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of “R4” (average) or “R5” (below average).

C — For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of “R6” (poor).

RD — Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D — Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: (i) failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; (ii) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or (iii) the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated “D” upon a default. Defaulted and distressed obligations typically are rated along the continuum of “C” to “B” ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the “B” or “CCC-C” categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Description of Fitch Ratings International Short-Term Credit Ratings:

International Short-Term Credit Ratings may also be referred to as “Short-Term Ratings.” The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 — Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 — Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B — Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C — High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D — Default. Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Fitch Ratings International Long-Term and Short-Term Credit Ratings:

The modifiers “+” or “−” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC,” or to Short-term ratings other than “F1.” (The +/− modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only: Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only: Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

“PIF”: Paid-in-Full; denotes a security that is paid-in-full, matured, called, or refinanced.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

Appendix B

LEGG MASON GLOBAL ASSET ALLOCATION, LLC
Proxy Voting Policy and Procedures
February 2008

I. Types of Accounts and Securities for Which LMGAA Votes Proxies

II. General Guidelines

III. How LMGAA Votes

IV. Conflicts of Interest Procedure for Section 529 Plans

V. Voting Procedure for Fund of Funds

VI. Disclosure of Proxy Voting

VII. Recordkeeping and Oversight

LEGG MASON GLOBAL ASSET ALLOCATION, LLC
Proxy Voting Policy and Procedures

I.	Types of Accounts for Which LMGAA Votes Proxies

Each U.S. registered investment company (“Fund of Funds”) and Section 529 college savings plan (“529 Plan”) advised by Legg Mason Global Asset Allocation, LLC (“LMGAA”) invests in U.S. registered investment companies (“Underlying Funds”). Any proxy voting with respect to shares of Underlying Funds held by any Fund of Funds or 529 Plan, for which LMGAA acts as an adviser or sub-adviser with the power to vote proxies, is subject to this Proxy Voting Policy and Procedures.

LMGAA advises other clients through manager-of-managers arrangements, in which the various segments of each client’s multi-style investment portfolio is individually managed by a number of investment advisers (“Underlying Advisers”). As a manager of managers, LMGAA determines asset allocations to each Underlying Adviser, and LMGAA does not advise the client or otherwise make recommendations with respect to the purchase, holding or disposition of shares of individual securities. With respect to such manager-of-managers arrangements, LMGAA does not exercise any proxy voting authority with respect to the securities of individual corporate issuers held in the client’s portfolio. Such authority is reserved or delegated to the Underlying Advisers which have investment authority over such securities. For any employee benefit plan client subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), such proxy voting authority is reserved or delegated to the Underlying Advisers unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary.

These policies and procedures are intended to fulfill applicable requirements imposed on LMGAA by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and ERISA, and the rules and regulations adopted under these laws.

II.	General Guidelines

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III.	How LMGAA Votes

LMGAA has determined that proxy voting with respect to shares of Underlying Funds present diverse and complex policy issues that make the establishment of standard voting guidelines impractical. To the extent that LMGAA has proxy voting authority with respect to shares of Underlying Funds, LMGAA shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth in Section II. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes, but we are not required to follow any such recommendations. The use of an external service provider does not relieve LMGAA of its responsibility for the proxy vote.

IV.	Conflicts-of-Interest Procedure for Section 529 Plans (“529 Plan” or “529 Plans”)

In furtherance of LMGAA’s goal to vote proxies in the best interests of 529 Plan clients, LMGAA follows procedures designed to identify and address material conflicts that may arise between LMGAA’s interests and those of its 529 Plan clients before voting investment company proxies on behalf of such clients.

A.	Procedures for Identifying Conflicts of Interest

LMGAA relies on the following to seek to identify conflicts of interest with respect to proxy voting:

1. On behalf of 529 Plans, LMGAA brings all proxies relating to investment companies (“Affiliated Funds”) for which LMGAA or an affiliate serves as the sponsor, manager, adviser or sub-adviser to the attention of the Proxy Voting Committee (see Appendix B) for a conflicts of interest review.

2. The policy memorandum attached hereto as Appendix A will be distributed periodically to LMGAA employees. The policy memorandum alerts LMGAA employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of LMGAA with respect to voting investment company proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of LMGAA’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of the Compliance Department.

3. Based on information furnished by LMGAA employees pursuant to Section IV.A. above, LMGAA shall maintain an up to date list of Underlying Funds with respect to which LMGAA has a potential conflict of interest in voting proxies on behalf of client accounts. LMGAA shall not vote proxies on behalf of 529 Plans relating to investment companies where a potential conflict of interest has been identified until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in this Section IV.B & C below.

B.	Procedures for Assessing Materiality of Conflicts of Interest

1. LMGAA shall maintain a Proxy Voting Committee to review and address conflicts of interest brought to its attention. The Proxy Voting Committee shall be comprised of such LMGAA personnel as are designated from time to time. The current members of the Proxy Voting Committee are set forth on Appendix B hereto.

2. All conflicts of interest identified pursuant to the procedures outlined in Section IV.A. must be brought to the attention of the Proxy Voting Committee by the Compliance Department for resolution.

3. The Proxy Voting Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, LMGAA’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Compliance Department shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.

4. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, LMGAA may vote proxies on behalf of the 529 Plan notwithstanding the existence of the conflict.

C.	Procedures for Addressing Material Conflicts of Interest

1. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted on behalf of the 529 Plan. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

(a) disclosing the conflict to clients and obtaining their instruction as to how to vote;

(b) voting shares in proportion to how other shareholders have voted (also known as “mirror” or “echo” voting);

(c) voting in accordance with the recommendation of an independent third party;

(d) suggesting to clients that they engage another party to vote the proxy on their behalf;

(e) in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

(f) such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

2. The Compliance Department shall maintain a written record of the method used to resolve a material conflict of interest.

D.	Third Party Proxy Voting Firm — Conflicts of Interests

To the extent that LMGAA utilizes a third party proxy voting firm as described herein, LMGAA will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

V.	Voting Procedure for Fund of Funds

With respect to proxy voting for any Fund of Funds investing in Underlying Funds advised by LMGAA’s affiliates and/or advisers which are unaffiliated with LMGAA, proxies for the shares of any such Underlying Fund will be voted in accordance with an echo voting procedure under which such proxies are voted in the same proportion as the votes from other shareholders of such Underlying Fund. LMGAA may vote such proxies in accordance with other voting procedures approved by the Proxy Committee, provided such procedures comply with applicable law and/or regulatory requirements. Voting procedures are intended to be in the best interest of client accounts and subject to the general fiduciary principles set forth in Section II, and such procedures are subject to review by the Proxy Committee.

VI.	Disclosure of Proxy Voting

LMGAA employees may not disclose to others outside of LMGAA (including employees of other Legg Mason business units) how LGMAA intends to vote a proxy absent prior approval from the Compliance Department.

If a LMGAA employee receives a request to disclose LMGAA’s proxy voting intentions to, or is otherwise contacted by, another person outside of LMGAA (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify the Compliance Department.

VII.	Recordkeeping and Oversight

LMGAA shall maintain the following records relating to proxy voting:

—	a copy of these policies and procedures;

—	a copy of each proxy form (as voted);

—	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

—	documentation relating to the identification and resolution of conflicts of interest;

—	any documents created by LMGAA that were material to a proxy voting decision or that memorialized the basis for that decision; and

—	a copy of each written client request for information on how LMGAA voted proxies on behalf of the client, and a copy of any written response by LMGAA to any (written or oral) client request for information on how LMGAA voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of LMGAA.

*  Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Voting Committee may resolve such conflict of interest by satisfying itself that LMGAA’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

With respect to each Fund of Funds for which LMGAA votes proxies, LMGAA shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, LMGAA may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

Appendix A

Memorandum

To:    All Legg Mason Global Asset Allocation, LLC (LMGAA) Employees

From:  Legal and Compliance

Date:  February 2008

Re:    LMGAA Proxy Voting Policy and Procedures-Conflicts of Interest with respect to Proxy Voting

Legg Mason Global Asset Allocation, LLC (LMGAA) currently has in place a proxy voting policy and procedures designed to ensure that LMGAA votes investment company proxies in the best interest of its Section 529 college savings plan clients. Accompanying this memorandum is a copy of LMGAA’s Proxy Voting Policy and Procedures (February 2008). The Proxy Voting Policy and Procedures are designed to comply with the SEC rule under the Investment Advisers Act that addresses an investment adviser’s fiduciary obligation to its clients when voting proxies. AS DISCUSSED IN MORE DETAIL BELOW, LMGAA EMPLOYEES ARE UNDER AN OBLIGATION (i) TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF LMGAA IN VOTING PROXIES ON BEHALF OF CLIENT ACCOUNTS BOTH AS A RESULT OF AN EMPLOYEE’S PERSONAL RELATIONSHIPS AND DUE TO SPECIAL CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF LMGAA’S BUSINESS, AND (ii) TO BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF THE COMPLIANCE DEPARTMENT.

All LMGAA employees must play an important role in helping our organization identify potential conflicts of interest that could impact LMGAA’s proxy voting. LMGAA employees need to (i) be aware of the potential for conflicts of interest on the part of LMGAA in voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of LMGAA’s business, and (ii) bring conflicts of interest of which they become aware to the attention of the Compliance Department.

A conflict of interest arises when the existence of a personal or business relationship on the part of LMGAA or one of its employees or special circumstances that arise during the conduct of LMGAA’s business might influence, or appear to influence, the manner in which LMGAA decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which a LMGAA employee has a spouse or other close relative who serves as a director or senior executive of an investment company or a service provider to an investment company. Another example would be a situation in which there was contact between LMGAA and non-LMGAA personnel in which the non-LMGAA Legg Mason personnel, on their own initiative or at the prompting of a client of a non-LMGAA unit of Legg Mason, tried to exert pressure to influence LMGAA’s proxy vote. Of course, the foregoing examples are not exhaustive, and a variety of situations may arise that raise conflict of interest questions for LMGAA. You are encouraged to raise and discuss with the Compliance Department particular facts and circumstances that you believe may raise conflict of interest issues for LMGAA.

As described in the Proxy Policy and Procedures, LMGAA has established a Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention by the Compliance Department as well as to agree upon appropriate methods to resolve material conflicts of interest before proxies affected by the conflicts of interest are voted. As described in the Proxy Policies and Procedures, there are a variety of methods and approaches that the Proxy Voting Committee may utilize to resolve material conflicts of interest. Please note that LMGAA employees should report all conflicts of interest of which they become aware to the Compliance Department.1 It is up to the

1 The reporting procedures described in this memorandum apply to proxy voting for shares of the underlying funds held by Section 529 college savings plans advised by LMGAA, and do not apply to proxy voting for shares of underlying investment funds held by a fund of funds (i.e., a U.S. registered investment company investing in other U.S. registered investment companies). Proxy voting for fund-of-funds arrangements advised by LMGAA are subject to a separate voting procedure which is intended to be consistent with general fiduciary principles as provided under LMGAA’s Proxy Voting Policy and Procedures.

Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention and to agree upon an appropriate resolution with respect to conflicts of interest determined to be material.

The obligation of LMGAA employees to be sensitive to the issue of conflicts of interest and to bring conflicts of interest to the attention of the Compliance Department is a serious one. Failure to do so can lead to negative legal, regulatory, and reputational consequences for the firm as well as to negative regulatory and disciplinary consequences for the LMGAA employee. Please consult the Compliance Department if you have any questions concerning your obligations with respect to conflicts of interest under the updated proxy voting policies and procedures.

Appendix B

Proxy Voting Committee Members

Investment Representatives

Steven Bleiberg
Wayne Lin

Legal Representatives

Leonard Larrabee
Thomas Mandia
John Sohn

Compliance Representatives

Richard Levin
Kwame Moses

At least one representative from each of Investment Management, Legal and Compliance must participate in any deliberations and decisions of the Proxy Voting Committee.

PART C
OTHER INFORMATION
Item 23. Exhibits
Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) (the “Registration Statement”) (File Nos. 333-91278 and 811-21128).
(a)(1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated by reference to Post -Effective Amendment No. 11 to the Registration Statement filed on April 27, 2007 (“Post-Effective Amendment No. 11”).
(2) Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 25, 2007 is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on September 7, 2007 (“Post-Effective Amendment No. 12”).
(b) The Registrant’s By-Laws dated October 4, 2006 are incorporated by reference to Post-Effective Amendment No. 11.
(c) Not Applicable.
(d)(1) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(2) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Appreciation Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(3) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Capital and Income Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(4) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Dividend Strategy Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(5) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Equity Index Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(6) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Fundamental Value Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(7) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable International All Cap Opportunity Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(8) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Investors Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(9) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Large Cap Growth Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(10) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 50%, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(11) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 50%, and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on April 4, 2008 (“Post-Effective Amendment No. 17”).
(12) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 70%, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(13) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 70%, and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17.

(14) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 85%, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(15) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Lifestyle Allocation 85%, and LMPFA, dated December 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 17.
(16) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Mid Cap Core Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(17) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(18) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Growth and Value, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(19) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(20) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Small Cap Growth Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(21) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Social Awareness Portfolio, and LMPFA, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(22) Form of Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”), regarding Legg Mason Partners Variable Aggressive Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(23) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Appreciation Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(24) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding Legg Mason Partners Variable Capital and Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(25) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company Limited (“WAML”), regarding Legg Mason Partners Variable Capital and Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(26) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Capital and Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(27) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Dividend Strategy Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(28) Form of Subadvisory Agreement between LMPFA and Batterymarch Financial Management, Inc., (“Batterymarch”), regarding Legg Mason Partners Variable Equity Index Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(29) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Fundamental Value Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(30) Form of Subadvisory Agreement between LMPFA and Brandywine Global Investment Management, LLC (“Brandywine”), regarding Legg Mason Partners Variable International All Cap Opportunity Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(31) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Investors Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(32) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Large Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(33) Form of Subadvisory Agreement between LMPFA and Legg Mason Global Asset Allocation, LLC (“Legg Mason Global”), regarding Legg Mason Partners Variable Lifestyle Allocation 50%, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(34) Form of Subadvisory Agreement between LMPFA and Legg Mason Global, regarding Legg Mason Partners Variable Lifestyle Allocation 70%, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(35) Form of Subadvisory Agreement between LMPFA and Legg Mason Global, regarding Legg Mason Partners Variable Lifestyle Allocation 85%, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(36) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Mid Cap Core Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(37) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(38) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(39) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(40) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Small Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(41) Form of Subadvisory Agreement between LMPFA and Legg Mason Investment Counsel, LLC (“LMIC”), regarding Legg Mason Partners Variable Social Awareness Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(e)(1) Form of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) (formerly Salomon Smith Barney Inc.) (the “CGMI Distribution Agreement”) is incorporated by reference to the Registration Statement.
(2) Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to the Registration Statement.
(3) Amendment to the CGMI Distribution Agreement dated December 1, 2005 between the Registrant and CGMI is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement filed on April 27, 2006 (“Post-Effective Amendment No. 5”).
(4) Distribution Agreement dated December 1, 2005 between Registrant and Legg Mason Investors Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 5.
(5) Letter Agreement amending the Distribution Agreements with CGMI dated April 10, 2007 is incorporated herein by reference to Post-Effective Amendment No. 12.
(6) Letter Agreement amending the Distribution Agreements with PFS, dated April 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(7) Letter Agreement amending the Distribution Agreements with LMIS, dated April 5, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(f)(1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.
(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 6.
(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.
(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 6.
(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.
(g)(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.

(2) Letter Agreement amending the Custodian Services Agreement with State Street, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and Citicorp Trust Bank, fsb. is incorporated herein by reference to the Registration Statement.
(2) Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 5.
(3) Letter Agreement amending the Transfer Agency and Services Agreement with PFPC Inc., dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(4) License Agreement between Citigroup, Inc. and Registrant, dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 5.
(5) Form of License Agreement between Legg Mason Properties, Inc. and Registrant, dated April 6, 2006, is incorporated herein by reference to Post-Effective Amendment No. 5.
(6) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding Legg Mason Partners Variable Capital and Income Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(7) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding Legg Mason Partners Variable Large Cap Growth Portfolio, dated April 27, 2007, is incorporated herein by reference to Post-Effective Amendment No. 12.
(8) Form of Fee Waiver and Expense Reimbursement Agreement between the Registrant and LMPFA, regarding Legg Mason Partners Variable Lifestyle Allocation 85%, Variable Lifestyle Allocation 70% and Variable Lifestyle Allocation 50% is filed herewith.
(i)(1) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.
(i) (2) Opinion and Consent of Goodwin Procter LLP, Massachusetts counsel to the Registrant, as to legality of the series of shares being registered is incorporated by reference to the Registration Statement.
(i)(3) Opinion and Consent of Counsel regarding the legality of shares being registered is incorporated by reference to Post-Effective Amendment No. 11.
(j)(1) Consent of KPMG LLP is filed herewith.
(6) Power of Attorney dated February 7, 2008 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC on February 7, 2008.
(7) Power of Attorney dated February 7, 2008 is incorporated by reference to Post-Effective Amendment No. 15 as filed with the SEC on February 13, 2008.
(k) Not Applicable.
(l) Not Applicable
(m) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio; Legg Mason Partners Variable Appreciation Portfolio; Legg Mason Partners Variable Capital and Income Portfolio; Legg Mason Partners Variable Dividend Strategy Portfolio; Legg Mason Partners Variable Equity Index Portfolio; Legg Mason Partners Variable Fundamental Value Portfolio; Legg Mason Partners Variable International All Cap Opportunity Portfolio; Legg Mason Partners Variable Investors Portfolio; Legg Mason Partners Variable Large Cap Growth Portfolio; Legg Mason Partners Variable Lifestyle Allocation 50%; Legg Mason Partners Variable Lifestyle Allocation 70%; Legg Mason Partners Variable Lifestyle Allocation 85%; Legg Mason Partners Variable Mid Cap Core Portfolio; Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value; Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value; Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value; Legg Mason Partners Variable Small Cap Growth Portfolio and Legg Mason Partners Variable Social Awareness Portfolio, dated February 8, 2007, is incorporated by reference to Post-Effective Amendment No. 13 filed on November 13,2007.
(n) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 12.
(o) Not Applicable.
(p)(1) Code of Ethics of Citigroup Asset Management—North America and certain registered Investment companies, as amended September 13, 2005 (adopted by LMPFA and ClearBridge), is incorporated herein by reference to Post-Effective Amendment No. 5.
(2) Code of Ethics of Legg Mason Investor Services, LLC, dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 5.

(3) Code of Ethics of PFS Distributors, Inc. (merged into PFS) is incorporated herein by reference to Pre-Effective Amendment No. 1.
(4) Code of Ethics of WAM and WAML dated as of February, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.
(5) Code of Ethics of Batterymarch is incorporated herein by reference to Post-Effective Amendment No. 12.
(6) Code of Ethics of Brandywine to be filed by amendment.
(7) Code of Ethics of Legg Mason Global to be filed by amendment.
(8) Code of Ethics of LMIC to be filed by amendment.
Item 24. Persons Controlled by or under Common Control with Registrant
Not Applicable.
Item 25. Indemnification
The response to this item is, in part, incorporated by reference to the Registrant Statement. Reference is also made to paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC.
Item 26. Business and Other Connections of Investment Adviser
Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
     LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).
     LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).
Subadviser — ClearBridge Advisors, LLC (“ClearBridge”)
ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason.
ClearBridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).
Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM

Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management Company Limited
WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.
Subadviser—Western Asset Management Company Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason.
WAML is registered as an investment adviser under the Advisers Act.
The following is a list of other substantial business activities in which directors, officers or partners of WAML have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAML
Director, LMCM
Manager, Brandywine
Senior Executive Vice President, Legg Mason
Director, Nova Scotia
Director, LMFM
Director, Barrett
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM

James W. Hirschmann III	Director, WAML
President, Legg Mason, Inc.
Director, WAM

Gavin L. James	Senior Executive Officer, WAML
Director of Global Client Services, WAM

Gregory B. McShea	General Counsel and CCO, WAML General Counsel and CCO, WAM
Subadviser — Batterymarch Financial Management, Inc. (“Batterymarch”)
Batterymarch was organized under the laws of the State of Maryland as a corporation. Batterymarch is an indirect wholly-owned subsidiary of Legg Mason.
Batterymarch is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Batterymarch together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Batterymarch pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 48035).
Subadviser — Brandywine Global Investment Management, LLC (“Brandywine”)
Brandywine is organized under the laws of the State of Maryland as a limited liability company. Brandywine is a wholly-owned subsidiary of Legg Mason.
Brandywine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Brandywine together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Brandywine pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-27797).

Subadviser —Legg Mason Global Asset Allocation, LLC (“Legg Mason Global”).
Legg Mason Global is organized under the laws of the State of Delaware as a limited liability company. LMIC is a wholly-owned subsidiary of Legg Mason.
Legg Mason Global is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Legg Mason Global together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Legg Mason Global pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-67287).
Subadviser —Legg Mason Investment Counsel, LLC (“LMIC”)
LMIC is organized under the laws of the State of Maryland as a limited liability company. LMIC is a wholly-owned subsidiary of Legg Mason.
LMIC is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMIC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMIC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-63656).
Item 27. Principal Underwriters
(a) LMIS, the distributor of the Registrant, is also a distributor of the following funds: Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Equity Trust, Barrett Opportunity Fund, Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., and Western Asset Funds, Inc.
LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.
(b) The information required by this Item 27 with respect to each director and officer of LMIS is listed below:
C.J. Daley — Managing Director
Mark R. Fetting — Managing Director
D. Stuart Bowers — Vice President
W. Talbot Daley — Vice President
Thomas J. Hirschmann — Vice President
Joseph M. Furey — General Counsel and Chief Compliance Officer
Ronald Holinsky — Counsel
Robert E. Patterson — Counsel
Theresa M. Silberzahn — Chief Financial Officer
Elisabeth F. Craig — AML Compliance Officer and Director of Continuing Education
All Addresses are 100 Light Street, Baltimore, Maryland 21202.
The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).
     (c) Not applicable.
Item 28. Location of Accounts and Records
With respect to the Registrant:
(1)	Legg Mason Partners Variable Equity Trust 55 Water Street New York, New York 10041
With respect to the Registrant’s Investment Manager:
(2)	c/o Legg Mason Partners Fund Advisor, LLC 620 Eighth Avenue New York, NY 10018
With respect to the Registrant’s Subadvisers:
(3)	c/o ClearBridge Advisors, LLC 620 Eighth Avenue New York, NY 10018

(4)	c/o Western Asset Management Company and Western Asset Management Company Limited 620 Eighth Avenue New York, NY 10018

(5)	Batterymarch Financial Management, Inc. John Hancock Tower 200 Clarendon Street Boston, MA 02116

(6)	Brandywine Global Investment Management, LLC 2929 Arch Street, 8th Floor Philadelphia, Pa 19104

(7)	Legg Mason Global Asset Allocation, LLC 620 Eighth Avenue New York, NY 10018

(8)	Legg Mason Investment Counsel, LLC 100 Light Street Baltimore, Maryland 21202
With respect to the Registrant’s Custodian:
(9)	State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
With respect to the Registrant’s Transfer Agent:
(10)	PFPC Inc. P.O. Box 9699 Providence, Rhode Island 02940-9699
With respect to the Registrant’s Distributor:
(11)	Legg Mason Investor Services, LLC 100 Light Street Baltimore, MD 21202
Item 29. Management Services
Not applicable.
Item 30. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE EQUITY TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 28th day of April, 2008. LEGG MASON PARTNERS VARIABLE EQUITY TRUST, on behalf of Legg Mason Partners Variable Lifestyle Allocation 50%, Legg Mason Partners Variable Lifestyle Allocation 70% and Legg Mason Partners Variable Lifestyle Allocation 85%.

By:	/s/ R. Jay Gerken
R. Jay. Gerken
Chairman of the Board
(Chief Executive Officer)
     WITNESS our hands on the date set forth below.
     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on April 28, 2008.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee
R. Jay Gerken

/s/ Kaprel Ozsolak	Treasurer and Chief Financial Officer
Kaprel Ozsolak

/s/ Paul R. Ades*	Trustee
Paul R. Ades

/s/ Andrew L. Breech*	Trustee
Andrew L. Breech

/s/ Dwight B. Crane*	Trustee
Dwight B. Crane

/s/ Robert M. Frayn, Jr.*	Trustee
Robert M. Frayn, Jr.

/s/ Frank G. Hubbard*	Trustee
Frank G. Hubbard

/s/ Howard J. Johnson*	Trustee
Howard J. Johnson

/s/ David E. Maryatt*	Trustee
David E. Maryatt

/s/ Jerome H. Miller*	Trustee
Jerome H. Miller

/s/ Ken Miller*	Trustee
Ken Miller

Signature	Title

/s/ John J. Murphy*	Trustee
John J. Murphy

/s/ Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

/s/ Jerry A. Viscione*	Trustee
Jerry A. Viscione

*By:	/s/R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 7, 2008.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
(j)(1)	Consent of KPMG LLP for Legg Mason Partners Variable Lifestyle 85%, Legg Mason Partners Variable Lifestyle 70% and Legg Mason Partners Variable Lifestyle 85%